Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

May 31, 2021

SEI-QTLY-0721
1.816014.116

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc.	306,734	$1,018,357
Anterix, Inc. (a)(b)	65,063	3,218,016
ATN International, Inc.	49,421	2,336,131
Bandwidth, Inc. (a)(b)	118,706	14,041,733
Cincinnati Bell, Inc. (a)	265,617	4,090,502
Cogent Communications Group, Inc. (b)	226,643	17,134,211
Consolidated Communications Holdings, Inc. (a)	325,131	3,043,226
Cuentas, Inc. (a)(b)	48,265	108,596
Globalstar, Inc. (a)(b)	3,272,215	5,235,544
IDT Corp. Class B (a)	96,642	2,789,088
Iridium Communications, Inc. (a)	621,382	23,743,006
Liberty Global PLC:
Class A (a)	876,022	23,924,161
Class B (a)	300	8,415
Class C (a)	1,769,746	48,172,486
Liberty Latin America Ltd.:
Class A (a)	224,504	3,203,672
Class C (a)	781,281	11,234,821
Ooma, Inc. (a)(b)	118,007	2,290,516
ORBCOMM, Inc. (a)	433,081	4,846,176
Radius Global Infrastructure, Inc. (a)	327,042	5,232,672
Vonage Holdings Corp. (a)	1,254,127	17,281,870
		192,953,199
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,001,171	52,270,587
Ballantyne of Omaha, Inc. (a)	109,624	575,526
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	10,393	149,659
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	36,202	1,411,516
Cinedigm Corp. (a)	470,513	672,834
Cinemark Holdings, Inc. (a)(b)	538,799	12,209,185
CuriosityStream, Inc. Class A (a)(b)	122,763	1,387,222
Dolphin Entertainment, Inc. (a)(b)	43,167	369,510
Gaia, Inc. Class A (a)(b)	94,288	1,094,684
Lions Gate Entertainment Corp.:
Class A (a)(b)	409,542	7,977,878
Class B (a)	472,810	8,217,438
LiveXLive Media, Inc. (a)(b)	320,495	1,583,245
Madison Square Garden Entertainment Corp. (a)(b)	95,846	8,552,339
Madison Square Garden Sports Corp. (a)	86,653	16,034,271
Marcus Corp. (a)(b)	142,471	3,007,563
Motorsport Games, Inc. Class A	17,333	281,488
Playtika Holding Corp.	371,707	10,195,923
Reading International, Inc. Class A (a)	94,967	622,984
Roku, Inc. Class A (a)	585,728	203,077,755
Sciplay Corp. (A Shares) (a)(b)	130,193	2,245,829
Skillz, Inc. (a)(b)	1,261,168	21,427,244
Warner Music Group Corp. Class A	488,975	17,549,313
World Wrestling Entertainment, Inc. Class A (b)	262,102	14,635,776
Zynga, Inc. (a)	5,303,558	57,490,569
		443,040,338
Interactive Media & Services - 2.5%
ANGI Homeservices, Inc. Class A (a)	427,071	6,055,867
Autoweb, Inc. (a)(b)	46,143	131,969
Bumble, Inc.	269,348	12,853,287
CarGurus, Inc. Class A (a)	481,276	13,581,609
Cars.com, Inc. (a)	356,794	5,212,760
Creatd, Inc. (a)(b)	42,672	156,606
DHI Group, Inc. (a)	262,377	839,606
Eventbrite, Inc. (a)(b)	368,036	7,471,131
EverQuote, Inc. Class A (a)(b)	54,748	1,726,204
IAC (a)	439,438	70,077,178
Izea Worldwide, Inc. (a)	258,392	718,330
Kubient, Inc. (b)	44,094	228,848
Liberty TripAdvisor Holdings, Inc. (a)	380,876	1,812,970
Match Group, Inc. (a)	1,417,570	203,251,187
MediaAlpha, Inc. Class A (b)	91,323	3,864,789
Pinterest, Inc. Class A(a)	2,805,904	183,225,531
Professional Diversity Network, Inc. (a)(b)	32,999	46,859
QuinStreet, Inc. (a)	269,180	4,874,850
Snap, Inc. Class A (a)	4,889,375	303,727,975
Super League Gaming, Inc. (a)(b)	101,519	463,942
Travelzoo, Inc. (a)(b)	36,094	600,604
TripAdvisor, Inc. (a)	510,114	22,164,453
TrueCar, Inc. (a)	514,429	3,040,275
Vimeo, Inc. (a)	713,427	29,963,934
Yelp, Inc. (a)	374,541	15,022,840
Zedge, Inc. (a)	51,755	641,762
Zillow Group, Inc.:
Class A (a)	313,933	37,135,135
Class C (a)	696,940	81,765,001
Zoominfo Technologies, Inc.	498,053	21,829,663
		1,032,485,165
Media - 1.8%
A.H. Belo Corp. Class A	90,747	164,252
Advantage Solutions, Inc. Class A (a)	668,761	8,426,389
Altice U.S.A., Inc. Class A (a)	1,381,697	49,823,994
AMC Networks, Inc. Class A (a)(b)	149,805	8,041,532
Audacy, Inc. Class A (a)	571,458	2,485,842
Beasley Broadcast Group, Inc. Class A (a)(b)	105,521	291,238
Boston Omaha Corp. (a)(b)	117,015	3,587,680
Cable One, Inc.	27,179	49,345,105
Cardlytics, Inc. (a)	170,698	18,187,872
Cbdmd, Inc. (a)	199,426	604,261
Clear Channel Outdoor Holdings, Inc. (a)	2,654,290	6,343,753
comScore, Inc. (a)	431,269	1,725,076
Creative Realities, Inc. (a)(b)	68,917	146,793
Cumulus Media, Inc. (a)	100,684	1,105,510
Daily Journal Corp. (a)(b)	6,077	1,941,602
Digital Media Solutions, Inc. Class A (a)(b)	80,750	864,025
E.W. Scripps Co. Class A (b)	281,667	5,974,157
Emerald Expositions Events, Inc. (a)	152,151	859,653
Entravision Communication Corp. Class A	291,837	1,362,879
Fluent, Inc. (a)(b)	354,171	1,023,554
Gannett Co., Inc. (a)(b)	661,965	3,395,880
Gray Television, Inc.	438,687	10,203,860
Hemisphere Media Group, Inc. (a)	94,673	1,171,105
iHeartMedia, Inc. (a)	616,750	14,314,768
Insignia Systems, Inc. (a)(b)	30,844	223,311
John Wiley & Sons, Inc. Class A	273,259	17,319,155
Lee Enterprises, Inc. (a)(b)	35,999	1,047,931
Liberty Broadband Corp.:
Class A (a)	20,228	3,278,150
Class C (a)	1,152,012	191,568,075
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	62,168	1,735,731
Liberty Braves Class C (a)	216,739	5,927,812
Liberty Formula One Group Series C (a)	1,071,932	47,861,764
Liberty Media Class A (a)	29,730	1,190,389
Liberty SiriusXM Series A (a)	367,014	16,023,831
Liberty SiriusXM Series C (a)	894,475	38,918,607
Loral Space & Communications Ltd.	63,646	2,409,001
Magnite, Inc. (a)(b)	616,855	18,320,594
Marchex, Inc. Class B (a)	161,827	412,659
MDC Partners, Inc. Class A (a)	358,478	1,670,507
Mediaco Holding, Inc. (a)	8,620	26,119
Meredith Corp. (a)	200,926	6,767,188
MSG Network, Inc. Class A (a)(b)	308,370	4,755,065
National CineMedia, Inc.	299,105	1,447,668
Nexstar Broadcasting Group, Inc. Class A	216,591	32,902,339
Saga Communications, Inc. Class A (a)	21,047	496,920
Salem Communications Corp. Class A (a)(b)	69,488	139,671
Scholastic Corp.	146,379	4,930,045
Sinclair Broadcast Group, Inc. Class A (b)	234,837	7,911,659
Sirius XM Holdings, Inc. (b)	6,631,519	41,446,994
SPAR Group, Inc. (a)	72,091	113,904
SRAX, Inc. (a)(b)	141,912	702,464
SRAX, Inc. rights 12/31/20 (a)(c)	34,667	6,240
TechTarget, Inc. (a)	144,892	10,187,357
Tegna, Inc.	1,093,739	21,207,599
The New York Times Co. Class A	727,880	31,167,822
Thryv Holdings, Inc. (a)(b)	35,254	1,022,366
Townsquare Media, Inc.	61,170	845,981
Urban One, Inc.:
Class A (a)(b)	44,688	328,457
Class D (non-vtg.) (a)	143,428	688,454
WideOpenWest, Inc. (a)	331,840	5,531,773
Xcel Brands, Inc. (a)	41,881	117,686
		712,042,068
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	246,909	3,451,788
Gogo, Inc. (a)(b)	265,100	3,610,662
NII Holdings, Inc. (a)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	270,577	13,499,087
Spok Holdings, Inc.	105,467	1,230,800
Telephone & Data Systems, Inc.	484,856	12,470,496
U.S. Cellular Corp. (a)	95,146	3,591,762
		38,916,152

TOTAL COMMUNICATION SERVICES		2,419,436,922

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.1%
Adient PLC (a)	494,620	24,760,677
American Axle & Manufacturing Holdings, Inc. (a)	562,185	6,296,472
Autoliv, Inc.	412,753	43,764,201
Cooper Tire & Rubber Co.	266,868	15,846,622
Cooper-Standard Holding, Inc. (a)	89,430	2,661,437
Dana, Inc.	760,913	20,643,570
Dorman Products, Inc. (a)	152,374	15,600,050
Fox Factory Holding Corp. (a)	221,119	34,379,582
Gentex Corp.	1,277,474	45,350,327
Gentherm, Inc. (a)	172,635	12,521,217
Horizon Global Corp. (a)	113,949	1,113,282
LCI Industries	133,790	19,941,400
Lear Corp.	286,350	55,368,636
Luminar Technologies, Inc. (a)(b)	993,573	20,378,182
Modine Manufacturing Co. (a)	270,613	4,760,083
Motorcar Parts of America, Inc. (a)	100,658	2,352,377
Patrick Industries, Inc. (b)	118,921	10,191,530
QuantumScape Corp. Class A (a)(b)	734,862	19,025,577
Standard Motor Products, Inc.	106,076	4,775,542
Stoneridge, Inc. (a)	144,257	4,391,183
Strattec Security Corp. (a)	19,738	990,848
Superior Industries International, Inc. (a)	132,807	929,649
Sypris Solutions, Inc. (a)(b)	53,541	176,150
Tenneco, Inc. (a)	263,544	4,132,370
The Goodyear Tire & Rubber Co. (a)	1,235,782	24,505,557
Unique Fabricating, Inc. (a)	9,426	32,331
Veoneer, Inc. (a)(b)	500,749	11,852,729
Visteon Corp. (a)	147,345	18,043,869
XL Fleet Corp. (Class A) (a)(b)	498,011	3,436,276
XPEL, Inc. (a)(b)	88,644	7,268,808
		435,490,534
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	147,046	1,433,699
AYRO, Inc. (a)(b)	121,210	592,717
Canoo, Inc. (a)(b)	749,657	5,937,283
Fisker, Inc. (a)(b)	760,943	10,090,104
Harley-Davidson, Inc. (b)	811,798	39,347,849
Lordstown Motors Corp. (a)(b)	521,667	5,164,503
Thor Industries, Inc. (b)	291,101	35,805,423
Winnebago Industries, Inc. (b)	180,640	13,360,134
Workhorse Group, Inc. (a)(b)	572,275	5,362,217
		117,093,929
Distributors - 0.0%
Core-Mark Holding Co., Inc.	240,823	11,044,143
Educational Development Corp. (b)	32,392	466,445
Funko, Inc. (a)	113,459	2,978,299
Weyco Group, Inc. (b)	33,928	698,238
		15,187,125
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	267,481	9,730,959
American Public Education, Inc. (a)	98,903	2,769,284
Aspen Group, Inc./Co. (a)(b)	104,326	607,177
Bright Horizons Family Solutions, Inc. (a)	321,776	44,479,096
Carriage Services, Inc.	89,483	3,432,568
Chegg, Inc. (a)	736,307	56,629,371
Frontdoor, Inc. (a)	452,235	24,285,020
Graham Holdings Co.	21,738	14,402,295
Grand Canyon Education, Inc. (a)	248,238	22,574,764
H&R Block, Inc.	953,067	23,655,123
Houghton Mifflin Harcourt Co. (a)(b)	675,366	6,713,138
Laureate Education, Inc. Class A (a)	503,670	7,358,619
Lincoln Educational Services Corp. (a)	124,014	961,109
OneSpaWorld Holdings Ltd. (b)	271,523	3,043,773
Perdoceo Education Corp. (a)	372,802	4,544,456
Regis Corp. (a)(b)	125,533	1,147,372
Select Interior Concepts, Inc. (a)	107,931	1,206,669
Service Corp. International	894,184	47,409,636
StoneMor, Inc. (a)	604,884	1,258,159
Strategic Education, Inc.	129,789	9,194,253
Stride, Inc. (a)(b)	218,349	5,869,221
Terminix Global Holdings, Inc. (a)	694,075	34,245,661
Universal Technical Institute, Inc. (a)	169,823	1,027,429
Vivint Smart Home, Inc. Class A (a)	237,149	3,298,743
WW International, Inc. (a)	249,034	9,787,036
Xpresspa Group, Inc. (a)(b)	456,388	634,379
Zovio, Inc. (a)(b)	140,582	330,368
		340,595,678
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)(b)	296,897	3,895,289
Airbnb, Inc. Class A (b)	390,244	54,790,258
Allied Esports Entertainment, Inc. (a)(b)	92,963	215,674
ARAMARK Holdings Corp.	1,341,020	50,087,097
Ark Restaurants Corp. (a)(b)	10,557	210,612
Bally's Corp. (a)(b)	153,211	8,890,834
BBQ Holdings, Inc. (a)	49,620	664,412
Biglari Holdings, Inc. (a)	449	368,063
Biglari Holdings, Inc. (a)	4,931	789,798
BJ's Restaurants, Inc. (a)(b)	122,900	6,793,912
Bloomin' Brands, Inc. (a)	427,380	12,629,079
Bluegreen Vacations Holding Corp. Class A (a)(b)	85,816	1,801,278
Boyd Gaming Corp. (a)	424,756	27,350,039
Brinker International, Inc. (a)	241,799	14,858,549
BurgerFi International, Inc. (a)(b)	61,401	649,009
Carrols Restaurant Group, Inc. (a)	193,162	1,141,587
Century Casinos, Inc. (a)(b)	142,806	1,997,856
Choice Hotels International, Inc.	152,923	18,489,920
Churchill Downs, Inc.	183,058	36,525,563
Chuy's Holdings, Inc. (a)(b)	104,787	4,343,421
Cracker Barrel Old Country Store, Inc.	123,270	19,442,144
Dave & Buster's Entertainment, Inc. (a)	254,185	10,746,942
Del Taco Restaurants, Inc.	174,172	1,769,588
Denny's Corp. (a)(b)	343,120	6,032,050
Dine Brands Global, Inc. (a)	85,636	8,131,138
Dover Motorsports, Inc.	22,265	50,096
DraftKings, Inc. Class A (a)(b)	1,703,612	85,095,419
Drive Shack, Inc. (a)	470,644	1,416,638
El Pollo Loco Holdings, Inc. (a)	107,654	1,815,046
Esports Entertainment Group, Inc. (a)(b)	62,226	710,621
Everi Holdings, Inc. (a)	447,001	9,266,331
Extended Stay America, Inc. unit	842,908	16,613,717
Fiesta Restaurant Group, Inc. (a)	95,356	1,295,888
Flanigans Enterprises, Inc. (a)	1,099	31,278
Full House Resorts, Inc. (a)	128,424	1,446,054
Golden Entertainment, Inc. (a)	100,147	4,270,268
Golden Nugget Online Gaming, Inc. (a)(b)	176,382	2,321,187
Good Times Restaurants, Inc. (a)(b)	48,690	205,959
Hall of Fame Resort & Entertainment Co. (a)(b)	215,458	786,422
Hilton Grand Vacations, Inc. (a)	450,684	20,609,779
Hyatt Hotels Corp. Class A (a)	192,398	15,022,436
Inspired Entertainment, Inc. (a)(b)	77,950	893,307
J. Alexanders Holdings, Inc. (a)	68,394	821,412
Jack in the Box, Inc. (b)	117,893	13,392,645
Kura Sushi U.S.A., Inc. Class A (a)(b)	18,377	789,843
Lindblad Expeditions Holdings (a)	163,471	2,782,276
Luby's, Inc. (a)	53,936	199,024
Marriott Vacations Worldwide Corp. (a)	218,106	37,577,483
Monaker Group, Inc. (a)	74,961	187,403
Monarch Casino & Resort, Inc. (a)	69,842	4,983,925
Muscle Maker, Inc. (a)(b)	61,384	79,185
Nathan's Famous, Inc.	14,687	948,340
New Canterbury Park Holding Co. (a)	400	5,700
Noodles & Co. (a)	167,373	2,155,764
Papa John's International, Inc.	174,204	16,366,466
Planet Fitness, Inc. (a)	438,400	34,532,768
Playa Hotels & Resorts NV (a)	492,293	3,598,662
PlayAGS, Inc. (a)	195,131	1,986,434
Potbelly Corp. (a)(b)	129,702	893,647
Rave Restaurant Group, Inc. (a)	99,619	148,432
RCI Hospitality Holdings, Inc.	43,706	3,387,215
Red Robin Gourmet Burgers, Inc. (a)(b)	82,852	2,971,073
Red Rock Resorts, Inc. (a)	348,195	15,581,726
Rush Street Interactive, Inc. (a)(b)	240,888	2,989,420
Ruth's Hospitality Group, Inc. (a)	169,223	4,085,043
Scientific Games Corp. Class A (a)	298,105	21,624,537
SeaWorld Entertainment, Inc. (a)	265,447	14,448,280
Shake Shack, Inc. Class A (a)(b)	192,611	18,101,582
Six Flags Entertainment Corp. (a)	402,214	18,272,582
Target Hospitality Corp. (a)(b)	161,509	621,810
Texas Roadhouse, Inc. Class A	346,280	34,873,859
The Cheesecake Factory, Inc. (a)(b)	219,134	12,889,462
The ONE Group Hospitality, Inc. (a)	110,844	1,188,248
Travel+Leisure Co.	450,659	29,360,434
Vail Resorts, Inc. (a)	212,798	69,559,410
Wendy's Co.	949,118	22,038,520
Wingstop, Inc.	157,226	22,433,006
Wyndham Hotels & Resorts, Inc.	492,188	36,943,631
		907,283,805
Household Durables - 1.1%
Aterian, Inc. (a)(b)	51,586	925,969
Bassett Furniture Industries, Inc.	47,903	1,450,982
Beazer Homes U.S.A., Inc. (a)	157,576	3,751,885
Casper Sleep, Inc. (a)	125,086	1,142,035
Cavco Industries, Inc. (a)	45,183	9,997,642
Century Communities, Inc.	150,091	12,214,406
Comstock Holding Companies, Inc. (a)(b)	13,924	88,835
Dixie Group, Inc. (a)	52,063	145,776
Dream Finders Homes, Inc. (b)	54,346	1,726,572
Emerson Radio Corp. (a)	23,944	27,057
Ethan Allen Interiors, Inc. (b)	114,069	3,293,172
Flexsteel Industries, Inc.	35,097	1,631,309
GoPro, Inc. Class A (a)(b)	642,494	7,208,783
Green Brick Partners, Inc. (a)(b)	253,994	5,928,220
Hamilton Beach Brands Holding Co. Class A	39,000	982,800
Harbor Custom Development, Inc. (a)(b)	45,418	144,429
Helen of Troy Ltd. (a)(b)	129,248	27,204,119
Hooker Furniture Corp.	60,794	2,179,465
Hovnanian Enterprises, Inc. Class A (a)	23,723	3,378,867
Installed Building Products, Inc. (b)	119,651	14,190,609
iRobot Corp. (a)(b)	149,818	14,637,219
KB Home	463,154	21,680,239
Koss Corp. (a)(b)	17,295	398,996
La-Z-Boy, Inc.	242,410	9,994,564
Landsea Homes Corp. (a)(b)	73,464	661,911
Legacy Housing Corp. (a)(b)	42,516	809,505
LGI Homes, Inc. (a)(b)	116,897	21,136,147
Lifetime Brands, Inc.	51,008	765,120
Live Ventures, Inc. (a)(b)	13,437	728,151
Lovesac (a)(b)	55,632	4,618,569
M.D.C. Holdings, Inc. (b)	290,000	16,805,500
M/I Homes, Inc. (a)	154,389	10,887,512
Meritage Homes Corp. (a)	199,469	21,476,827
New Home Co., Inc. (a)	59,315	379,616
Nova LifeStyle, Inc. (a)	18,912	56,547
Purple Innovation, Inc. (a)(b)	310,647	8,859,652
Skyline Champion Corp. (a)	279,369	14,150,040
Sonos, Inc. (a)	500,730	18,527,010
Taylor Morrison Home Corp. (a)	686,613	20,337,477
Tempur Sealy International, Inc.	1,007,219	38,777,932
Toll Brothers, Inc.	592,945	38,683,732
TopBuild Corp. (a)	173,006	34,263,838
TRI Pointe Homes, Inc. (a)	637,461	15,375,559
Tupperware Brands Corp. (a)(b)	261,424	6,702,911
Turtle Beach Corp. (a)(b)	86,073	2,849,016
Universal Electronics, Inc. (a)	73,259	3,667,346
VOXX International Corp. (a)(b)	82,839	1,245,899
Vuzix Corp. (a)(b)	253,126	4,419,580
ZAGG, Inc. rights (a)(c)	138,785	12,491
		430,521,838
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	134,706	4,104,492
Blue Apron Holdings, Inc. Class A (a)(b)	89,331	446,655
CarParts.com, Inc. (a)(b)	189,153	3,090,760
Chewy, Inc. (a)(b)	403,653	29,716,934
ContextLogic, Inc. (b)	254,360	2,019,618
Doordash, Inc. (b)	182,251	27,388,680
Duluth Holdings, Inc. (a)(b)	66,590	1,072,099
Groupon, Inc. (a)(b)	119,545	5,648,501
GrubHub, Inc. (a)	489,086	29,398,959
iMedia Brands, Inc. (a)(b)	68,162	674,804
Lands' End, Inc. (a)(b)	87,559	2,242,386
Leaf Group Ltd. (a)	153,123	1,292,358
Liquidity Services, Inc. (a)	141,941	3,393,809
Overstock.com, Inc. (a)(b)	226,748	19,371,082
PARTS iD, Inc. (a)	12,233	77,680
PetMed Express, Inc. (b)	105,963	3,062,331
Porch Group, Inc. Class A (a)	334,130	5,720,306
Poshmark, Inc. (b)	34,856	1,620,804
PubMatic, Inc. (b)	34,787	1,028,652
Quotient Technology, Inc. (a)	414,438	4,873,791
Qurate Retail, Inc. Series A	2,017,654	27,500,624
Remark Holdings, Inc. (a)(b)	466,629	779,270
Revolve Group, Inc. (a)	176,366	9,777,731
RumbleON, Inc. Class B (a)	9,800	396,018
Shutterstock, Inc. (b)	116,846	10,603,775
Stamps.com, Inc. (a)	97,109	18,225,417
Stitch Fix, Inc. (a)(b)	314,066	16,789,968
The RealReal, Inc. (a)(b)	316,242	5,524,748
Trxade Group, Inc. (a)	5,118	18,527
Waitr Holdings, Inc. (a)	512,652	1,040,684
Wayfair LLC Class A (a)(b)	384,971	118,009,010
		354,910,473
Leisure Products - 1.0%
Acushnet Holdings Corp. (b)	182,695	9,719,374
American Outdoor Brands, Inc. (a)	79,830	2,556,955
AMMO, Inc. (b)	280,311	1,922,933
Brunswick Corp.	411,068	42,023,482
Callaway Golf Co.	499,139	18,428,212
Clarus Corp.	131,525	3,115,827
Escalade, Inc. (b)	49,247	1,204,089
Genius Brands International, Inc. (a)(b)	1,452,524	2,556,442
JAKKS Pacific, Inc. (a)	25,066	215,066
Johnson Outdoors, Inc. Class A	38,569	4,712,746
Malibu Boats, Inc. Class A (a)	107,392	8,421,681
Marine Products Corp. (b)	148,392	2,409,886
MasterCraft Boat Holdings, Inc. (a)	99,228	2,754,569
Mattel, Inc. (a)(b)	1,839,453	39,014,798
Nautilus, Inc. (a)(b)	159,660	2,875,477
Peloton Interactive, Inc. Class A (a)	1,387,281	153,030,967
Polaris, Inc.	307,016	40,286,640
Smith & Wesson Brands, Inc.	278,100	5,912,406
Sturm, Ruger & Co., Inc.	93,614	7,389,889
Vinco Ventures, Inc. (a)(b)	64,229	181,768
Vista Outdoor, Inc. (a)(b)	309,904	13,508,715
YETI Holdings, Inc. (a)	396,523	34,735,415
		396,977,337
Multiline Retail - 0.4%
Big Lots, Inc. (b)	178,321	10,866,882
Dillard's, Inc. Class A (b)	37,889	4,997,938
Franchise Group, Inc.	145,410	5,371,445
Kohl's Corp.	833,268	46,238,041
Macy's, Inc. (a)	1,645,193	30,074,128
Nordstrom, Inc. (a)(b)	575,611	19,305,993
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	303,153	26,204,545
		143,058,972
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	331,634	14,160,772
Academy Sports & Outdoors, Inc.	208,196	7,605,400
America's Car Mart, Inc. (a)	33,418	5,493,585
American Eagle Outfitters, Inc. (b)	791,244	28,033,775
Arko Corp. (a)	354,450	3,718,181
Asbury Automotive Group, Inc. (a)	95,598	18,956,127
At Home Group, Inc. (a)	288,798	10,841,477
AutoNation, Inc. (a)	291,200	29,740,256
Barnes & Noble Education, Inc. (a)	158,050	1,291,269
Bed Bath & Beyond, Inc. (a)(b)	642,447	17,982,092
Big 5 Sporting Goods Corp. (b)	108,731	3,343,478
Blink Charging Co. (a)(b)	160,030	5,441,020
Boot Barn Holdings, Inc. (a)	150,519	11,498,146
Build-A-Bear Workshop, Inc. (a)	69,222	1,057,020
Burlington Stores, Inc. (a)	349,822	113,121,940
Caleres, Inc.	199,324	4,999,046
Camping World Holdings, Inc. (b)	198,705	8,820,515
CarLotz, Inc. Class A (a)(b)	358,697	1,571,093
Carvana Co. Class A (a)(b)	331,208	87,799,929
Chico's FAS, Inc. (a)	631,571	2,936,805
Citi Trends, Inc. (a)(b)	54,937	4,578,450
Conn's, Inc. (a)(b)	109,424	2,537,543
Designer Brands, Inc. Class A (a)(b)	309,649	5,415,761
Dick's Sporting Goods, Inc. (b)	342,705	33,424,019
Envela Corp. (a)(b)	16,721	71,566
Express, Inc. (a)	340,963	1,462,731
Five Below, Inc. (a)(b)	293,303	54,002,948
Floor & Decor Holdings, Inc. Class A (a)	550,262	54,096,257
Foot Locker, Inc.	544,429	34,456,911
GameStop Corp. Class A (a)(b)	289,324	64,229,928
Genesco, Inc. (a)	75,393	4,146,615
Group 1 Automotive, Inc.	90,630	14,453,672
GrowGeneration Corp. (a)(b)	253,190	11,244,168
Guess?, Inc. (b)	197,342	5,795,935
Haverty Furniture Companies, Inc. (b)	92,748	4,260,843
Hibbett Sports, Inc. (a)	82,340	6,979,138
J.Jill, Inc. (a)(b)	17,546	336,006
Kirkland's, Inc. (a)(b)	70,503	1,812,632
Lazydays Holdings, Inc. (a)(b)	37,576	871,012
Leslie's, Inc. (b)	370,566	10,805,705
Lithia Motors, Inc. Class A (sub. vtg.)	157,398	55,402,522
LMP Automotive Holdings, Inc. (a)(b)	32,134	485,223
Lumber Liquidators Holdings, Inc. (a)(b)	154,017	3,508,507
MarineMax, Inc. (a)(b)	116,562	5,994,784
Monro, Inc. (b)	173,975	10,845,602
Murphy U.S.A., Inc.	133,550	18,003,876
National Vision Holdings, Inc. (a)(b)	423,838	21,052,033
OneWater Marine, Inc. Class A (a)	52,449	2,582,589
Party City Holdco, Inc. (a)(b)	580,967	5,362,325
Penske Automotive Group, Inc. (b)	155,213	13,284,681
Petco Health & Wellness Co., Inc. (b)	381,938	8,650,896
Rent-A-Center, Inc.	257,970	15,945,126
RH (a)(b)	86,157	55,230,945
Sally Beauty Holdings, Inc. (a)(b)	597,986	13,042,075
Shift Technologies, Inc. Class A (a)(b)	313,128	2,216,946
Shoe Carnival, Inc. (b)	46,555	3,142,928
Signet Jewelers Ltd. (a)	277,492	16,810,465
Sleep Number Corp. (a)	134,441	14,988,827
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	120,604	5,816,731
Sportsman's Warehouse Holdings, Inc. (a)	227,361	4,047,026
The Aaron's Co., Inc.	180,479	6,491,830
The Buckle, Inc. (b)	151,150	6,366,438
The Cato Corp. Class A (sub. vtg.)	113,369	1,752,685
The Children's Place Retail Stores, Inc. (a)	76,695	7,131,868
The Container Store Group, Inc. (a)(b)	105,866	1,435,543
The ODP Corp. (a)	265,272	11,602,997
Tilly's, Inc. (a)	124,691	1,703,279
TravelCenters of America LLC (a)	77,393	2,214,988
Urban Outfitters, Inc. (a)	363,854	14,248,523
Vroom, Inc. (b)	185,374	8,195,385
Williams-Sonoma, Inc.	405,027	68,668,278
Winmark Corp.	15,620	3,058,708
Zumiez, Inc. (a)(b)	111,344	4,879,094
		1,107,557,489
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	798,188	45,265,241
Carter's, Inc. (b)	232,249	23,745,138
Charles & Colvard Ltd. (a)	139,526	361,372
Columbia Sportswear Co.	162,079	16,650,376
Crocs, Inc. (a)	346,275	35,056,881
Crown Crafts, Inc.	3,686	28,567
Culp, Inc.	47,215	770,549
Deckers Outdoor Corp. (a)	147,899	49,611,241
Delta Apparel, Inc. (a)	31,316	979,564
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	52,651
Fossil Group, Inc. (a)	246,779	3,484,519
G-III Apparel Group Ltd. (a)(b)	231,549	7,650,379
Iconix Brand Group, Inc. (a)	74,041	167,333
Kontoor Brands, Inc. (b)	248,649	15,918,509
Lakeland Industries, Inc. (a)(b)	43,248	1,090,715
Levi Strauss & Co. Class A (b)	411,800	11,019,768
lululemon athletica, Inc. (a)	624,963	201,944,294
Movado Group, Inc.	88,912	2,465,530
Oxford Industries, Inc.	88,957	8,517,633
PLBY Group, Inc. (a)(b)	83,216	3,792,153
Rocky Brands, Inc.	36,338	2,119,232
Sequential Brands Group, Inc. (a)(b)	6,363	47,532
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	724,246	34,401,685
Steven Madden Ltd.	404,325	16,739,055
Superior Group of Companies, Inc.	50,722	1,294,933
Toughbuilt Industries, Inc. (a)	247,047	176,639
Unifi, Inc. (a)	79,958	2,201,244
Vera Bradley, Inc. (a)	123,491	1,417,677
Vince Holding Corp. (a)	16,911	194,646
Wolverine World Wide, Inc.	428,699	15,630,366
		502,795,422

TOTAL CONSUMER DISCRETIONARY		4,751,472,602

CONSUMER STAPLES - 2.8%
Beverages - 0.5%
Alkaline Water Co., Inc. (a)(b)	336,572	393,789
Boston Beer Co., Inc. Class A (a)	48,757	51,592,707
Celsius Holdings, Inc. (a)(b)	141,356	9,264,472
Coca-Cola Bottling Co. Consolidated	24,537	9,935,522
Eastside Distilling, Inc. (a)	34,195	88,565
Keurig Dr. Pepper, Inc. (b)	3,037,986	112,283,963
MGP Ingredients, Inc. (b)	70,576	4,918,441
National Beverage Corp. (b)	123,646	6,173,645
Newage, Inc. (a)(b)	647,438	1,534,428
REED'S, Inc. (a)(b)	350,198	346,696
Willamette Valley Vineyards, Inc. (a)	13,809	198,435
		196,730,663
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	246,428	4,728,953
Andersons, Inc.	164,362	5,108,371
BJ's Wholesale Club Holdings, Inc. (a)(b)	725,588	32,499,087
Casey's General Stores, Inc.	193,120	42,648,621
Chefs' Warehouse Holdings (a)	168,376	5,179,246
Grocery Outlet Holding Corp. (a)(b)	453,285	15,443,420
HF Foods Group, Inc. (a)(b)	172,924	1,056,566
iFresh, Inc. (a)	80,491	105,443
Ingles Markets, Inc. Class A	74,603	4,620,910
MedAvail Holdings, Inc. (a)(b)	5,825	74,793
Natural Grocers by Vitamin Cottage, Inc.	63,802	764,986
Performance Food Group Co. (a)	706,638	35,423,763
PriceSmart, Inc.	125,603	11,090,745
Rite Aid Corp. (a)(b)	289,917	5,296,784
SpartanNash Co. (b)	188,559	3,954,082
Sprouts Farmers Market LLC (a)(b)	608,499	16,186,073
U.S. Foods Holding Corp. (a)	1,165,781	45,395,512
United Natural Foods, Inc. (a)(b)	294,165	11,166,503
Village Super Market, Inc. Class A (b)	45,029	1,085,649
Weis Markets, Inc. (b)	87,686	4,461,464
		246,290,971
Food Products - 1.2%
Alico, Inc.	24,333	778,656
AppHarvest, Inc. (a)(b)	322,049	5,362,116
Arcadia Biosciences, Inc. (a)(b)	124,364	351,950
B&G Foods, Inc. Class A (b)	343,517	10,511,620
Beyond Meat, Inc. (a)(b)	262,937	38,236,299
Bridgford Foods Corp. (a)(b)	700	12,369
Bunge Ltd.	741,154	64,346,990
Cal-Maine Foods, Inc. (a)(b)	198,215	6,919,686
Calavo Growers, Inc.	86,889	6,186,497
Coffee Holding Co., Inc. (a)	29,362	174,117
Darling Ingredients, Inc. (a)	860,513	58,910,720
Farmer Brothers Co. (a)(b)	84,608	1,018,680
Flowers Foods, Inc. (b)	1,038,296	25,012,551
Fresh Del Monte Produce, Inc.	161,604	5,408,886
Freshpet, Inc. (a)	227,260	40,184,113
Hostess Brands, Inc. Class A (a)(b)	703,423	11,029,673
Ingredion, Inc.	354,157	33,620,124
J&J Snack Foods Corp.	78,541	13,790,229
John B. Sanfilippo & Son, Inc.	47,085	4,393,501
Laird Superfood, Inc. (b)	15,351	501,671
Lancaster Colony Corp. (b)	103,320	19,286,744
Landec Corp. (a)	138,357	1,656,133
Lifeway Foods, Inc. (a)	26,937	153,810
Limoneira Co.	78,053	1,466,616
Mission Produce, Inc. (b)	48,425	983,512
Pilgrim's Pride Corp. (a)	259,575	6,240,183
Post Holdings, Inc. (a)	312,601	36,114,794
RiceBran Technologies (a)(b)	332,343	352,284
Rocky Mountain Chocolate Factory, Inc. (a)	4,045	25,322
S&W Seed Co. (a)	104,872	373,344
Sanderson Farms, Inc.	105,338	17,143,760
Seaboard Corp.	1,424	5,218,960
Seneca Foods Corp. Class A (a)	41,961	1,940,277
Tattooed Chef, Inc. (a)(b)	149,078	3,172,380
The Hain Celestial Group, Inc. (a)(b)	434,874	17,725,464
The Simply Good Foods Co. (a)	450,128	15,542,920
Tootsie Roll Industries, Inc. (b)	94,746	2,964,602
TreeHouse Foods, Inc. (a)	299,689	14,597,851
Utz Brands, Inc. Class A (b)	265,477	6,132,519
Vital Farms, Inc. (a)(b)	79,784	1,698,601
Whole Earth Brands, Inc. Class A (a)	167,983	2,219,055
		481,759,579
Household Products - 0.2%
Central Garden & Pet Co. (a)	57,774	3,173,526
Central Garden & Pet Co. Class A (non-vtg.) (a)	205,937	10,389,522
Energizer Holdings, Inc. (b)	307,754	14,168,994
Ocean Bio-Chem, Inc. (b)	18,431	251,583
Oil-Dri Corp. of America	24,529	896,535
Reynolds Consumer Products, Inc. (b)	295,176	8,896,605
Spectrum Brands Holdings, Inc.	205,228	18,242,717
WD-40 Co. (b)	68,702	16,818,250
		72,837,732
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	204,252	5,857,947
Coty, Inc. Class A (a)	1,505,633	13,415,190
Cyanotech Corp. (a)	23,119	72,825
Edgewell Personal Care Co.	287,744	13,057,823
elf Beauty, Inc. (a)(b)	202,780	5,677,840
Guardion Health Sciences, Inc. (a)(b)	71,520	112,286
Herbalife Nutrition Ltd. (a)	459,303	24,145,559
Inter Parfums, Inc.	94,591	7,234,320
Jupiter Wellness, Inc. (a)(b)	12,361	55,006
Lifemd, Inc. (a)(b)	87,383	1,125,493
LifeVantage Corp. (a)	66,738	531,902
Mannatech, Inc.	4,435	111,540
MediFast, Inc.	62,391	20,729,410
Natural Alternatives International, Inc. (a)	21,447	295,754
Natural Health Trends Corp.	34,344	250,368
Nature's Sunshine Products, Inc.	92,972	1,904,996
Nu Skin Enterprises, Inc. Class A (b)	269,954	16,240,433
Revlon, Inc. (a)(b)	36,264	464,542
Summer Infant, Inc. (a)(b)	7,813	100,710
United-Guardian, Inc.	6,104	101,082
USANA Health Sciences, Inc. (a)	63,001	6,661,726
Veru, Inc. (a)(b)	316,105	2,791,207
		120,937,959
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	734,926	3,307,167
Turning Point Brands, Inc. (b)	65,299	2,792,838
Universal Corp.	133,284	7,469,235
Vector Group Ltd.	640,584	8,808,030
		22,377,270

TOTAL CONSUMER STAPLES		1,140,934,174

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Archrock, Inc. (b)	691,763	6,364,220
Aspen Aerogels, Inc. (a)	142,778	2,895,538
Bristow Group, Inc. (a)	128,056	3,493,368
Cactus, Inc.	279,516	9,794,241
Championx Corp. (a)	996,882	26,417,373
Core Laboratories NV (b)	216,282	9,040,588
Dawson Geophysical Co. (a)	86,896	207,681
DMC Global, Inc. (a)(b)	81,655	4,325,265
Dril-Quip, Inc. (a)(b)	188,951	6,335,527
ENGlobal Corp. (a)(b)	69,518	177,966
Enservco Corp. (a)(b)	25,613	34,065
Exterran Corp. (a)	139,005	656,104
Forum Energy Technologies, Inc. (a)(b)	21,801	556,798
Frank's International NV (a)	654,809	2,200,158
FTS International, Inc. Class A (a)	45,079	1,182,422
Geospace Technologies Corp. (a)	68,128	555,924
Gulf Island Fabrication, Inc. (a)	50,167	246,822
Helix Energy Solutions Group, Inc. (a)	766,590	4,009,266
Helmerich & Payne, Inc.	574,304	16,224,088
Independence Contract Drilling, Inc. (a)(b)	31,424	109,670
ION Geophysical Corp. (a)(b)	52,303	105,129
KLX Energy Services Holdings, Inc. (a)	27,220	323,101
Liberty Oilfield Services, Inc. Class A (a)	426,559	6,381,323
Mammoth Energy Services, Inc. (a)(b)	178,449	678,106
MIND Technology, Inc. (a)	40,167	89,171
Nabors Industries Ltd. (a)(b)	34,123	3,194,595
Natural Gas Services Group, Inc. (a)(b)	51,774	534,825
NCS Multistage Holdings, Inc. (a)	4,220	122,296
Newpark Resources, Inc. (a)	484,824	1,619,312
Nextier Oilfield Solutions, Inc. (a)	845,391	3,592,912
Nine Energy Service, Inc. (a)(b)	75,998	151,236
Nuverra Environmental Solutions, Inc. (a)	27,512	59,151
Oceaneering International, Inc. (a)	518,955	7,405,488
Oil States International, Inc. (a)	329,370	2,117,849
Patterson-UTI Energy, Inc. (b)	992,248	8,305,116
Profire Energy, Inc. (a)	143,347	157,682
ProPetro Holding Corp. (a)	430,307	4,277,252
Ranger Energy Services, Inc. Class A (a)	20,663	165,304
RPC, Inc. (a)(b)	304,518	1,495,183
SEACOR Marine Holdings, Inc. (a)	91,533	397,253
Select Energy Services, Inc. Class A (a)	339,263	1,927,014
Smart Sand, Inc. (a)(b)	125,516	321,321
Solaris Oilfield Infrastructure, Inc. Class A	161,163	1,610,018
Superior Drilling Products, Inc. (a)(b)	61,142	48,009
TechnipFMC PLC (a)	2,249,191	19,320,551
TETRA Technologies, Inc. (a)	664,103	2,390,771
Tidewater, Inc. (a)(b)	219,609	3,021,820
Transocean Ltd. (United States) (a)(b)	3,074,306	11,620,877
U.S. Silica Holdings, Inc. (a)	392,852	4,030,662
U.S. Well Services, Inc. (a)(b)	175,672	209,050
		180,499,461
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp. (a)(b)	37,558	95,773
Adams Resources & Energy, Inc. (b)	9,725	263,742
Aemetis, Inc. (a)	88,655	1,203,048
Alto Ingredients, Inc. (a)(b)	317,255	2,116,091
Altus Midstream Co. (b)	14,634	921,649
American Resources Corp. (a)(b)	84,987	243,063
Amplify Energy Corp. New (a)(b)	192,796	711,417
Antero Midstream GP LP	1,513,463	14,529,245
Antero Resources Corp. (a)(b)	1,473,464	19,022,420
Arch Resources, Inc. (a)	80,287	4,581,979
Barnwell Industries, Inc. (a)(b)	11,088	36,590
Battalion Oil Corp. (a)	36,931	457,944
Berry Petroleum Corp.	365,241	2,322,933
Bonanza Creek Energy, Inc.	88,263	3,791,778
Brigham Minerals, Inc. Class A	196,502	3,564,546
Callon Petroleum Co. (a)(b)	243,116	9,352,673
Camber Energy, Inc. (a)(b)	124,269	79,507
Centennial Resource Development, Inc. Class A (a)(b)	979,757	5,182,915
Centrus Energy Corp. Class A (a)(b)	48,526	1,069,998
Cheniere Energy, Inc. (a)	1,219,198	103,509,910
Cimarex Energy Co.	539,603	36,558,103
Clean Energy Fuels Corp. (a)(b)	604,176	4,785,074
CNX Resources Corp. (a)(b)	1,172,517	15,969,682
Comstock Resources, Inc. (a)(b)	301,184	1,695,666
CONSOL Energy, Inc. (a)(b)	161,085	2,471,044
Contango Oil & Gas Co. (a)(b)	713,120	3,109,203
Continental Resources, Inc. (b)	331,663	10,802,264
CVR Energy, Inc.	153,463	3,184,357
Delek U.S. Holdings, Inc.	324,314	7,228,959
Denbury, Inc. (a)	262,740	17,608,835
Diamond S Shipping, Inc. (a)	138,593	1,481,559
Dorian LPG Ltd. (a)(b)	149,800	2,128,658
Earthstone Energy, Inc. (a)	124,257	1,194,110
EQT Corp. (a)	1,481,908	30,942,239
Equitrans Midstream Corp.	2,168,988	17,872,461
Evolution Petroleum Corp.	150,591	555,681
Falcon Minerals Corp.	204,555	953,226
Gevo, Inc. (a)(b)	939,599	7,103,368
Goodrich Petroleum Corp. (a)(b)	34,636	383,421
Green Plains, Inc. (a)(b)	221,292	7,057,002
Hallador Energy Co. (a)	90,837	219,826
Houston American Energy Corp. (a)(b)	26,790	44,471
International Seaways, Inc.	152,274	3,051,571
Kosmos Energy Ltd. (a)	2,132,004	6,779,773
Laredo Petroleum, Inc. (a)(b)	48,056	2,698,825
Magnolia Oil & Gas Corp. Class A (a)	703,736	9,092,269
Matador Resources Co. (b)	584,914	17,921,765
Mexco Energy Corp. (a)(b)	2,080	16,910
Murphy Oil Corp.	754,100	16,356,429
NACCO Industries, Inc. Class A	21,593	552,565
New Concept Energy, Inc. (a)	10,650	44,837
New Fortress Energy, Inc.	93,721	3,945,654
Nextdecade Corp. (a)(b)	579,978	1,119,358
Northern Oil & Gas, Inc. (b)	248,127	4,518,393
Oasis Petroleum, Inc.	106,629	9,448,396
Overseas Shipholding Group, Inc. (a)(b)	403,900	933,009
Ovintiv, Inc.	1,363,879	36,320,098
Par Pacific Holdings, Inc. (a)	212,516	2,958,223
PBF Energy, Inc. Class A (a)(b)	504,026	8,134,980
PDC Energy, Inc.	529,512	22,355,997
Peabody Energy Corp. (a)	364,334	2,415,534
Pedevco Corp. (a)(b)	74,422	102,702
Penn Virginia Corp. (a)(b)	79,969	1,541,802
Phx Minerals, Inc. Class A	131,483	376,041
PrimeEnergy Corp. (a)(b)	4,183	172,674
Range Resources Corp. (a)(b)	1,374,706	18,641,013
Renewable Energy Group, Inc. (a)	222,224	13,571,220
Rex American Resources Corp. (a)	28,092	2,697,675
Riley Exploration Permian, Inc.	3,889	133,937
Ring Energy, Inc. (a)(b)	364,636	820,431
SandRidge Energy, Inc. (a)	160,445	851,963
SilverBow Resources, Inc. (a)(b)	52,727	875,268
SM Energy Co.	568,391	11,310,981
Southwestern Energy Co. (a)	3,444,543	17,808,287
Talos Energy, Inc. (a)(b)	175,519	2,488,859
Targa Resources Corp.	1,208,015	46,943,463
Tellurian, Inc. (a)(b)	1,119,392	4,880,549
Texas Pacific Land Corp. (b)	40,830	59,330,890
Torchlight Energy Resources, Inc. (a)(b)	678,259	1,614,256
U.S. Energy Corp. (a)(b)	26,058	104,232
Uranium Energy Corp. (a)(b)	1,044,753	3,270,077
VAALCO Energy, Inc. (a)	270,263	745,926
Vertex Energy, Inc. (a)(b)	110,097	859,858
W&T Offshore, Inc. (a)(b)	512,199	1,915,624
Westwater Resources, Inc. (a)(b)	127,874	538,350
Whiting Petroleum Corp. (a)	205,504	9,410,028
World Fuel Services Corp.	335,435	10,307,918
		706,385,040

TOTAL ENERGY		886,884,501

FINANCIALS - 14.5%
Banks - 5.3%
1st Constitution Bancorp	42,441	895,505
1st Source Corp.	92,897	4,595,615
ACNB Corp.	42,632	1,227,802
Allegiance Bancshares, Inc.	104,644	4,244,361
Altabancorp	76,590	3,523,140
Amalgamated Financial Corp.	148,256	2,412,125
Amerant Bancorp, Inc. Class A (a)	113,833	2,745,652
American National Bankshares, Inc.	50,741	1,759,698
American River Bankshares	27,423	528,167
Ameris Bancorp	364,950	20,050,353
AmeriServ Financial, Inc.	99,516	415,977
Ames National Corp. (b)	50,332	1,273,400
Arrow Financial Corp.	78,432	2,909,827
Associated Banc-Corp.	783,373	18,009,745
Atlantic Capital Bancshares, Inc. (a)	109,954	3,091,906
Atlantic Union Bankshares Corp. (b)	426,582	17,498,394
Auburn National Bancorp., Inc. (b)	5,397	206,165
Banc of California, Inc.	231,012	4,045,020
BancFirst Corp. (b)	99,403	6,855,825
Bancorp, Inc., Delaware (a)(b)	272,615	6,608,188
BancorpSouth Bank	513,273	15,695,888
Bank First National Corp. (b)	31,152	2,218,645
Bank of Commerce Holdings	96,497	1,423,331
Bank of Hawaii Corp. (b)	211,092	18,943,396
Bank of Marin Bancorp	62,562	2,108,965
Bank of South Carolina Corp.	11,284	226,470
Bank of the James Financial Group, Inc.	200	3,732
Bank OZK	634,820	27,113,162
Bank7 Corp.	254	4,630
BankFinancial Corp.	79,534	878,851
BankUnited, Inc.	482,073	23,038,269
Bankwell Financial Group, Inc. (b)	40,214	1,148,512
Banner Corp.	185,561	10,860,885
Bar Harbor Bankshares	79,803	2,429,203
BayCom Corp. (a)(b)	61,311	1,135,480
BCB Bancorp, Inc.	80,509	1,176,236
Berkshire Hills Bancorp, Inc.	267,582	7,425,401
Blue Ridge Bankshares, Inc.	53,691	929,928
BOK Financial Corp.	166,458	15,154,336
Boston Private Financial Holdings, Inc.	430,966	6,606,709
Brookline Bancorp, Inc., Delaware	411,203	6,932,883
Bryn Mawr Bank Corp.	107,964	5,160,679
Business First Bancshares, Inc. (b)	93,434	2,279,790
Byline Bancorp, Inc.	129,995	3,000,285
C & F Financial Corp. (b)	13,532	669,563
Cadence Bancorp Class A	646,960	14,478,965
California Bancorp, Inc. (a)(b)	32,141	607,786
Cambridge Bancorp	36,434	3,124,216
Camden National Corp.	79,145	3,768,885
Capital Bancorp, Inc. (a)	53,579	1,178,202
Capital City Bank Group, Inc.	62,634	1,678,591
Capstar Financial Holdings, Inc.	101,716	2,226,563
Carter Bankshares, Inc. (a)	115,577	1,799,534
Cathay General Bancorp (b)	406,121	16,927,123
CB Financial Services, Inc.	33,968	738,804
CBTX, Inc.	100,992	2,989,363
Central Pacific Financial Corp.	149,315	4,137,519
Central Valley Community Bancorp	60,316	1,282,921
Century Bancorp, Inc. Class A (non-vtg.)	15,717	1,793,310
Chemung Financial Corp.	15,369	716,195
ChoiceOne Financial Services, Inc. (b)	27,020	695,765
CIT Group, Inc.	522,077	27,659,639
Citizens & Northern Corp. (b)	86,227	2,128,945
Citizens Community Bancorp, Inc.	17,504	236,479
Citizens Holding Co. (b)	17,309	327,140
City Holding Co.	83,171	6,671,978
Civista Bancshares, Inc.	81,541	1,935,783
CNB Financial Corp., Pennsylvania	81,625	1,984,304
Coastal Financial Corp. of Washington (a)(b)	48,800	1,517,680
Codorus Valley Bancorp, Inc. (b)	37,804	716,764
Colony Bankcorp, Inc. (b)	11,155	204,806
Columbia Banking Systems, Inc.	383,179	16,538,006
Commerce Bancshares, Inc. (b)	554,458	43,181,189
Community Bank System, Inc.	285,789	23,183,204
Community Bankers Trust Corp. (b)	132,747	1,173,483
Community Financial Corp.	26,143	927,292
Community Trust Bancorp, Inc.	80,678	3,564,354
Community West Bancshares	400	4,836
ConnectOne Bancorp, Inc.	187,630	5,195,475
County Bancorp, Inc. (b)	24,663	614,109
CrossFirst Bankshares, Inc. (a)	254,489	3,743,533
Cullen/Frost Bankers, Inc. (b)	293,600	35,440,456
Customers Bancorp, Inc. (a)	156,348	5,917,772
CVB Financial Corp.	688,458	15,269,998
Dime Community Bancshares, Inc. (b)	187,553	6,509,965
Eagle Bancorp Montana, Inc.	30,294	757,653
Eagle Bancorp, Inc.	169,252	9,671,059
East West Bancorp, Inc.	740,784	55,395,828
Eastern Bankshares, Inc. (b)	986,838	22,105,171
Emclaire Financial Corp.	100	2,899
Enterprise Bancorp, Inc.	36,527	1,258,720
Enterprise Financial Services Corp.	164,730	8,139,309
Equity Bancshares, Inc. (a)	75,958	2,495,980
Esquire Financial Holdings, Inc. (a)(b)	34,074	839,243
Evans Bancorp, Inc.	31,539	1,192,805
Farmers & Merchants Bancorp, Inc. (b)	48,925	1,076,350
Farmers National Banc Corp.	146,928	2,556,547
FB Financial Corp. (b)	169,139	7,078,467
Fidelity D & D Bancorp, Inc. (b)	16,387	913,248
Financial Institutions, Inc.	88,335	2,838,204
First Bancorp, North Carolina (b)	153,321	6,802,853
First Bancorp, Puerto Rico	1,081,142	13,827,806
First Bancshares, Inc.	117,215	4,577,246
First Bank Hamilton New Jersey (b)	86,235	1,184,007
First Busey Corp.	269,866	7,229,710
First Business Finance Services, Inc. (b)	37,892	1,038,620
First Capital, Inc. (b)	13,919	620,787
First Choice Bancorp	53,835	1,729,719
First Citizens Bancshares, Inc.	37,975	32,681,285
First Commonwealth Financial Corp.	503,914	7,634,297
First Community Bankshares, Inc.	83,753	2,609,743
First Community Corp. (b)	49,271	990,347
First Financial Bancorp, Ohio (b)	517,069	13,169,747
First Financial Bankshares, Inc. (b)	751,919	37,859,122
First Financial Corp., Indiana	68,205	3,095,143
First Financial Northwest, Inc.	38,007	552,622
First Foundation, Inc. (b)	214,913	5,394,316
First Guaranty Bancshares, Inc. (b)	561	11,057
First Hawaiian, Inc.	694,990	19,570,918
First Horizon National Corp. (b)	2,926,962	55,817,165
First Internet Bancorp	51,523	1,747,660
First Interstate Bancsystem, Inc.	181,681	8,551,725
First Merchants Corp.	292,473	13,553,199
First Mid-Illinois Bancshares, Inc.	83,514	3,666,265
First Midwest Bancorp, Inc., Delaware	603,992	12,641,553
First National Corp.	200	3,690
First Northwest Bancorp (b)	53,768	957,608
First of Long Island Corp.	120,505	2,711,363
First Savings Financial Group, Inc. (b)	1,692	121,892
First U.S. Bancshares, Inc.	8,386	85,957
First United Corp.	30,619	556,653
First Western Financial, Inc. (a)(b)	29,112	807,858
Flushing Financial Corp.	166,678	3,895,265
FNB Corp., Pennsylvania	1,714,373	22,989,742
FNCM Bancorp, Inc. (b)	76,169	561,366
Franklin Financial Services Corp. (b)	18,259	558,178
Fulton Financial Corp.	878,908	15,231,476
FVCBankcorp, Inc. (a)	47,941	850,953
German American Bancorp, Inc.	131,814	5,509,825
Glacier Bancorp, Inc.	507,258	29,547,779
Glen Burnie Bancorp (b)	18,315	227,655
Great Southern Bancorp, Inc.	58,225	3,289,130
Great Western Bancorp, Inc.	289,179	9,675,929
Guaranty Bancshares, Inc. Texas	51,862	1,988,389
Hancock Whitney Corp.	466,258	23,084,434
Hanmi Financial Corp.	166,087	3,484,505
HarborOne Bancorp, Inc.	318,720	4,732,992
Hawthorn Bancshares, Inc. (b)	39,839	962,112
HBT Financial, Inc.	46,997	854,875
Heartland Financial U.S.A., Inc.	212,683	10,580,979
Heritage Commerce Corp.	315,569	3,742,648
Heritage Financial Corp., Washington	193,831	5,623,037
Hilltop Holdings, Inc. (b)	340,700	12,657,005
Home Bancshares, Inc.	808,139	22,110,683
HomeTrust Bancshares, Inc.	92,427	2,622,154
Hope Bancorp, Inc.	648,105	9,916,007
Horizon Bancorp, Inc. Indiana	213,119	3,942,702
Howard Bancorp, Inc. (a)	63,608	1,072,431
Independent Bank Corp.	118,499	2,761,027
Independent Bank Corp., Massachusetts	176,555	14,408,654
Independent Bank Group, Inc. (b)	198,724	15,649,515
International Bancshares Corp. (b)	295,829	13,726,466
Investar Holding Corp. (b)	44,551	1,005,962
Investors Bancorp, Inc.	1,182,884	17,601,314
Lakeland Bancorp, Inc.	276,341	5,253,242
Lakeland Financial Corp.	135,496	8,361,458
Landmark Bancorp, Inc.	372	9,631
LCNB Corp. (b)	64,523	1,138,186
Level One Bancorp, Inc. (b)	24,316	673,796
Limestone Bancorp, Inc. (a)(b)	20,885	332,280
Live Oak Bancshares, Inc. (b)	161,413	9,778,400
Macatawa Bank Corp.	122,663	1,177,565
Mackinac Financial Corp.	51,916	1,125,539
Mainstreet Bancshares, Inc. (a)(b)	24,363	521,612
Malvern Bancorp, Inc. (a)	81,605	1,534,174
Mercantile Bank Corp.	87,689	2,832,355
Meridian Bank/Malvern, PA (b)	30,304	820,329
Metrocity Bankshares, Inc. (b)	69,485	1,195,837
Metropolitan Bank Holding Corp. (a)	41,766	2,665,088
Mid Penn Bancorp, Inc.	38,753	1,092,835
Middlefield Banc Corp. (b)	35,281	846,744
Midland States Bancorp, Inc.	108,664	3,027,379
MidWestOne Financial Group, Inc.	73,812	2,328,030
MVB Financial Corp. (b)	54,902	2,353,649
National Bank Holdings Corp.	170,490	6,751,404
National Bankshares, Inc. (b)	31,330	1,099,683
NBT Bancorp, Inc.	233,802	9,115,940
Nicolet Bankshares, Inc. (a)	48,923	3,879,594
Northeast Bank	44,271	1,299,797
Northrim Bancorp, Inc.	33,847	1,474,037
Norwood Financial Corp. (b)	41,585	1,056,675
Oak Valley Bancorp Oakdale California (b)	17,070	322,623
OceanFirst Financial Corp.	321,320	7,104,385
OFG Bancorp	277,811	6,695,245
Ohio Valley Banc Corp. (b)	14,225	333,434
Old National Bancorp, Indiana	883,016	16,821,455
Old Point Financial Corp.	8,643	203,111
Old Second Bancorp, Inc.	143,074	1,983,006
Origin Bancorp, Inc.	116,366	5,137,559
Orrstown Financial Services, Inc.	53,120	1,340,749
Pacific Mercantile Bancorp (a)	100,519	856,422
Pacific Premier Bancorp, Inc. (b)	502,890	23,117,853
PacWest Bancorp	617,881	27,909,685
Park National Corp.	76,279	9,650,819
Parke Bancorp, Inc. (b)	46,200	993,300
Pathfinder Bancorp, Inc.	200	3,064
Patriot National Bancorp, Inc. (a)	1,376	11,627
PCB Bancorp (b)	63,710	1,022,546
Peapack-Gladstone Financial Corp.	90,794	3,016,177
Penns Woods Bancorp, Inc. (b)	28,863	739,181
Peoples Bancorp of North Carolina (b)	30,748	765,318
Peoples Bancorp, Inc. (b)	97,589	3,169,691
Peoples Financial Services Corp.	30,922	1,334,284
Pinnacle Financial Partners, Inc. (b)	400,012	36,369,091
Plumas Bancorp (b)	9,947	302,687
Popular, Inc.	443,904	36,227,005
Preferred Bank, Los Angeles (b)	72,331	4,939,484
Premier Financial Bancorp, Inc.	64,530	1,203,485
Primis Financial Corp.	105,934	1,560,408
Professional Holdings Corp. (A Shares) (a)(b)	72,621	1,328,964
Prosperity Bancshares, Inc.	492,895	37,090,349
QCR Holdings, Inc.	81,080	3,876,435
RBB Bancorp	72,154	1,760,558
Red River Bancshares, Inc.	25,194	1,375,844
Reliant Bancorp, Inc.	81,821	2,425,993
Renasant Corp. (b)	298,532	13,201,085
Republic Bancorp, Inc., Kentucky Class A	48,742	2,264,066
Republic First Bancorp, Inc. (a)	254,097	1,046,880
Richmond Mutual Bancorp., Inc. (b)	61,431	897,507
S&T Bancorp, Inc.	213,153	7,232,281
Salisbury Bancorp, Inc. (b)	16,121	749,788
Sandy Spring Bancorp, Inc.	253,320	11,769,247
SB Financial Group, Inc. (b)	31,466	623,027
Seacoast Banking Corp., Florida	295,663	10,960,227
Select Bancorp, Inc. New (a)	85,188	1,199,447
ServisFirst Bancshares, Inc. (b)	248,030	17,228,164
Shore Bancshares, Inc.	61,209	1,052,183
Sierra Bancorp	77,132	2,138,099
Signature Bank	301,552	75,312,612
Silvergate Capital Corp. (a)	100,632	11,210,405
Simmons First National Corp. Class A (b)	582,036	17,752,098
SmartFinancial, Inc.	73,843	1,790,693
Sound Financial Bancorp, Inc.	11,699	514,522
South Plains Financial, Inc.	46,840	1,098,866
South State Corp.	376,717	33,456,237
Southern First Bancshares, Inc. (a)	36,441	1,947,043
Southside Bancshares, Inc. (b)	166,151	7,117,909
Spirit of Texas Bancshares, Inc. (b)	73,240	1,690,379
Sterling Bancorp	998,514	26,600,413
Stock Yards Bancorp, Inc. (b)	113,188	6,082,723
Summit Financial Group, Inc.	49,249	1,173,604
Summit State Bank	200	3,244
Synovus Financial Corp.	790,751	38,841,689
TCF Financial Corp.	807,935	38,376,913
Texas Capital Bancshares, Inc. (a)	266,561	18,360,722
The Bank of Princeton (b)	27,476	808,619
The First Bancorp, Inc.	55,031	1,733,477
Tompkins Financial Corp.	64,432	5,228,657
TowneBank	350,048	11,212,037
Trico Bancshares	146,173	7,008,995
TriState Capital Holdings, Inc. (a)	151,716	3,487,951
Triumph Bancorp, Inc. (a)	121,663	10,189,276
Trustmark Corp.	341,634	11,461,821
UMB Financial Corp.	232,259	22,461,768
Umpqua Holdings Corp.	1,164,090	22,210,837
Union Bankshares, Inc. (b)	25,753	868,134
United Bancorp, Inc.	40,892	619,923
United Bancshares, Inc. (b)	13,533	421,553
United Bankshares, Inc., West Virginia (b)	690,767	28,452,693
United Community Bank, Inc.	460,541	15,925,508
United Security Bancshares, California (b)	72,703	617,976
Unity Bancorp, Inc.	36,049	873,828
Univest Corp. of Pennsylvania	160,111	4,668,837
Valley National Bancorp	2,143,048	30,688,447
Veritex Holdings, Inc.	268,189	9,421,480
Village Bank & Trust Financial Corp. (a)(b)	8,718	426,136
Virginia National Bank Corp.	540	17,523
Washington Trust Bancorp, Inc.	92,286	5,074,807
Webster Financial Corp.	471,469	26,722,863
WesBanco, Inc.	358,665	13,959,242
West Bancorp., Inc. (b)	78,108	2,180,775
Westamerica Bancorp.	139,994	8,781,824
Western Alliance Bancorp.	542,921	54,297,529
Wintrust Financial Corp.	302,780	24,349,568
		2,153,842,884
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	222,930	36,560,520
Apollo Global Management LLC Class A (b)	1,113,313	63,837,367
Ares Management Corp.	571,869	31,555,731
Artisan Partners Asset Management, Inc.	321,436	16,418,951
Ashford, Inc. (a)	7,062	131,212
Assetmark Financial Holdings, Inc. (a)	95,153	2,479,687
Associated Capital Group, Inc.	19,342	708,884
B. Riley Financial, Inc.	94,145	6,932,838
BGC Partners, Inc. Class A	1,703,957	10,053,346
Blucora, Inc. (a)	255,087	4,423,209
BrightSphere Investment Group, Inc.	316,662	7,052,063
Carlyle Group LP	614,766	26,828,388
Cohen & Co., Inc. (a)	4,026	94,430
Cohen & Steers, Inc.	124,193	9,082,234
Coinbase Global, Inc. (a)(b)	82,288	19,464,404
Cowen Group, Inc. Class A (b)	139,072	5,469,702
Diamond Hill Investment Group, Inc.	15,608	2,737,799
Donnelley Financial Solutions, Inc. (a)	155,139	4,624,694
Evercore, Inc. Class A (b)	221,492	32,306,823
FactSet Research Systems, Inc.	200,258	66,958,265
Federated Hermes, Inc. Class B (non-vtg.)	498,076	15,838,817
Focus Financial Partners, Inc. Class A (a)	212,925	10,793,168
GAMCO Investors, Inc. Class A	21,697	555,660
GCM Grosvenor, Inc. Class A (b)	183,165	2,188,822
Greenhill & Co., Inc.	76,346	1,329,184
Hamilton Lane, Inc. Class A	172,558	15,594,066
Hennessy Advisors, Inc. (b)	9,579	87,360
Heritage Global, Inc. (a)(b)	59,605	168,682
Houlihan Lokey (b)	271,701	20,347,688
Interactive Brokers Group, Inc.	425,488	28,618,323
Janus Henderson Group PLC	901,603	34,720,732
KKR & Co. LP	3,039,050	169,244,695
Lazard Ltd. Class A	592,785	27,967,596
LPL Financial	417,932	61,803,784
Manning & Napier, Inc. Class A	59,022	481,029
Medley Management, Inc. (a)(b)	3,210	14,509
Moelis & Co. Class A	301,365	16,180,287
Morningstar, Inc.	113,560	26,799,024
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	517,573	19,967,966
Oppenheimer Holdings, Inc. Class A (non-vtg.)	52,202	2,608,534
Piper Jaffray Companies (b)	75,937	9,678,930
PJT Partners, Inc.	129,684	9,443,589
Pzena Investment Management, Inc. (b)	72,636	842,578
Safeguard Scientifics, Inc. (a)(b)	108,586	759,016
Sculptor Capital Management, Inc. Class A	99,294	2,594,552
SEI Investments Co.	628,323	39,860,811
Siebert Financial Corp. (a)(b)	58,418	241,851
Silvercrest Asset Management Group Class A (b)	44,106	702,168
StepStone Group, Inc. Class A	141,763	4,493,887
Stifel Financial Corp.	554,119	38,389,364
StoneX Group, Inc. (a)	86,738	5,872,163
The Blackstone Group LP	3,603,536	333,939,681
Tradeweb Markets, Inc. Class A	536,675	44,962,632
U.S. Global Investments, Inc. Class A (b)	67,207	418,028
Value Line, Inc.	10,562	326,366
Victory Capital Holdings, Inc.	91,222	2,738,484
Virtu Financial, Inc. Class A	408,634	12,442,905
Virtus Investment Partners, Inc.	37,800	10,630,494
Westwood Holdings Group, Inc.	42,478	838,091
WisdomTree Investments, Inc. (b)	591,719	3,964,517
		1,326,170,580
Consumer Finance - 0.9%
Ally Financial, Inc.	1,958,423	107,145,322
Atlanticus Holdings Corp. (a)(b)	29,980	1,187,508
Consumer Portfolio Services, Inc. (a)	69,583	324,257
Credit Acceptance Corp. (a)(b)	61,472	27,506,261
CURO Group Holdings Corp.	85,182	1,406,355
Elevate Credit, Inc. (a)(b)	99,816	364,328
Encore Capital Group, Inc. (a)(b)	169,792	7,859,672
Enova International, Inc. (a)	195,370	7,398,662
EZCORP, Inc. (non-vtg.) Class A (a)	276,810	2,034,554
First Cash Financial Services, Inc.	218,364	17,407,978
Green Dot Corp. Class A (a)	286,310	11,621,323
LendingClub Corp. (a)	427,626	6,534,125
LendingTree, Inc. (a)	57,558	11,813,780
Medallion Financial Corp. (a)	77,873	714,874
Navient Corp.	962,994	17,593,900
Nelnet, Inc. Class A	112,652	8,507,479
Nicholas Financial, Inc. (a)	72,274	758,877
OneMain Holdings, Inc.	480,185	27,773,900
Oportun Financial Corp. (a)	92,567	1,766,178
PRA Group, Inc. (a)(b)	246,032	9,578,026
PROG Holdings, Inc.	358,660	18,908,555
Regional Management Corp.	53,692	2,509,564
Santander Consumer U.S.A. Holdings, Inc.	372,090	14,102,211
SLM Corp.	1,748,240	35,401,860
Upstart Holdings, Inc. (b)	64,725	9,593,540
World Acceptance Corp. (a)(b)	20,741	3,331,212
		353,144,301
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	25,828	1,377,149
Alerus Financial Corp. (b)	76,269	2,513,064
Cannae Holdings, Inc. (a)	459,334	16,467,124
Equitable Holdings, Inc.	2,063,743	65,523,840
FlexShopper, Inc. (a)	70,980	191,646
Jefferies Financial Group, Inc.	1,061,474	34,105,160
LM Funding America, Inc. (a)(b)	25,733	114,769
Marlin Business Services Corp.	66,569	1,499,134
Voya Financial, Inc. (b)	658,930	43,173,094
		164,964,980
Insurance - 2.8%
Alleghany Corp. (a)	73,832	52,905,796
AMBAC Financial Group, Inc. (a)	241,583	3,645,487
American Equity Investment Life Holding Co.	456,379	13,919,560
American Financial Group, Inc.	367,525	48,902,877
American National Group, Inc.	51,174	7,677,123
Amerisafe, Inc.	102,144	6,693,496
Arch Capital Group Ltd. (a)	2,128,038	84,887,436
Argo Group International Holdings, Ltd.	172,240	9,238,954
Assured Guaranty Ltd.	379,146	18,058,724
Athene Holding Ltd. (a)	655,255	41,038,621
Atlantic American Corp. (b)	39,634	171,615
Axis Capital Holdings Ltd.	427,232	22,916,724
Brighthouse Financial, Inc. (a)	460,175	22,392,116
Brown & Brown, Inc.	1,229,485	64,572,552
BRP Group, Inc. (a)	237,804	5,845,222
Citizens, Inc. Class A (a)(b)	236,232	1,233,131
CNA Financial Corp.	161,970	7,743,786
CNO Financial Group, Inc.	721,349	19,159,029
Conifer Holdings, Inc. (a)(b)	13,147	35,497
Crawford & Co.:
Class A	81,952	792,476
Class B	51,302	479,161
Donegal Group, Inc. Class A	81,514	1,246,349
eHealth, Inc. (a)(b)	138,454	9,034,124
Employers Holdings, Inc.	150,824	6,364,773
Enstar Group Ltd. (a)	71,433	18,136,124
Erie Indemnity Co. Class A	132,415	26,632,629
Fednat Holding Co. (b)	49,542	237,306
FG Financial Group, Inc. (a)	9,639	78,461
Fidelity National Financial, Inc.	1,532,345	72,004,892
First American Financial Corp.	580,060	37,303,659
Genworth Financial, Inc. Class A (a)	2,525,348	10,606,462
GoHealth, Inc. (a)(b)	229,065	2,604,469
Goosehead Insurance	90,540	8,136,830
Greenlight Capital Re, Ltd. (a)	148,790	1,376,308
Hallmark Financial Services, Inc. (a)	88,707	390,311
Hanover Insurance Group, Inc.	191,012	26,644,264
HCI Group, Inc. (b)	32,422	2,611,916
Heritage Insurance Holdings, Inc.	134,945	1,124,092
Horace Mann Educators Corp.	218,510	8,711,994
Independence Holding Co.	35,646	1,569,137
Investors Title Co.	7,096	1,261,953
James River Group Holdings Ltd.	194,676	6,798,086
Kemper Corp.	327,552	24,523,818
Kingstone Companies, Inc.	38,480	308,994
Kinsale Capital Group, Inc. (b)	114,029	18,981,267
Lemonade, Inc. (a)(b)	93,289	8,439,856
Maiden Holdings Ltd. (a)	319,897	1,126,037
Markel Corp. (a)	72,738	89,139,692
MBIA, Inc. (a)(b)	248,204	2,479,558
Mercury General Corp.	139,938	8,900,057
MetroMile, Inc. (a)(b)	372,122	3,155,595
Midwest Holding, Inc. (b)	853	35,434
National Western Life Group, Inc.	12,535	3,071,326
NI Holdings, Inc. (a)	44,844	854,727
Old Republic International Corp.	1,492,329	39,188,560
Oxbridge Re Holdings Ltd. (a)(b)	14,895	34,259
Palomar Holdings, Inc. (a)	115,414	8,425,222
Primerica, Inc.	208,798	33,869,124
ProAssurance Corp.	270,003	6,574,573
ProSight Global, Inc. (a)	53,342	682,778
Protective Insurance Corp. Class B	55,125	1,284,413
Reinsurance Group of America, Inc.	357,380	45,040,601
Reliance Global Group, Inc. (a)(b)	43,427	167,194
RenaissanceRe Holdings Ltd.	268,172	41,330,669
RLI Corp.	211,491	22,308,071
Root, Inc. (b)	148,789	1,356,956
Safety Insurance Group, Inc.	74,644	6,352,951
Selective Insurance Group, Inc.	317,770	23,918,548
Selectquote, Inc.	232,411	4,722,592
Siriuspoint Ltd. (a)	458,576	4,824,220
State Auto Financial Corp.	97,370	1,840,293
Stewart Information Services Corp.	141,390	8,532,887
Tiptree, Inc.	93,115	1,002,849
Trean Insurance Group, Inc. (a)	61,653	1,035,770
Trupanion, Inc. (a)(b)	176,118	15,880,560
United Fire Group, Inc. (b)	112,472	3,447,267
United Insurance Holdings Corp.	118,183	666,552
Universal Insurance Holdings, Inc.	150,049	2,115,691
Vericity, Inc. (b)	18,430	166,976
Watford Holdings Ltd. (a)	103,975	3,632,887
White Mountains Insurance Group Ltd.	16,315	19,469,668
		1,134,072,014
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)(b)	55,522	856,149
AG Mortgage Investment Trust, Inc.	221,451	943,381
AGNC Investment Corp.	2,838,689	52,629,294
Annaly Capital Management, Inc.	7,361,344	68,239,659
Apollo Commercial Real Estate Finance, Inc.	688,251	10,771,128
Arbor Realty Trust, Inc. (b)	612,536	11,172,657
Ares Commercial Real Estate Corp.	189,054	2,867,949
Arlington Asset Investment Corp. (a)	206,659	841,102
Armour Residential REIT, Inc. (b)	335,120	4,018,089
Blackstone Mortgage Trust, Inc.	773,138	24,763,610
Broadmark Realty Capital, Inc. (b)	664,905	6,841,872
Capstead Mortgage Corp.	512,944	3,308,489
Cherry Hill Mortgage Investment Corp.	87,984	864,003
Chimera Investment Corp.	1,133,636	16,018,277
Colony NorthStar Credit Real Estate, Inc.	439,593	4,154,154
Dynex Capital, Inc.	138,929	2,716,062
Ellington Financial LLC	234,610	4,429,437
Ellington Residential Mortgage REIT	53,153	652,187
Granite Point Mortgage Trust, Inc.	299,992	4,313,885
Great Ajax Corp.	124,794	1,572,404
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	409,659	20,159,319
Invesco Mortgage Capital, Inc. (b)	1,189,946	4,045,816
KKR Real Estate Finance Trust, Inc. (b)	154,092	3,294,487
Ladder Capital Corp. Class A	669,292	7,830,716
Lument Finance Trust, Inc.	76,218	288,104
Manhattan Bridge Capital, Inc. (b)	2,400	16,080
MFA Financial, Inc.	2,420,505	10,577,607
New Residential Investment Corp.	2,441,636	25,832,509
New York Mortgage Trust, Inc.	2,077,850	9,391,882
Nexpoint Real Estate Finance, Inc.	28,868	578,226
Orchid Island Capital, Inc. (b)	450,244	2,462,835
PennyMac Mortgage Investment Trust	490,298	9,609,841
Ready Capital Corp.	316,200	4,812,564
Redwood Trust, Inc.	604,032	6,722,876
Sachem Capital Corp.	103,528	534,204
Starwood Property Trust, Inc.	1,507,641	38,279,005
TPG RE Finance Trust, Inc.	333,548	4,349,466
Tremont Mortgage Trust	25,608	156,465
Two Harbors Investment Corp.	1,429,716	10,279,658
Western Asset Mortgage Capital Corp. (b)	308,137	1,019,933
		382,215,381
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	276,611	13,114,128
Bridgewater Bancshares, Inc. (a)	116,808	2,027,787
Broadway Financial Corp. (a)	92,446	222,795
Capitol Federal Financial, Inc.	698,110	9,033,543
Carver Bancorp, Inc. (a)(b)	6,231	53,337
CBM Bancorp, Inc.	100	1,473
Cf Bankshares, Inc.	1,700	33,558
Columbia Financial, Inc. (a)	261,192	4,641,382
Elmira Savings Bank	890	12,282
ESSA Bancorp, Inc. (b)	33,200	526,220
Essent Group Ltd.	593,803	28,407,536
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	46,883	4,756,749
FFBW, Inc. (a)	41,243	465,221
Flagstar Bancorp, Inc.	256,921	11,766,982
FS Bancorp, Inc.	23,583	1,678,638
Greene County Bancorp, Inc. (b)	2,194	62,880
Guaranty Federal Bancshares, Inc.	200	4,850
Guild Holdings Co. Class A	29,406	461,674
Hingham Institution for Savings	8,782	2,548,976
HMN Financial, Inc. (a)	3,999	82,699
Home Bancorp, Inc.	42,683	1,658,235
Home Federal Bancorp, Inc. (b)	1,332	23,030
HomeStreet, Inc.	116,199	5,231,279
IF Bancorp, Inc.	400	9,040
Impac Mortgage Holdings, Inc. (a)(b)	64,633	120,217
Kearny Financial Corp.	413,514	5,421,169
loanDepot, Inc. (b)	21,858	370,493
Luther Burbank Corp.	86,415	1,049,078
Merchants Bancorp	89,684	3,851,928
Meridian Bancorp, Inc. Maryland	299,810	6,610,811
Meta Financial Group, Inc.	172,374	9,137,546
MGIC Investment Corp.	1,803,550	26,548,256
MMA Capital Management, LLC (a)(b)	26,445	715,602
Mr. Cooper Group, Inc. (a)	376,693	13,029,811
New York Community Bancorp, Inc.	2,474,949	29,625,140
NMI Holdings, Inc. (a)	448,830	10,857,198
Northfield Bancorp, Inc.	266,180	4,506,427
Northwest Bancshares, Inc.	676,703	9,582,114
Ocwen Financial Corp. (a)	41,472	1,359,867
OP Bancorp (b)	63,029	653,611
PCSB Financial Corp.	86,979	1,598,674
PDL Community Bancorp (a)(b)	2,100	29,400
Pennymac Financial Services, Inc.	198,109	12,403,604
Pioneer Bancorp, Inc. (a)	48,545	592,734
Premier Financial Corp.	205,800	6,276,900
Provident Bancorp, Inc.	87,887	1,483,533
Provident Financial Holdings, Inc.	23,856	415,094
Provident Financial Services, Inc.	389,569	9,840,513
Prudential Bancorp, Inc. (b)	97,543	1,352,921
Radian Group, Inc.	1,020,689	23,833,088
Randolph Bancorp, Inc. (a)	16,502	366,014
Riverview Bancorp, Inc.	143,960	989,005
Rocket Cos., Inc. (b)	607,595	10,760,507
Security National Financial Corp. Class A (b)	79,491	692,367
Severn Bancorp, Inc.	59,720	724,404
Southern Missouri Bancorp, Inc.	35,036	1,548,591
Standard AVB Financial Corp.	20,932	690,756
Sterling Bancorp, Inc. (a)	84,010	404,088
Territorial Bancorp, Inc.	35,326	922,715
TFS Financial Corp.	260,813	5,779,616
Timberland Bancorp, Inc.	34,141	995,552
Trustco Bank Corp., New York	104,405	4,085,368
UWM Holdings Corp. Class A (b)	286,812	2,549,759
Velocity Financial, Inc. (a)	33,260	358,875
Walker & Dunlop, Inc.	153,621	15,598,676
Washington Federal, Inc.	386,367	12,881,476
Waterstone Financial, Inc.	121,216	2,397,652
Western New England Bancorp, Inc.	134,151	1,141,625
WSFS Financial Corp.	248,948	13,246,523
		344,223,592

TOTAL FINANCIALS		5,858,633,732

HEALTH CARE - 14.8%
Biotechnology - 6.2%
180 Life Sciences Corp. (a)(b)	71,550	611,037
4D Molecular Therapeutics, Inc.	46,562	1,236,687
89Bio, Inc. (a)(b)	46,623	881,175
Abeona Therapeutics, Inc. (a)(b)	343,239	566,344
ACADIA Pharmaceuticals, Inc. (a)	619,821	13,846,801
Acceleron Pharma, Inc. (a)	277,398	36,308,624
Achieve Life Sciences, Inc. (a)	18,856	151,037
Acorda Therapeutics, Inc. (a)(b)	46,002	171,127
Actinium Pharmaceuticals, Inc. (a)	74,135	604,942
Adamas Pharmaceuticals, Inc. (a)(b)	192,332	1,063,596
Adicet Bio, Inc. (a)	66,833	896,899
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditx Therapeutics, Inc. (a)(b)	78,890	221,681
ADMA Biologics, Inc. (a)(b)	477,100	834,925
Advaxis, Inc. (a)	753,761	360,298
Adverum Biotechnologies, Inc. (a)	471,525	1,631,477
Aeglea BioTherapeutics, Inc. (a)	196,501	1,298,872
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	841,820	3,586,153
AgeX Therapeutics, Inc. (a)	61,626	78,265
Agios Pharmaceuticals, Inc. (a)(b)	303,252	16,915,397
Aikido Pharma, Inc. (a)	406,776	435,250
Aileron Therapeutics, Inc. (a)(b)	340,029	418,236
AIM ImmunoTech, Inc. (a)(b)	272,195	560,722
Akebia Therapeutics, Inc. (a)(b)	797,912	2,800,671
Akero Therapeutics, Inc. (a)(b)	93,381	2,444,715
Akouos, Inc. (a)(b)	74,554	973,675
Albireo Pharma, Inc. (a)(b)	94,565	3,163,199
Aldeyra Therapeutics, Inc. (a)	239,661	3,000,556
Alector, Inc. (a)(b)	285,573	5,083,199
Aligos Therapeutics, Inc. (b)	56,384	1,571,986
Alkermes PLC (a)	850,087	19,271,472
Allakos, Inc. (a)	169,707	17,215,078
Allena Pharmaceuticals, Inc. (a)(b)	154,757	168,685
Allogene Therapeutics, Inc. (a)(b)	349,285	8,976,625
Allovir, Inc. (a)(b)	88,685	2,078,776
Alnylam Pharmaceuticals, Inc. (a)	618,532	87,825,359
Alpine Immune Sciences, Inc. (a)(b)	56,035	597,333
Altimmune, Inc. (a)(b)	156,506	1,979,801
ALX Oncology Holdings, Inc. (a)(b)	60,054	3,396,654
Amicus Therapeutics, Inc. (a)	1,371,627	12,701,266
AnaptysBio, Inc. (a)(b)	113,508	2,709,436
Anavex Life Sciences Corp. (a)(b)	364,736	4,540,963
Anika Therapeutics, Inc. (a)(b)	74,673	3,483,495
Anixa Biosciences, Inc. (a)(b)	125,463	498,088
Annexon, Inc. (a)	82,583	1,744,153
Annovis Bio, Inc. (a)(b)	18,323	826,367
Apellis Pharmaceuticals, Inc. (a)	308,891	17,384,385
Applied Genetic Technologies Corp. (a)(b)	203,126	814,535
Applied Molecular Transport, Inc. (b)	75,335	3,611,560
Applied Therapeutics, Inc. (a)(b)	84,303	1,621,147
Aprea Therapeutics, Inc. (a)(b)	54,089	228,256
Aptevo Therapeutics, Inc. (a)	22,274	581,797
Aptinyx, Inc. (a)(b)	181,339	460,601
AquaBounty Technologies, Inc. (a)(b)	301,880	1,642,227
AquaMed Technologies, Inc. (a)(c)	6,256	0
Aravive, Inc. (a)(b)	68,681	352,334
Arbutus Biopharma Corp. (a)(b)	379,937	1,075,222
ARCA Biopharma, Inc. (a)(b)	49,053	171,195
Arcturus Therapeutics Holdings, Inc. (a)(b)	108,617	3,173,789
Arcus Biosciences, Inc. (a)(b)	235,518	5,845,557
Arcutis Biotherapeutics, Inc. (a)(b)	144,174	3,798,985
Ardelyx, Inc. (a)(b)	347,415	2,484,017
Arena Pharmaceuticals, Inc. (a)	316,625	19,348,954
Armata Pharmaceuticals, Inc. (a)	5,111	20,444
Arrowhead Pharmaceuticals, Inc. (a)(b)	545,714	39,618,836
Assembly Biosciences, Inc. (a)(b)	207,356	823,203
Atara Biotherapeutics, Inc. (a)	438,711	5,948,921
Athenex, Inc. (a)(b)	390,631	1,832,059
Athersys, Inc. (a)(b)	921,548	1,538,985
Atossa Therapeutics, Inc. (a)(b)	362,917	1,168,593
Atreca, Inc. (a)(b)	147,623	1,331,559
aTyr Pharma, Inc. (a)(b)	48,785	221,484
AVEO Pharmaceuticals, Inc. (a)	123,931	904,696
Avid Bioservices, Inc. (a)	297,178	6,323,948
Avidity Biosciences, Inc. (b)	86,438	2,052,038
Avita Therapeutics, Inc. (a)	113,326	2,046,668
AVROBIO, Inc. (a)	177,775	1,598,197
Axcella Health, Inc. (a)(b)	84,237	268,716
AzurRx BioPharma, Inc. (a)(b)	214,619	182,426
Beam Therapeutics, Inc. (a)(b)	140,371	10,981,223
Bellicum Pharmaceuticals, Inc. (a)(b)	29,517	87,961
Benitec Biopharma, Inc. (a)(b)	19,101	89,966
Bio Path Holdings, Inc. (a)(b)	37,036	211,105
BioAtla, Inc. (b)	58,289	2,509,341
BioCardia, Inc. (a)(b)	53,672	219,518
Biocept, Inc. (a)(b)	91,715	414,552
BioCryst Pharmaceuticals, Inc. (a)(b)	942,858	14,868,871
Biohaven Pharmaceutical Holding Co. Ltd. (a)	277,076	24,105,612
BioMarin Pharmaceutical, Inc. (a)	957,450	74,010,885
BioVie, Inc. (b)	12,393	170,404
BioXcel Therapeutics, Inc. (a)(b)	77,710	2,566,761
Black Diamond Therapeutics, Inc. (a)(b)	81,529	1,069,660
bluebird bio, Inc. (a)	360,638	11,223,055
Blueprint Medicines Corp. (a)	303,761	27,748,567
Bolt Biotherapeutics, Inc.	59,676	1,044,927
BrainStorm Cell Therpeutic, Inc. (a)(b)	146,526	524,563
Brickell Biotech, Inc. (a)(b)	291,261	237,436
BridgeBio Pharma, Inc. (a)(b)	509,030	30,134,576
C4 Therapeutics, Inc. (b)	52,434	1,937,436
Cabaletta Bio, Inc. (a)(b)	69,998	793,777
Calithera Biosciences, Inc. (a)(b)	314,219	716,419
Calyxt, Inc. (a)(b)	74,797	322,375
Capricor Therapeutics, Inc. (a)(b)	104,761	397,044
Cardiff Oncology, Inc. (a)	136,596	1,147,406
CareDx, Inc. (a)	273,658	22,002,103
CASI Pharmaceuticals, Inc. (a)(b)	422,092	675,347
Catabasis Pharmaceuticals, Inc. (a)(b)	100,130	204,265
Catalyst Biosciences, Inc. (a)(b)	166,347	710,302
Catalyst Pharmaceutical Partners, Inc. (a)(b)	515,164	2,848,857
Cel-Sci Corp. (a)(b)	206,310	4,437,728
Celcuity, Inc. (a)(b)	37,674	1,020,589
Celldex Therapeutics, Inc. (a)	208,498	5,827,519
Cellectar Biosciences, Inc. (a)(b)	233,005	382,128
Celsion Corp. (a)	328,075	387,129
Cerevel Therapeutics Holdings (a)	198,840	2,608,781
Checkmate Pharmaceuticals, Inc. (b)	26,524	179,302
Checkpoint Therapeutics, Inc. (a)(b)	259,134	694,479
ChemoCentryx, Inc. (a)	260,760	2,646,714
Chimerix, Inc. (a)(b)	373,368	2,919,738
Chinook Therapeutics, Inc. (a)	191,552	3,160,608
Chinook Therapeutics, Inc. rights (a)(c)	51,768	2,588
Cidara Therapeutics, Inc. (a)	214,309	432,904
Clene, Inc. (a)(b)	103,085	1,175,169
Cleveland Biolabs, Inc. (a)	38,580	208,332
Clovis Oncology, Inc. (a)(b)	546,443	2,803,253
Codiak Biosciences, Inc. (b)	46,686	1,056,037
Cogent Biosciences, Inc. (a)(b)	145,815	1,262,758
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)(b)	219,826	274,783
Coherus BioSciences, Inc. (a)(b)	337,059	4,435,696
Concert Pharmaceuticals, Inc. (a)	154,401	620,692
Constellation Pharmaceuticals, Inc. (a)(b)	163,282	3,234,616
ContraFect Corp. (a)(b)	117,579	475,019
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	361,686	784,859
Cortexyme, Inc. (a)(b)	69,854	2,889,860
Corvus Pharmaceuticals, Inc. (a)(b)	131,314	359,800
Crinetics Pharmaceuticals, Inc. (a)(b)	105,113	1,844,733
CTI BioPharma Corp. (a)	283,739	678,136
Cue Biopharma, Inc. (a)(b)	147,121	2,109,715
Cullinan Oncology, Inc.	65,104	1,935,542
Curis, Inc. (a)	395,682	5,697,821
Cyclacel Pharmaceuticals, Inc. (a)(b)	34,060	244,210
Cyclerion Therapeutics, Inc. (a)(b)	158,561	513,738
Cyclo Therapeutics, Inc. (a)(b)	16,559	137,109
Cytokinetics, Inc. (a)(b)	372,923	8,140,909
CytomX Therapeutics, Inc. (a)	343,329	2,458,236
Decibel Therapeutics, Inc. (b)	36,241	324,357
Deciphera Pharmaceuticals, Inc. (a)	222,530	7,508,162
Denali Therapeutics, Inc. (a)	430,545	27,378,357
DermTech, Inc. (a)(b)	127,239	5,206,620
DiaMedica Therapeutics, Inc. (a)	82,968	614,793
Dicerna Pharmaceuticals, Inc. (a)	350,021	11,410,685
Diffusion Pharmaceuticals, Inc. (a)	491,788	345,235
Dyadic International, Inc. (a)(b)	103,886	391,650
Dynavax Technologies Corp. (a)(b)	532,595	4,367,279
Dyne Therapeutics, Inc. (b)	94,271	1,801,519
Eagle Pharmaceuticals, Inc. (a)(b)	59,298	2,349,387
Edesa Biotech, Inc. (a)	37,354	234,210
Editas Medicine, Inc. (a)(b)	358,841	12,182,652
Eiger Biopharmaceuticals, Inc. (a)(b)	175,243	1,377,410
Eledon Pharmaceuticals, Inc. (a)(b)	74,253	706,889
Emergent BioSolutions, Inc. (a)	241,029	14,618,409
Enanta Pharmaceuticals, Inc. (a)	93,330	4,541,438
Enochian Biosciences, Inc. (a)(b)	117,314	477,468
Entasis Therapeutics Holdings, Inc. (a)(b)	26,337	62,419
Epizyme, Inc. (a)(b)	489,382	4,027,614
Equillium, Inc. (a)(b)	87,693	575,266
Esperion Therapeutics, Inc. (a)(b)	149,144	2,969,457
Evelo Biosciences, Inc. (a)(b)	141,054	1,892,945
Exact Sciences Corp. (a)	894,464	98,865,106
Exelixis, Inc. (a)	1,640,023	36,982,519
Exicure, Inc. (a)(b)	374,089	624,729
F-star Therapeutics, Inc. (a)	44,791	333,245
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	422,502	32,363,653
FibroGen, Inc. (a)(b)	442,688	9,407,120
Flexion Therapeutics, Inc. (a)(b)	237,051	1,984,117
Foghorn Therapeutics, Inc.	56,563	588,821
Forma Therapeutics Holdings, Inc.	102,048	2,864,487
Forte Biosciences, Inc. (a)(b)	53,948	1,917,312
Fortress Biotech, Inc. (a)(b)	353,859	1,426,052
Frequency Therapeutics, Inc. (a)(b)	165,358	1,463,418
G1 Therapeutics, Inc. (a)(b)	168,729	3,664,794
Galectin Therapeutics, Inc. (a)(b)	238,805	948,056
Galera Therapeutics, Inc. (a)(b)	45,301	388,230
Gemini Therapeutics, Inc. (b)	156,751	1,928,037
Generation Bio Co. (b)	109,110	3,738,109
Genocea Biosciences, Inc. (a)(b)	98,878	233,352
Genprex, Inc. (a)(b)	221,159	827,135
GeoVax Labs, Inc. (a)	29,217	158,356
Geron Corp. (a)(b)	1,589,893	2,194,052
Global Blood Therapeutics, Inc. (a)(b)	328,823	12,636,668
GlycoMimetics, Inc. (a)(b)	218,334	556,752
Gossamer Bio, Inc. (a)(b)	245,884	2,082,637
Greenwich Lifesciences, Inc.	6,866	254,591
Gritstone Bio, Inc. (a)(b)	102,323	941,372
Gt Biopharma, Inc. (a)(b)	95,811	1,651,782
Halozyme Therapeutics, Inc. (a)	669,317	27,716,417
Harpoon Therapeutics, Inc. (a)(b)	117,021	2,412,973
Heat Biologics, Inc. (a)(b)	115,648	764,433
Heron Therapeutics, Inc. (a)(b)	433,044	5,746,494
Histogen, Inc. (a)(b)	140,516	139,125
Homology Medicines, Inc. (a)	173,285	1,150,612
Hookipa Pharma, Inc. (a)(b)	111,946	1,868,379
Humanigen, Inc. (a)(b)	217,277	4,395,514
iBio, Inc. (a)	1,144,666	1,659,766
Ideaya Biosciences, Inc. (a)(b)	76,578	1,543,047
Idera Pharmaceuticals, Inc. (a)(b)	166,131	194,373
IGM Biosciences, Inc. (a)(b)	37,433	2,794,373
Immucell Corp. (a)	13,116	128,143
Immunic, Inc. (a)	78,450	1,059,860
ImmunityBio, Inc. (a)(b)	213,420	3,745,521
ImmunoGen, Inc. (a)(b)	1,050,270	6,490,669
Immunome, Inc.	16,872	352,962
Immunovant, Inc. (a)	264,297	4,006,743
Infinity Pharmaceuticals, Inc. (a)	432,647	1,440,715
Inhibrx, Inc. (a)(b)	36,519	772,742
Inmune Bio, Inc. (a)	42,175	571,893
Inovio Pharmaceuticals, Inc. (a)(b)	1,090,585	8,233,917
Inozyme Pharma, Inc. (a)(b)	35,438	579,766
Insmed, Inc. (a)	603,485	14,845,731
Intellia Therapeutics, Inc. (a)	330,583	24,773,890
Intercept Pharmaceuticals, Inc. (a)(b)	138,767	2,307,695
Invitae Corp. (a)(b)	919,720	26,469,542
Ionis Pharmaceuticals, Inc. (a)(b)	748,487	27,881,141
Iovance Biotherapeutics, Inc. (a)	734,686	13,643,119
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	854,896	9,891,147
IsoRay, Inc. (a)	731,894	585,515
iTeos Therapeutics, Inc. (a)	57,748	1,186,144
Iveric Bio, Inc. (a)(b)	439,401	3,106,565
Jounce Therapeutics, Inc. (a)	113,946	894,476
Kadmon Holdings, Inc. (a)(b)	910,688	3,497,042
Kalvista Pharmaceuticals, Inc. (a)(b)	92,796	2,505,492
Karuna Therapeutics, Inc. (a)(b)	98,455	11,009,238
Karyopharm Therapeutics, Inc. (a)(b)	351,196	3,259,099
Keros Therapeutics, Inc. (a)(b)	32,425	1,769,108
Kezar Life Sciences, Inc. (a)	186,263	1,065,424
Kindred Biosciences, Inc. (a)(b)	209,626	1,012,494
Kiniksa Pharmaceuticals Ltd. (a)(b)	129,112	1,759,797
Kinnate Biopharma, Inc. (b)	65,704	1,542,730
Kintara Therapeutics, Inc. (a)(b)	112,030	180,368
Kodiak Sciences, Inc. (a)(b)	168,735	14,109,621
Kronos Bio, Inc. (b)	76,227	1,860,701
Krystal Biotech, Inc. (a)	91,685	5,981,529
Kura Oncology, Inc. (a)(b)	347,161	7,724,332
Kymera Therapeutics, Inc. (a)	47,602	2,289,180
La Jolla Pharmaceutical Co. (a)(b)	115,502	496,659
Lantern Pharma, Inc. (a)	33,217	502,241
Larimar Therapeutics, Inc. (a)(b)	67,307	559,321
Leap Therapeutics, Inc. (a)	222,845	361,009
Lexicon Pharmaceuticals, Inc. (a)(b)	355,003	1,558,463
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	87,444	10,292,159
General CVR (a)(c)	26,087	389
Glucagon CVR (a)	26,087	290
rights (a)	26,087	365
TR Beta CVR (a)	26,087	4,435
Lineage Cell Therapeutics, Inc. (a)(b)	783,588	1,857,104
LogicBio Therapeutics, Inc. (a)(b)	75,271	328,934
Longeveron, Inc. (a)(b)	14,788	97,601
Lumos Pharma, Inc. (a)	13,119	137,487
Macrogenics, Inc. (a)	296,947	9,558,724
Madrigal Pharmaceuticals, Inc. (a)(b)	50,209	5,638,471
Magenta Therapeutics, Inc. (a)	141,421	1,746,549
MannKind Corp. (a)(b)	1,295,343	5,725,416
Marker Therapeutics, Inc. (a)	139,201	405,075
Matinas BioPharma Holdings, Inc. (a)(b)	813,130	626,110
MediciNova, Inc. (a)(b)	211,205	891,285
MEI Pharma, Inc. (a)(b)	473,361	1,363,280
Merrimack Pharmaceuticals, Inc. (a)(b)	60,266	385,702
Mersana Therapeutics, Inc. (a)	289,047	4,139,153
Metacrine, Inc.	8,047	33,154
Millendo Therapeutics, Inc. (a)	48,059	57,190
MiMedx Group, Inc. (a)(b)	511,651	5,469,549
Minerva Neurosciences, Inc. (a)(b)	169,366	499,630
Mirati Therapeutics, Inc. (a)	242,222	38,307,409
Mirum Pharmaceuticals, Inc. (a)(b)	75,681	1,251,764
Moderna, Inc. (a)	1,602,375	296,455,399
Molecular Templates, Inc. (a)(b)	215,498	1,926,552
Moleculin Biotech, Inc. (a)(b)	147,177	544,555
Monopar Therapeutics, Inc. (a)(b)	23,799	135,892
Morphic Holding, Inc. (a)	77,640	3,832,310
Mustang Bio, Inc. (a)(b)	232,264	778,084
Myovant Sciences Ltd. (a)(b)	210,064	4,921,800
Myriad Genetics, Inc. (a)	399,764	11,453,239
NanoViricides, Inc. (a)(b)	52,674	189,100
Natera, Inc. (a)	416,301	39,190,576
Navidea Biopharmaceuticals, Inc. (a)	61,520	104,584
Neoleukin Therapeutics, Inc. (a)	178,220	1,787,547
Neubase Therapeutics, Inc. (a)(b)	109,822	567,780
Neurobo Pharmaceuticals, Inc. (a)(b)	23,114	65,181
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	493,633	47,497,367
Neximmune, Inc.	32,896	611,208
NextCure, Inc. (a)(b)	80,774	634,076
Nkarta, Inc. (a)(b)	85,341	2,078,053
Novavax, Inc. (a)(b)	359,543	53,075,738
Nurix Therapeutics, Inc. (a)(b)	67,946	1,895,693
Ocugen, Inc. (a)(b)	987,288	8,619,024
Olema Pharmaceuticals, Inc. (b)	56,666	1,584,381
OncoCyte Corp. (a)(b)	393,909	1,741,078
Oncorus, Inc. (a)	47,130	810,636
OncoSec Medical, Inc. (a)	107,167	429,740
Oncternal Therapeutics, Inc. (a)(b)	226,430	1,288,387
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)	111,886	245,030
Opko Health, Inc. (a)(b)	2,331,771	8,907,365
Oragenics, Inc. (a)(b)	451,430	310,042
Organogenesis Holdings, Inc. Class A (a)(b)	257,560	4,592,295
Organovo Holdings, Inc. (a)(b)	34,235	321,809
Orgenesis, Inc. (a)(b)	104,242	503,489
ORIC Pharmaceuticals, Inc. (a)(b)	79,676	1,820,597
Outlook Therapeutics, Inc. (a)	456,555	1,223,567
Ovid Therapeutics, Inc. (a)(b)	218,178	905,439
Oyster Point Pharma, Inc. (a)(b)	63,546	1,138,744
Palatin Technologies, Inc. (a)(b)	1,049,809	576,870
Palisade Bio, Inc. (a)(b)	19,661	74,908
Palisade Bio, Inc. rights (a)(c)	117,971	1
Passage Bio, Inc. (a)(b)	130,635	1,730,914
PDL BioPharma, Inc. (a)(c)	562,926	1,390,427
PDS Biotechnology Corp. (a)(b)	97,361	1,187,804
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	232,331
Phio Pharmaceuticals Corp. (a)	67,346	149,508
Pieris Pharmaceuticals, Inc. (a)(b)	282,884	973,121
Plus Therapeutics, Inc. (a)(b)	57,472	136,209
PMV Pharmaceuticals, Inc. (b)	65,870	2,265,928
Polarityte, Inc. (a)(b)	254,871	290,553
Poseida Therapeutics, Inc. (a)(b)	72,661	613,985
Praxis Precision Medicines, Inc.	57,652	1,129,403
Precigen, Inc. (a)(b)	483,904	3,193,766
Precision BioSciences, Inc. (a)(b)	221,139	2,328,594
Prelude Therapeutics, Inc. (b)	59,634	2,072,878
Protagonist Therapeutics, Inc. (a)(b)	214,990	7,548,299
Protara Therapeutics, Inc. (a)(b)	54,985	521,258
Prothena Corp. PLC (a)(b)	135,915	3,964,641
PTC Therapeutics, Inc. (a)(b)	366,359	14,386,918
Puma Biotechnology, Inc. (a)(b)	186,072	1,963,060
Qualigen Therapeutics, Inc. (a)(b)	106,423	203,268
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Radius Health, Inc. (a)	244,234	4,711,274
RAPT Therapeutics, Inc. (a)(b)	48,657	939,080
Recro Pharma, Inc. (a)(b)	127,208	291,306
REGENXBIO, Inc. (a)	182,609	6,440,619
Regulus Therapeutics, Inc. (a)(b)	319,674	315,294
Relay Therapeutics, Inc. (a)(b)	108,374	3,480,973
Repligen Corp. (a)	267,624	48,870,819
Replimune Group, Inc. (a)	137,069	5,341,579
Revolution Medicines, Inc. (a)(b)	253,313	7,576,592
Rhythm Pharmaceuticals, Inc. (a)	192,842	3,781,632
Rigel Pharmaceuticals, Inc. (a)(b)	897,820	3,339,890
Rocket Pharmaceuticals, Inc. (a)(b)	229,527	9,754,898
Rubius Therapeutics, Inc. (a)(b)	226,619	5,536,302
Sage Therapeutics, Inc. (a)	276,685	19,257,276
Salarius Pharmaceuticals, Inc. (a)(b)	119,001	152,321
Salarius Pharmaceuticals, Inc. rights (a)(c)	42,326	5,206
Sana Biotechnology, Inc. (b)	128,581	2,696,344
Sangamo Therapeutics, Inc. (a)(b)	626,016	6,748,452
Sarepta Therapeutics, Inc. (a)(b)	421,870	31,914,466
Savara, Inc. (a)(b)	197,377	355,279
Scholar Rock Holding Corp. (a)(b)	114,356	3,072,746
Seagen, Inc. (a)	670,290	104,129,552
Selecta Biosciences, Inc. (a)(b)	473,005	2,052,842
Sellas Life Sciences Group, Inc. (a)(b)	59,205	708,092
Sensei Biotherapeutics, Inc. (b)	36,264	450,762
Seres Therapeutics, Inc. (a)(b)	298,393	6,299,076
Sesen Bio, Inc. (a)	834,145	2,794,386
Shattuck Labs, Inc.	69,153	1,876,812
Sigilon Therapeutics, Inc. (b)	35,034	408,847
Silverback Therapeutics, Inc. (b)	64,464	1,774,694
Soleno Therapeutics, Inc. (a)(b)	267,095	275,108
Solid Biosciences, Inc. (a)	181,102	688,188
Soligenix, Inc. (a)(b)	165,939	169,258
Sonnet Biotherapeutics Holding (a)(b)	347	538
Sorrento Therapeutics, Inc. (a)(b)	1,236,440	9,298,029
Spectrum Pharmaceuticals, Inc. (a)(b)	748,523	2,582,404
Spero Therapeutics, Inc. (a)(b)	125,697	1,822,607
Springworks Therapeutics, Inc. (a)(b)	144,188	11,757,090
Spruce Biosciences, Inc. (b)	32,745	462,687
SQZ Biotechnologies Co. (b)	41,542	563,725
Stoke Therapeutics, Inc. (a)(b)	105,543	4,185,835
Surface Oncology, Inc. (a)(b)	108,772	983,299
Sutro Biopharma, Inc. (a)(b)	181,447	3,376,729
Synaptogenix, Inc. (a)(b)	1,405	10,327
Syndax Pharmaceuticals, Inc. (a)(b)	184,185	3,383,478
Synlogic, Inc. (a)	93,980	351,485
Synthetic Biologics, Inc. (a)	691,893	363,244
Syros Pharmaceuticals, Inc. (a)	293,562	1,893,475
T2 Biosystems, Inc. (a)(b)	735,493	1,022,335
Taysha Gene Therapies, Inc. (b)	45,475	1,023,188
TCR2 Therapeutics, Inc. (a)	137,978	2,642,279
Tenax Therapeutics, Inc. (a)	1,474	2,874
TG Therapeutics, Inc. (a)	612,061	21,342,567
TONIX Pharmaceuticals Holding (a)	1,697,348	2,002,871
TRACON Pharmaceuticals, Inc. (a)(b)	81,541	491,692
Translate Bio, Inc. (a)(b)	368,641	6,639,224
Travere Therapeutics, Inc. (a)	287,926	4,367,837
Trevena, Inc. (a)	858,053	1,493,012
Turning Point Therapeutics, Inc. (a)	221,206	14,639,413
Twist Bioscience Corp. (a)(b)	222,351	23,860,486
Tyme Technologies, Inc. (a)(b)	494,151	760,993
Ultragenyx Pharmaceutical, Inc. (a)	330,722	33,637,735
uniQure B.V. (a)(b)	200,268	6,955,308
United Therapeutics Corp. (a)	233,604	43,426,984
UNITY Biotechnology, Inc. (a)(b)	164,001	734,724
Vaccinex, Inc. (a)(b)	55,951	133,163
Vanda Pharmaceuticals, Inc. (a)	289,642	5,123,767
Vaxart, Inc. (a)(b)	619,377	4,100,276
Vaxcyte, Inc. (b)	91,505	1,928,010
VBI Vaccines, Inc. (a)(b)	1,259,540	4,068,314
Veracyte, Inc. (a)	356,491	13,920,974
Verastem, Inc. (a)	822,102	3,181,535
Vericel Corp. (a)(b)	245,073	13,846,625
Viking Therapeutics, Inc. (a)(b)	332,645	1,743,060
Vincerx Pharma, Inc. (a)(b)	46,446	644,670
Vir Biotechnology, Inc. (a)(b)	346,764	14,532,879
Viracta Therapeutics, Inc. (a)(b)	20,900	216,942
Viridian Therapeutics, Inc. (a)	17,449	314,256
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)	11,953	62,753
VistaGen Therapeutics, Inc. (a)	708,413	1,834,790
Vor Biopharma, Inc. (a)(b)	51,961	1,096,377
Voyager Therapeutics, Inc. (a)(b)	141,601	603,220
vTv Therapeutics, Inc. Class A (a)(b)	89,092	219,166
Vyant Bio, Inc. (a)(b)	45,481	167,825
Windtree Therapeutics, Inc. (a)(b)	28,920	51,188
X4 Pharmaceuticals, Inc. (a)	83,212	790,514
Xbiotech, Inc. (a)	78,230	1,349,468
Xencor, Inc. (a)	305,173	11,736,954
Xenetic Biosciences, Inc. (a)	18,389	35,307
XOMA Corp. (a)(b)	58,056	1,710,910
Y-mAbs Therapeutics, Inc. (a)	141,547	5,071,629
Yield10 Bioscience, Inc. (a)(b)	22,593	186,166
Yumanity Therapeutics, Inc. (a)(b)	9,938	152,846
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)(b)	74,608	4,166,857
ZIOPHARM Oncology, Inc. (a)(b)	1,120,768	3,407,135
		2,519,636,545
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)(b)	174,273	1,322,732
Accuray, Inc. (a)(b)	493,704	2,103,179
Acutus Medical, Inc. (a)(b)	58,183	946,637
Aethlon Medical, Inc. (a)	55,022	95,738
Allied Healthcare Products, Inc. (a)(b)	17,178	64,246
Alphatec Holdings, Inc. (a)	323,521	4,691,055
Angiodynamics, Inc. (a)	198,821	4,596,742
Antares Pharma, Inc. (a)(b)	817,902	3,247,071
Apollo Endosurgery, Inc. (a)	64,197	462,218
Apyx Medical Corp. (a)	153,340	1,501,199
Asensus Surgical, Inc. (a)(b)	735,201	1,720,370
Aspira Women's Health, Inc. (a)(b)	337,660	1,887,519
Atricure, Inc. (a)	238,040	17,788,729
Atrion Corp. (b)	7,447	4,624,587
Avanos Medical, Inc. (a)	251,864	10,099,746
Avinger, Inc. (a)	484,712	508,948
AxoGen, Inc. (a)	187,418	3,804,585
Axonics Modulation Technologies, Inc. (a)(b)	182,489	10,527,790
Bellerophon Therapeutics, Inc. (a)	23,231	96,176
Beyond Air, Inc. (a)(b)	83,619	413,914
BioLase Technology, Inc. (a)	754,852	547,268
BioLife Solutions, Inc. (a)	141,116	4,700,574
Biomerica, Inc. (a)(b)	42,350	154,578
BioSig Technologies, Inc. (a)	141,204	511,158
Bioventus, Inc. (b)	43,093	766,194
Cantel Medical Corp. (a)	198,108	16,112,124
Cardiovascular Systems, Inc. (a)(b)	211,048	8,270,971
Cerus Corp. (a)(b)	925,074	5,356,178
Chembio Diagnostics, Inc. (a)(b)	89,642	285,958
ClearPoint Neuro, Inc. (a)(b)	79,476	1,463,948
Co-Diagnostics, Inc. (a)(b)	139,453	1,125,386
ConforMis, Inc. (a)	958,397	846,840
CONMED Corp. (b)	151,413	20,848,056
Cryolife, Inc. (a)(b)	203,681	5,868,050
CryoPort, Inc. (a)(b)	242,482	13,559,593
Cutera, Inc. (a)(b)	92,814	3,562,201
CytoSorbents Corp. (a)(b)	217,084	1,756,210
Dare Bioscience, Inc. (a)(b)	168,697	215,932
DarioHealth Corp. (a)(b)	48,796	793,911
Delcath Systems, Inc. (a)(b)	39,853	426,427
Dynatronics Corp. (a)(b)	61,095	68,426
Eargo, Inc. (a)(b)	54,531	1,855,145
Ekso Bionics Holdings, Inc. (a)(b)	71,201	404,422
electroCore, Inc. (a)	195,296	328,097
Electromed, Inc. (a)	34,919	344,301
ENDRA Life Sciences, Inc. (a)(b)	188,374	399,353
Envista Holdings Corp. (a)	842,865	36,782,629
Fonar Corp. (a)	29,564	535,108
Glaukos Corp. (a)(b)	238,599	17,556,114
Globus Medical, Inc. (a)	406,549	29,295,921
Haemonetics Corp. (a)	269,009	15,188,248
Hancock Jaffe Laboratories, Inc. (a)(b)	37,451	221,335
Helius Medical Technologies, Inc. (U.S.) (a)(b)	9,518	128,588
Heska Corp. (a)(b)	52,155	10,334,513
Hill-Rom Holdings, Inc.	348,451	38,775,627
ICU Medical, Inc. (a)	103,806	21,597,876
Inari Medical, Inc. (b)	44,026	3,828,061
Inogen, Inc. (a)(b)	96,789	5,982,528
Insulet Corp. (a)	349,156	94,156,899
Integer Holdings Corp. (a)	174,598	15,795,881
Integra LifeSciences Holdings Corp. (a)	374,967	25,891,471
Intersect ENT, Inc. (a)	172,719	3,048,490
IntriCon Corp. (a)(b)	43,650	974,705
Invacare Corp. (a)(b)	185,672	1,485,376
InVivo Therapeutics Holdings Corp. (a)(b)	142,802	96,034
INVO Bioscience, Inc. (a)(b)	44,154	193,395
IRadimed Corp. (a)(b)	26,591	739,496
iRhythm Technologies, Inc. (a)	154,977	11,694,564
Iridex Corp. (a)(b)	59,746	469,604
Kewaunee Scientific Corp. (a)	10,875	129,739
Lantheus Holdings, Inc. (a)	344,485	8,353,761
LeMaitre Vascular, Inc. (b)	89,841	4,600,758
LENSAR, Inc. (a)(b)	42,714	353,245
LivaNova PLC (a)	254,548	21,264,940
Lucira Health, Inc. (b)	47,036	232,358
Masimo Corp. (a)	268,261	57,837,072
Meridian Bioscience, Inc. (a)	227,158	4,715,800
Merit Medical Systems, Inc. (a)	260,795	15,736,370
Mesa Laboratories, Inc. (b)	25,369	6,242,296
Microbot Medical, Inc. (a)(b)	32,053	246,167
Milestone Scientific, Inc. (a)(b)	224,873	467,736
Misonix, Inc. (a)(b)	60,265	1,156,485
Motus GI Holdings, Inc. (a)(b)	121,781	124,217
MyMD Pharmaceuticals, Inc. (a)(b)	40,512	177,037
Myomo, Inc. (a)	26,516	281,865
NanoVibronix, Inc. (a)(b)	111,208	92,481
Natus Medical, Inc. (a)	179,311	4,805,535
Nemaura Medical, Inc. (a)(b)	45,331	616,955
Neogen Corp. (a)	281,617	25,996,065
NeuroMetrix, Inc. (a)	80	234
Neuronetics, Inc. (a)	116,416	1,579,765
Nevro Corp. (a)	182,975	27,574,333
Novocure Ltd. (a)	449,458	91,689,432
NuVasive, Inc. (a)	270,909	18,475,994
Nuwellis, Inc. (a)(b)	13,561	54,515
Obalon Therapeutics, Inc. (a)(b)	51,231	159,841
OraSure Technologies, Inc. (a)(b)	379,547	3,647,447
Ortho Clinical Diagnostics Holdings PLC	424,089	8,715,029
Orthofix International NV (a)	101,430	4,128,201
OrthoPediatrics Corp. (a)(b)	71,274	4,026,268
Outset Medical, Inc.	103,224	4,982,622
PAVmed, Inc. (a)(b)	373,878	1,981,553
Penumbra, Inc. (a)	178,272	44,409,338
Predictive Oncology, Inc. (a)(b)	228,014	269,057
Pro-Dex, Inc. (a)(b)	20,003	683,703
Pulmonx Corp.	55,673	2,389,485
Pulse Biosciences, Inc. (a)(b)	69,658	1,256,630
Quidel Corp. (a)(b)	204,397	24,141,330
Quotient Ltd. (a)	489,097	2,034,644
Ra Medical Systems, Inc. (a)(b)	14,798	48,094
Repro Medical Systems, Inc. (a)(b)	152,199	649,890
Retractable Technologies, Inc.(a)(b)	76,028	691,095
Rockwell Medical Technologies, Inc. (a)(b)	433,206	376,933
Sanara Medtech, Inc. (a)	13,798	406,351
Seaspine Holdings Corp. (a)	119,500	2,435,410
Second Sight Medical Products, Inc. (a)	65,407	391,134
Senseonics Holdings, Inc. (a)(b)	1,564,114	3,222,075
Sensus Healthcare, Inc. (a)(b)	44,385	159,786
Shockwave Medical, Inc. (a)	168,573	30,326,283
SI-BONE, Inc. (a)	140,334	4,233,877
Sientra, Inc. (a)(b)	280,606	1,953,018
Silk Road Medical, Inc. (a)(b)	178,847	8,688,387
Sintx Technologies, Inc. (a)(b)	123	178
SmileDirectClub, Inc. (a)(b)	447,912	3,677,358
Soliton, Inc. (a)	56,712	1,263,543
Staar Surgical Co. (a)	247,265	36,108,108
Stereotaxis, Inc. (a)(b)	334,447	2,682,265
STRATA Skin Sciences, Inc. (a)	18,623	26,072
Surgalign Holdings, Inc. (a)	514,894	1,009,192
SurModics, Inc. (a)	73,262	3,886,549
Tactile Systems Technology, Inc. (a)(b)	102,911	5,533,524
Talis Biomedical Corp. (b)	70,970	691,248
Tandem Diabetes Care, Inc. (a)	327,932	28,002,113
Tela Bio, Inc. (a)	28,436	390,711
Thermogenesis Holdings, Inc. (a)(b)	19,470	53,348
TransMedics Group, Inc. (a)	127,722	3,274,792
Utah Medical Products, Inc. (b)	17,323	1,484,754
Vapotherm, Inc. (a)(b)	116,400	2,302,392
Varex Imaging Corp. (a)(b)	206,041	5,169,569
Venus Concept, Inc. (a)(b)	85,884	175,203
ViewRay, Inc. (a)(b)	633,322	3,723,933
Viveve Medical, Inc. (a)(b)	36,663	100,823
VolitionRx Ltd. (a)(b)	169,556	591,750
Xtant Medical Holdings, Inc. (a)(b)	21,204	30,958
Zosano Pharma Corp. (a)(b)	535,536	428,429
Zynex, Inc. (a)(b)	115,473	1,757,499
		1,047,423,892
Health Care Providers & Services - 1.9%
1Life Healthcare, Inc. (a)	406,131	15,026,847
Acadia Healthcare Co., Inc. (a)	468,223	30,134,832
Accolade, Inc. (a)(b)	81,620	4,120,994
AdaptHealth Corp. (a)(b)	403,151	10,558,525
Addus HomeCare Corp. (a)	78,016	7,502,799
Amedisys, Inc. (a)	172,064	44,456,176
American Shared Hospital Services (a)	113	289
AMN Healthcare Services, Inc. (a)	250,108	22,184,580
Apollo Medical Holdings, Inc. (a)	73,465	2,562,459
Apria, Inc.	37,696	1,147,843
Avalon GloboCare Corp. (a)	61,971	70,647
Biodesix, Inc. (a)(b)	21,048	304,144
Brookdale Senior Living, Inc. (a)	970,874	6,543,691
Caladrius Biosciences, Inc. (a)	237,650	361,228
Capital Senior Living Corp. (a)(b)	10,171	474,782
Castle Biosciences, Inc. (a)	96,589	5,788,579
Chemed Corp.	84,500	41,518,230
Clover Health Investments Corp. (a)(b)	563,947	4,308,555
Community Health Systems, Inc. (a)	638,304	9,108,598
Corvel Corp. (a)(b)	48,418	6,032,883
Covetrus, Inc. (a)	530,555	14,717,596
Cross Country Healthcare, Inc. (a)	183,739	2,875,515
CynergisTek, Inc. (a)(b)	1,100	1,892
Encompass Health Corp.	523,099	44,876,663
Enzo Biochem, Inc. (a)(b)	219,588	676,331
Exagen, Inc. (a)	26,300	374,775
Five Star Senior Living, Inc. (a)(b)	98,753	593,506
Fulgent Genetics, Inc. (a)(b)	92,674	6,864,363
Great Elm Group, Inc. (a)	109,690	289,582
Guardant Health, Inc. (a)	451,778	56,074,685
Hanger, Inc. (a)	201,287	5,199,243
HealthEquity, Inc. (a)(b)	438,638	36,459,591
Hims & Hers Health, Inc. (a)(b)	343,762	4,953,610
IMAC Holdings, Inc. (a)(b)	37,680	70,462
InfuSystems Holdings, Inc. (a)	89,324	1,652,494
LHC Group, Inc. (a)	166,748	32,824,344
Magellan Health Services, Inc. (a)	119,754	11,279,629
MEDNAX, Inc. (a)(b)	454,266	14,527,427
Modivcare, Inc. (a)(b)	65,079	9,581,581
Molina Healthcare, Inc. (a)	304,846	76,626,091
National Healthcare Corp.	64,973	4,756,673
National Research Corp. Class A	70,222	3,358,718
Ontrak, Inc. (a)(b)	40,605	1,233,580
Option Care Health, Inc. (a)	459,492	8,427,083
Owens & Minor, Inc.	389,937	17,434,083
Patterson Companies, Inc. (b)	461,530	15,018,186
Pennant Group, Inc. (a)(b)	134,420	4,606,573
PetIQ, Inc. Class A (a)(b)	116,847	4,802,412
Precipio, Inc. (a)(b)	96,202	318,429
Premier, Inc.	376,853	12,436,149
Progenity, Inc. (b)	113,411	293,734
Progyny, Inc. (a)	195,122	12,495,613
Psychemedics Corp. (a)	24,117	159,172
R1 RCM, Inc. (a)	726,301	16,813,868
RadNet, Inc. (a)	225,981	5,981,717
Regional Health Properties, Inc. (a)(b)	11,042	133,056
Select Medical Holdings Corp.	572,583	22,943,401
Sharps Compliance Corp. (a)(b)	66,241	902,202
Signify Health, Inc. (b)	124,938	3,160,931
SOC Telemed, Inc. Class A (a)(b)	216,975	1,301,850
Star Equity Holdings, Inc. (a)(b)	26,286	72,549
SunLink Health Systems, Inc. (a)(b)	29,199	83,509
Surgery Partners, Inc. (a)	147,329	8,623,166
Tenet Healthcare Corp. (a)	560,743	37,519,314
The Ensign Group, Inc.	272,277	22,653,446
The Joint Corp. (a)(b)	71,078	5,052,224
Tivity Health, Inc. (a)	197,159	5,165,566
Triple-S Management Corp. (a)	129,980	3,288,494
U.S. Physical Therapy, Inc. (b)	67,970	7,908,989
Vivos Therapeutics, Inc. (b)	18,441	99,213
		759,769,961
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	742,187	12,906,632
American Well Corp. (b)	295,074	3,673,671
CareCloud, Inc. (a)(b)	39,126	329,050
Castlight Health, Inc. Class B (a)	458,453	834,384
Certara, Inc. (b)	210,554	5,539,676
Change Healthcare, Inc. (a)	1,206,998	28,292,033
Computer Programs & Systems, Inc. (b)	68,420	2,214,755
Evolent Health, Inc. (a)(b)	421,898	8,197,478
GoodRx Holdings, Inc. (b)	207,013	7,682,252
Health Catalyst, Inc. (a)(b)	173,919	9,337,711
HealthStream, Inc. (a)	133,925	3,506,157
HTG Molecular Diagnostics (a)(b)	17,317	64,419
iCAD, Inc. (a)	119,017	1,957,830
Inovalon Holdings, Inc. Class A (a)(b)	410,531	12,874,252
Inspire Medical Systems, Inc. (a)	142,356	27,659,771
MultiPlan Corp. Class A (a)(b)	1,371,106	11,572,135
NantHealth, Inc. (a)(b)	229,476	598,932
Nextgen Healthcare, Inc. (a)	297,042	4,877,430
Omnicell, Inc. (a)(b)	225,907	31,401,073
OptimizeRx Corp. (a)(b)	71,990	3,536,149
Phreesia, Inc. (a)	183,112	9,064,044
Schrodinger, Inc. (a)(b)	193,766	13,598,498
SCWorx, Corp. (a)(b)	37,411	57,239
Simulations Plus, Inc. (b)	80,156	4,230,634
Streamline Health Solutions, Inc. (a)	200,599	391,168
Tabula Rasa HealthCare, Inc. (a)(b)	118,055	5,101,157
Teladoc Health, Inc. (a)(b)	682,185	102,723,417
Veeva Systems, Inc. Class A (a)	718,726	209,393,633
Vocera Communications, Inc. (a)	173,651	5,855,512
		527,471,092
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	387,888	69,819,840
Adaptive Biotechnologies Corp. (a)	437,410	16,538,472
Applied DNA Sciences, Inc. (a)(b)	32,908	190,537
Avantor, Inc. (a)	2,731,266	87,810,202
Berkeley Lights, Inc. (a)	42,962	1,868,847
Bio-Techne Corp.	203,898	84,379,109
BioNano Genomics, Inc. (a)(b)	980,060	6,046,970
Bruker Corp.	536,856	37,279,281
Champions Oncology, Inc. (a)(b)	19,987	188,078
ChromaDex, Inc. (a)(b)	249,112	2,067,630
Codexis, Inc. (a)(b)	291,448	5,974,684
Fluidigm Corp. (a)(b)	395,951	2,296,516
Harvard Bioscience, Inc. (a)	188,475	1,319,325
Inotiv, Inc. (a)	38,326	953,551
Luminex Corp.	228,002	8,410,994
Maravai LifeSciences Holdings, Inc.	431,344	16,192,654
Medpace Holdings, Inc. (a)	145,269	24,268,639
Nanostring Technologies, Inc. (a)(b)	232,321	12,891,492
NeoGenomics, Inc. (a)(b)	613,051	25,153,483
Pacific Biosciences of California, Inc. (a)	1,023,548	27,686,973
Personalis, Inc. (a)(b)	145,537	3,273,127
PPD, Inc. (a)	571,380	26,352,046
PRA Health Sciences, Inc. (a)	340,164	58,140,831
Quanterix Corp. (a)	144,542	7,442,468
Seer, Inc. (b)	67,678	2,001,915
Sotera Health Co.	386,054	9,303,901
Syneos Health, Inc. (a)	473,671	41,635,681
		579,487,246
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)(b)	853,413	1,092,369
AcelRx Pharmaceuticals, Inc. (a)	567,741	789,160
Acer Therapeutics, Inc. (a)(b)	33,272	97,487
Aclaris Therapeutics, Inc. (a)(b)	227,212	5,053,195
Adamis Pharmaceuticals Corp. (a)(b)	637,698	438,991
Adial Pharmaceuticals, Inc. (a)(b)	46,293	114,344
Aerie Pharmaceuticals, Inc. (a)(b)	250,430	4,079,505
Aerpio Pharmaceuticals, Inc. (a)(b)	172,650	293,505
Agile Therapeutics, Inc. (a)(b)	422,512	680,244
Alimera Sciences, Inc. (a)	14,283	149,972
Amneal Pharmaceuticals, Inc. (a)	599,381	3,392,496
Amphastar Pharmaceuticals, Inc. (a)(b)	194,706	3,683,838
Ampio Pharmaceuticals, Inc. (a)(b)	943,799	1,708,276
Angion Biomedica Corp.	27,486	424,384
ANI Pharmaceuticals, Inc. (a)(b)	52,032	1,787,299
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	97,650	362,282
Artelo Biosciences, Inc. (a)(b)	80,396	99,691
Arvinas Holding Co. LLC (a)	175,375	12,756,778
Assertio Holdings, Inc. (a)	199,176	360,509
AstraZeneca PLC rights (a)(c)	21,542	0
Atea Pharmaceuticals, Inc.	65,038	1,328,076
Athira Pharma, Inc. (b)	84,917	1,693,245
Avenue Therapeutics, Inc. (a)(b)	52,950	262,632
Axsome Therapeutics, Inc. (a)(b)	139,308	8,457,389
Aytu BioScience, Inc. (a)(b)	132,168	671,413
Baudax Bio, Inc. (a)(b)	336,744	304,080
Biodelivery Sciences International, Inc. (a)	543,263	1,917,718
Cara Therapeutics, Inc. (a)	226,556	3,078,896
Cassava Sciences, Inc. (a)(b)	192,604	10,385,208
Cerecor, Inc. (a)(b)	457,878	1,208,798
Chiasma, Inc. (a)(b)	260,320	1,101,154
Citius Pharmaceuticals, Inc. (a)(b)	586,461	1,337,131
Clearside Biomedical, Inc. (a)(b)	230,256	590,607
Clever Leaves Holdings, Inc. (a)(b)	86,444	1,057,210
CNS Pharmaceuticals, Inc. (a)(b)	58,530	108,281
Cocrystal Pharma, Inc. (a)(b)	247,674	279,872
Collegium Pharmaceutical, Inc. (a)(b)	184,396	4,405,220
Corcept Therapeutics, Inc. (a)	552,988	11,944,541
CorMedix, Inc. (a)(b)	172,614	1,247,999
Cumberland Pharmaceuticals, Inc. (a)	33,008	97,374
CymaBay Therapeutics, Inc. (a)(b)	334,951	1,416,843
Durect Corp. (a)(b)	1,152,473	1,901,580
Elanco Animal Health, Inc. (a)	2,499,367	89,927,225
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	118,827	185,370
Endo International PLC (a)	1,217,515	7,146,813
Enveric Biosciences, Inc. (a)(b)	56,326	125,607
Eton Pharmaceuticals, Inc. (a)(b)	95,339	673,093
Evofem Biosciences, Inc. (a)(b)	410,286	352,846
Evoke Pharma, Inc. (a)(b)	125,013	153,766
Evolus, Inc. (a)(b)	121,778	1,317,638
EyeGate Pharmaceuticals, Inc. (a)	12,656	55,560
Eyenovia, Inc. (a)	86,548	413,699
Eyepoint Pharmaceuticals, Inc. (a)(b)	98,578	969,022
Fulcrum Therapeutics, Inc. (a)(b)	99,548	888,964
Graybug Vision, Inc. (b)	43,793	174,296
Harrow Health, Inc. (a)(b)	124,126	1,141,959
Hepion Pharmaceuticals, Inc. (a)(b)	406,449	690,963
Horizon Therapeutics PLC (a)	1,185,282	108,642,948
Hoth Therapeutics, Inc. (a)	10,957	15,888
IMARA, Inc. (a)(b)	23,274	169,202
Innoviva, Inc. (a)(b)	329,322	4,429,381
Intra-Cellular Therapies, Inc. (a)	375,945	14,815,992
Jaguar Health, Inc. (a)(b)	563,122	900,995
Jazz Pharmaceuticals PLC (a)	318,118	56,666,359
Kala Pharmaceuticals, Inc. (a)(b)	202,231	1,142,605
Kaleido Biosciences, Inc. (a)(b)	106,078	761,640
KemPharm, Inc. (a)(b)	98,413	1,007,749
Landos Biopharma, Inc.	33,424	366,996
Lannett Co., Inc. (a)(b)	174,610	750,823
Lexaria Bioscience Corp. (a)(b)	40,472	246,070
Lipocine, Inc. (a)(b)	431,182	526,042
Liquidia Technologies, Inc. (a)	145,607	438,277
Lyra Therapeutics, Inc. (b)	22,305	160,150
Marinus Pharmaceuticals, Inc. (a)(b)	173,179	2,912,871
Nektar Therapeutics (a)	957,128	17,295,303
NGM Biopharmaceuticals, Inc. (a)(b)	122,758	1,848,735
NovaBay Pharmaceuticals, Inc. (a)(b)	142,533	100,714
Novan, Inc. (a)(b)	71,481	557,909
Nuvation Bio, Inc. (a)(b)	331,797	4,718,153
Ocular Therapeutix, Inc. (a)(b)	398,456	5,801,519
Ocuphire Pharma, Inc. (a)(b)	5,723	25,982
Ocuphire Pharma, Inc. rights (a)(c)	5,723	5,208
Odonate Therapeutics, Inc. (a)(b)	103,170	356,968
Omeros Corp. (a)(b)	327,470	4,974,269
Onconova Therapeutics, Inc. (a)(b)	80,563	538,966
Opiant Pharmaceuticals, Inc. (a)	6,002	75,925
OptiNose, Inc. (a)(b)	183,679	585,936
Osmotica Pharmaceuticals PLC (a)(b)	70,229	204,366
Otonomy, Inc. (a)	248,689	579,445
Pacira Biosciences, Inc. (a)(b)	230,834	14,004,699
Paratek Pharmaceuticals, Inc. (a)(b)	216,959	1,783,403
Petros Pharmaceuticals, Inc. (a)(b)	5,620	17,029
Phathom Pharmaceuticals, Inc. (a)(b)	68,533	2,422,642
Phibro Animal Health Corp. Class A	107,021	3,016,922
Pliant Therapeutics, Inc.	48,613	1,461,307
Plx Pharma PLC/New (a)(b)	116,234	1,722,588
Prestige Brands Holdings, Inc. (a)	270,154	13,472,580
Processa Pharmaceuticals, Inc. (b)	19,672	120,983
ProPhase Labs, Inc. (b)	66,592	319,642
Provention Bio, Inc. (a)(b)	285,126	2,169,809
Pulmatrix, Inc. (a)(b)	264,316	245,946
Reata Pharmaceuticals, Inc. (a)(b)	139,916	19,132,114
Relmada Therapeutics, Inc. (a)(b)	71,903	2,487,125
Revance Therapeutics, Inc. (a)(b)	359,493	10,644,588
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	57,788	288,940
Royalty Pharma PLC (b)	453,359	18,188,763
Satsuma Pharmaceuticals, Inc. (a)	34,669	180,972
scPharmaceuticals, Inc. (a)(b)	28,270	160,008
SCYNEXIS, Inc. (a)(b)	103,308	989,691
Seelos Therapeutics, Inc. (a)	330,076	1,016,634
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	82,452	133,572
SIGA Technologies, Inc. (a)	228,234	1,609,050
Sonoma Pharmaceuticals, Inc. (a)	30,154	230,377
Strongbridge Biopharma PLC (a)	264,044	665,391
Supernus Pharmaceuticals, Inc. (a)(b)	275,599	8,226,630
Tarsus Pharmaceuticals, Inc. (a)	30,571	1,018,626
Teligent, Inc. (a)	196,796	105,699
Terns Pharmaceuticals, Inc. (b)	38,153	652,798
TFF Pharmaceuticals, Inc. (a)	60,294	639,719
TherapeuticsMD, Inc. (a)(b)	2,027,879	2,453,734
Theravance Biopharma, Inc.(a)(b)	265,916	4,595,028
Timber Pharmaceuticals, Inc. (a)(b)	28,785	35,118
Titan Pharmaceuticals, Inc. (a)(b)	31,133	75,965
Trevi Therapeutics, Inc. (a)(b)	34,789	74,101
Tricida, Inc. (a)(b)	151,610	698,922
Verrica Pharmaceuticals, Inc. (a)(b)	60,970	686,522
Vyne Therapeutics, Inc. (a)(b)	269,011	1,062,593
WAVE Life Sciences (a)(b)	182,137	1,245,817
Xeris Pharmaceuticals, Inc. (a)(b)	278,898	870,162
Zogenix, Inc. (a)(b)	296,788	5,208,629
Zomedica Corp. (a)(b)	4,965,678	4,171,170
Zynerba Pharmaceuticals, Inc. (a)(b)	151,328	859,543
		557,165,353

TOTAL HEALTH CARE		5,990,954,089

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.0%
AAR Corp. (a)	176,375	7,363,656
Aerojet Rocketdyne Holdings, Inc.	378,125	18,320,156
AeroVironment, Inc. (a)(b)	119,775	13,130,933
AerSale Corp. (a)(b)	51,467	618,119
Air Industries Group, Inc. (a)(b)	122,976	153,720
Astronics Corp. (a)	128,597	2,181,005
Astrotech Corp. (a)(b)	89,261	104,435
Axon Enterprise, Inc. (a)	335,538	47,173,287
BWX Technologies, Inc.	503,144	31,466,626
CPI Aerostructures, Inc. (a)	51,114	203,434
Curtiss-Wright Corp.	217,330	27,235,796
Ducommun, Inc. (a)	58,128	3,125,543
HEICO Corp.	232,009	32,587,984
HEICO Corp. Class A	378,658	50,157,039
Hexcel Corp. (a)(b)	437,154	25,993,177
Innovative Solutions & Support, Inc.	36,030	201,768
Kaman Corp. (b)	145,371	7,823,867
Kratos Defense & Security Solutions, Inc. (a)(b)	646,586	16,171,116
Maxar Technologies, Inc.	378,293	11,764,912
Mercury Systems, Inc. (a)	299,102	19,576,226
Moog, Inc. Class A	160,704	14,495,501
National Presto Industries, Inc.	28,066	2,846,454
PAE, Inc. (a)(b)	323,356	2,625,651
Park Aerospace Corp.	94,387	1,455,448
Parsons Corp. (a)(b)	124,881	4,946,536
SIFCO Industries, Inc. (a)	15,860	183,659
Sigma Labs, Inc. (a)(b)	33,518	122,676
Spirit AeroSystems Holdings, Inc. Class A	558,655	27,491,413
Triumph Group, Inc. (a)	282,674	5,432,994
Vectrus, Inc. (a)	62,824	3,205,280
Virgin Galactic Holdings, Inc. (a)(b)	694,627	21,693,201
VirTra, Inc. (a)	30,394	172,030
		400,023,642
Air Freight & Logistics - 0.3%
Air T Funding warrants 8/30/21 (a)	4,541	545
Air T, Inc. (a)	7,056	163,981
Air Transport Services Group, Inc. (a)	310,284	7,707,455
Atlas Air Worldwide Holdings, Inc. (a)(b)	144,742	10,845,518
Echo Global Logistics, Inc. (a)	139,200	4,755,072
Forward Air Corp. (b)	145,346	14,082,574
Hub Group, Inc. Class A (a)	178,216	12,441,259
Radiant Logistics, Inc. (a)	230,965	1,776,121
XPO Logistics, Inc. (a)	535,194	78,636,054
		130,408,579
Airlines - 0.2%
Allegiant Travel Co. (a)	74,816	16,568,751
Hawaiian Holdings, Inc. (a)	252,558	6,515,996
JetBlue Airways Corp. (a)	1,661,659	33,399,346
Mesa Air Group, Inc. (a)	168,783	1,640,571
SkyWest, Inc. (a)	268,421	13,160,682
Spirit Airlines, Inc. (a)	517,196	18,469,069
		89,754,415
Building Products - 1.3%
AAON, Inc.	216,961	14,373,666
Advanced Drain Systems, Inc.	259,620	29,446,100
Alpha PRO Tech Ltd. (a)(b)	66,783	550,292
American Woodmark Corp. (a)	89,815	7,806,720
Apogee Enterprises, Inc. (b)	137,219	5,215,694
Applied UV, Inc. (b)	14,820	122,265
Armstrong Flooring, Inc. (a)	108,458	657,255
Armstrong World Industries, Inc.	252,902	26,896,128
Builders FirstSource, Inc. (a)	1,091,679	48,623,383
Cornerstone Building Brands, Inc. (a)	225,127	3,818,154
CSW Industrials, Inc. (b)	72,194	8,794,673
Gibraltar Industries, Inc. (a)	173,700	13,800,465
Griffon Corp.	240,347	6,318,723
Insteel Industries, Inc.	102,874	3,596,475
Jeld-Wen Holding, Inc. (a)	446,681	12,511,535
Lennox International, Inc.	179,478	62,804,737
Masonite International Corp. (a)	129,952	15,535,762
Owens Corning	549,087	58,560,129
PGT Innovations, Inc. (a)	316,634	7,649,877
Quanex Building Products Corp.	179,069	4,768,607
Resideo Technologies, Inc. (a)	758,036	22,665,276
Simpson Manufacturing Co. Ltd.	229,848	25,816,527
Tecnoglass, Inc. (b)	101,883	2,240,407
The AZEK Co., Inc.	742,275	32,311,231
Trex Co., Inc. (a)	608,856	59,308,663
UFP Industries, Inc.	323,639	25,735,773
		499,928,517
Commercial Services & Supplies - 1.1%
ABM Industries, Inc. (b)	358,373	17,879,229
ACCO Brands Corp.	459,214	4,183,440
Acme United Corp.	17,168	717,451
ADT, Inc. (b)	804,416	8,317,661
Amrep Corp. (a)	2,694	38,309
Aqua Metals, Inc. (a)(b)	346,322	980,091
ARC Document Solutions, Inc.	173,429	372,872
Avalon Holdings Corp. Class A (a)(b)	10,366	44,366
BioHiTech Global, Inc. (a)(b)	91,923	125,935
Brady Corp. Class A	257,677	14,746,855
BrightView Holdings, Inc. (a)(b)	169,685	2,944,035
Casella Waste Systems, Inc. Class A (a)	256,482	17,294,581
CECO Environmental Corp. (a)	170,545	1,301,258
Charah Solutions, Inc. (a)(b)	48,875	304,491
Cimpress PLC (a)	104,417	10,369,652
Clean Harbors, Inc. (a)	267,404	24,895,312
CompX International, Inc. Class A	1,956	43,384
CoreCivic, Inc. (a)	633,401	4,959,530
Covanta Holding Corp. (b)	631,792	9,356,840
Deluxe Corp. (b)	223,115	10,165,119
Document Security Systems, Inc. (a)	138,958	397,420
Driven Brands Holdings, Inc. (b)	170,880	5,061,466
Ennis, Inc.	139,309	2,919,917
Fuel Tech, Inc. (a)(b)	101,005	211,100
Harsco Corp. (a)	420,069	9,417,947
Healthcare Services Group, Inc. (b)	398,802	11,960,072
Heritage-Crystal Clean, Inc. (a)(b)	82,508	2,541,246
Herman Miller, Inc. (b)	311,317	14,880,953
HNI Corp. (b)	226,075	10,313,542
IAA Spinco, Inc. (a)	710,466	40,475,248
Interface, Inc. (b)	310,562	5,074,583
JanOne, Inc. (a)(b)	13,288	91,554
KAR Auction Services, Inc. (a)	686,897	12,322,932
Kimball International, Inc. Class B	193,205	2,573,491
Knoll, Inc.	241,716	6,284,616
Matthews International Corp. Class A	169,203	6,610,761
Montrose Environmental Group, Inc. (a)(b)	73,720	3,696,321
MSA Safety, Inc. (b)	194,148	32,628,513
NL Industries, Inc.	22,130	160,221
Odyssey Marine Exploration, Inc. (a)(b)	34,805	229,713
Performant Financial Corp. (a)(b)	204,433	654,186
Perma-Fix Environmental Services, Inc. (a)	23,883	173,152
PICO Holdings, Inc. (a)(b)	107,712	1,130,976
Pitney Bowes, Inc. (b)	928,357	7,779,632
Quad/Graphics, Inc. (a)(b)	162,420	537,610
Quest Resource Holding Corp. (a)	35,687	160,948
R.R. Donnelley & Sons Co. (a)	376,353	2,412,423
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
SP Plus Corp. (a)	121,818	3,982,230
Steelcase, Inc. Class A	467,771	6,768,646
Stericycle, Inc. (a)	484,411	38,055,328
Team, Inc. (a)(b)	157,725	1,340,663
Tetra Tech, Inc.	285,373	34,093,512
The Brink's Co.	263,322	19,857,112
TOMI Environmental Solutions, Inc. (a)(b)	31,140	81,587
U.S. Ecology, Inc. (a)	166,882	6,613,534
UniFirst Corp.	82,071	18,193,499
Viad Corp. (a)	108,422	4,785,747
Virco Manufacturing Co. (a)	17,193	53,470
VSE Corp.	55,562	2,643,084
Wilhelmina International, Inc. (a)	28,508	153,658
		446,363,465
Construction & Engineering - 0.8%
AECOM (a)	778,958	50,640,060
Ameresco, Inc. Class A (a)(b)	114,178	6,138,209
API Group Corp. (a)(d)	806,680	17,061,282
Arcosa, Inc.	255,499	16,224,187
Argan, Inc.	77,160	3,788,556
Comfort Systems U.S.A., Inc.	191,537	15,878,417
Concrete Pumping Holdings, Inc. (a)	88,817	712,312
Construction Partners, Inc. Class A (a)	184,916	5,956,144
Dycom Industries, Inc. (a)(b)	162,421	12,168,581
EMCOR Group, Inc.	288,998	36,445,538
Fluor Corp. (a)(b)	664,055	12,285,018
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Granite Construction, Inc. (b)	244,458	9,866,325
Great Lakes Dredge & Dock Corp. (a)	358,007	5,230,482
HC2 Holdings, Inc. (a)(b)	319,478	1,277,912
IES Holdings, Inc. (a)	111,719	5,927,810
Infrastructure and Energy Alternatives, Inc. (a)(b)	48,525	561,920
iSun, Inc. (a)(b)	20,954	184,395
Limbach Holdings, Inc. (a)	39,718	376,129
MasTec, Inc. (a)(b)	297,350	34,590,726
Matrix Service Co. (a)	141,797	1,545,587
MYR Group, Inc. (a)	91,633	7,975,736
Northwest Pipe Co. (a)	53,569	1,695,995
NV5 Global, Inc. (a)	59,898	5,470,484
Orbital Energy Group, Inc. (a)(b)	142,572	506,131
Orion Group Holdings, Inc. (a)	157,272	940,487
Primoris Services Corp.	269,790	8,576,624
SG Blocks, Inc. (a)(b)	45,746	162,398
Sterling Construction Co., Inc. (a)	155,507	3,498,908
Tutor Perini Corp. (a)	224,920	3,481,762
Valmont Industries, Inc.	111,791	27,724,168
Willscot Mobile Mini Holdings (a)	973,895	28,242,955
		325,165,175
Electrical Equipment - 1.3%
Acuity Brands, Inc. (b)	190,547	35,394,105
Advent Technologies Holdings, Inc. Class A (a)(b)	183,811	1,937,368
Allied Motion Technologies, Inc.	63,632	2,252,573
American Superconductor Corp. (a)	129,176	1,933,765
Array Technologies, Inc.	575,415	9,379,265
Atkore, Inc. (a)	246,871	19,058,441
Ault Global Holdings, Inc. (a)(b)	104,899	283,227
AZZ, Inc.	133,305	7,130,484
Babcock & Wilcox Enterprises, Inc. (a)	342,079	2,948,721
Beam Global (a)(b)	32,352	944,355
Bloom Energy Corp. Class A (a)(b)	640,749	15,486,903
Broadwind, Inc. (a)(b)	72,202	340,793
Capstone Turbine Corp. (a)(b)	38,894	281,593
Encore Wire Corp.	109,732	9,019,970
Energous Corp. (a)(b)	255,819	698,386
Energy Focus, Inc. (a)(b)	15,648	64,783
EnerSys	225,088	21,212,293
Eos Energy Enterprises, Inc. (a)(b)	178,258	3,615,072
Espey Manufacturing & Electronics Corp.	5,259	77,370
Flux Power Holdings, Inc. (b)	53,845	562,142
FuelCell Energy, Inc. (a)(b)	1,708,287	16,775,378
GrafTech International Ltd.	845,212	11,224,415
Hubbell, Inc. Class B	286,147	54,551,064
Ideal Power, Inc. (a)(b)	22,942	260,851
LSI Industries, Inc. (b)	140,195	1,303,814
nVent Electric PLC	887,214	28,869,944
Ocean Power Technologies, Inc. (a)(b)	155,642	371,984
Orion Energy Systems, Inc. (a)(b)	137,015	878,266
Pioneer Power Solutions, Inc.	18,727	74,533
Plug Power, Inc. (a)	2,657,147	81,574,413
Polar Power, Inc. (a)(b)	26,936	260,202
Powell Industries, Inc.	48,355	1,661,478
Preformed Line Products Co.	13,401	997,302
Regal Beloit Corp.	211,657	30,103,975
Romeo Power, Inc. (a)(b)	456,236	3,868,881
Sensata Technologies, Inc. PLC (a)	830,800	49,374,444
Shoals Technologies Group, Inc.	416,766	11,502,742
Sunrun, Inc. (a)	847,169	37,885,398
Sunworks, Inc. (a)	132,095	1,143,943
Thermon Group Holdings, Inc. (a)	177,638	3,096,230
TPI Composites, Inc. (a)(b)	170,604	8,240,173
Ultralife Corp. (a)(b)	79,310	724,100
Vertiv Holdings Co.	1,301,516	32,303,627
Vicor Corp. (a)	113,224	10,199,218
		519,867,984
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	281,839	54,203,276
Raven Industries, Inc.	185,539	8,187,836
		62,391,112
Machinery - 3.1%
AGCO Corp.	325,820	45,083,713
AgEagle Aerial Systems, Inc. (a)(b)	267,746	1,330,698
Agrify Corp. (b)	60,636	568,159
Alamo Group, Inc. (b)	52,660	8,119,119
Albany International Corp. Class A	164,836	14,728,097
Allison Transmission Holdings, Inc.	583,678	24,695,416
Altra Industrial Motion Corp.	324,794	21,335,718
Art's-Way Manufacturing Co., Inc. (a)	31,860	104,819
Astec Industries, Inc.	118,220	8,101,617
Barnes Group, Inc.	245,396	13,109,054
Blue Bird Corp. (a)	77,694	2,032,475
Chart Industries, Inc. (a)(b)	186,537	27,223,210
Chicago Rivet & Machine Co.	758	19,882
CIRCOR International, Inc. (a)	105,963	3,987,388
Colfax Corp. (a)(b)	608,724	26,905,601
Columbus McKinnon Corp. (NY Shares)	146,188	7,411,732
Commercial Vehicle Group, Inc. (a)	171,921	1,982,249
Crane Co.	260,294	24,855,474
Desktop Metal, Inc. (a)(b)	609,665	8,053,675
Donaldson Co., Inc.	664,749	40,941,891
Douglas Dynamics, Inc.	120,222	5,271,735
Eastern Co. (b)	28,023	893,373
Energy Recovery, Inc. (a)(b)	215,916	4,104,563
Enerpac Tool Group Corp. Class A	314,487	8,616,944
EnPro Industries, Inc.	110,697	10,183,017
ESCO Technologies, Inc.	139,384	13,191,302
Evoqua Water Technologies Corp. (a)	634,469	19,744,675
ExOne Co. (a)(b)	76,536	1,631,748
Federal Signal Corp.	323,058	13,723,504
Flowserve Corp.	677,773	28,730,797
Franklin Electric Co., Inc.	203,664	17,085,373
FreightCar America, Inc. (a)(b)	62,149	380,973
Gates Industrial Corp. PLC (a)	353,212	6,414,330
Gencor Industries, Inc. (a)(b)	31,847	399,998
Gorman-Rupp Co.	101,860	3,664,923
Graco, Inc.	884,769	66,994,709
Graham Corp.	41,909	615,643
Helios Technologies, Inc.	165,689	11,772,203
Hillenbrand, Inc.	397,990	18,148,344
Hurco Companies, Inc.	30,792	1,058,937
Hydrofarm Holdings Group, Inc. (b)	71,970	4,483,011
Hyliion Holdings Corp. Class A (a)(b)	518,302	5,447,354
Hyster-Yale Materials Handling Class A	51,423	3,887,065
ITT, Inc.	449,866	42,242,417
John Bean Technologies Corp. (b)	168,576	24,280,001
Kadant, Inc. (b)	61,911	10,402,286
Kennametal, Inc.	434,582	16,301,171
L.B. Foster Co. Class A (a)	57,848	1,040,686
Lincoln Electric Holdings, Inc.	311,776	40,088,158
Lindsay Corp.	58,140	9,571,588
LiqTech International, Inc. (a)(b)	85,306	631,264
Lydall, Inc. (a)	89,484	3,255,428
Manitex International, Inc. (a)	80,512	582,102
Manitowoc Co., Inc. (a)	184,122	4,754,030
Mayville Engineering Co., Inc. (a)	102,645	1,995,419
Meritor, Inc. (a)	386,760	10,055,760
Middleby Corp. (a)	293,238	48,173,139
Miller Industries, Inc. (b)	60,703	2,540,421
Mueller Industries, Inc.	304,332	14,130,135
Mueller Water Products, Inc. Class A	846,421	12,247,712
Navistar International Corp. (a)	257,293	11,380,069
Nikola Corp. (a)(b)	746,400	11,166,144
NN, Inc. (a)(b)	230,183	1,728,674
Nordson Corp.	284,231	63,011,170
Omega Flex, Inc. (b)	15,810	2,324,861
Oshkosh Corp.	357,239	46,955,494
P&F Industries, Inc. Class A (a)(b)	18,005	114,332
Park-Ohio Holdings Corp.	44,287	1,633,747
Perma-Pipe International Holdings, Inc. (a)	13,179	87,904
Proto Labs, Inc. (a)(b)	146,659	13,109,848
RBC Bearings, Inc. (a)(b)	133,482	26,134,441
REV Group, Inc.	141,749	2,653,541
Rexnord Corp.	626,127	31,287,566
SPX Corp. (a)	241,359	15,116,314
SPX Flow, Inc.	228,747	15,698,907
Standex International Corp.	65,704	6,546,747
Taylor Devices, Inc. (a)(b)	3,749	44,651
Tennant Co.	97,867	8,097,516
Terex Corp.	365,887	19,161,502
The Greenbrier Companies, Inc. (b)	171,980	7,637,632
The L.S. Starrett Co. Class A (a)	20,155	184,620
The Shyft Group, Inc. (b)	169,746	6,616,699
Timken Co.	355,948	31,483,601
Titan International, Inc. (a)	266,645	2,477,132
Toro Co.	564,639	62,725,747
TriMas Corp. (a)	229,325	7,434,717
Trinity Industries, Inc. (b)	436,153	12,116,330
Twin Disc, Inc. (a)	40,233	554,411
Urban-Gro, Inc. (a)(b)	38,507	383,145
Wabash National Corp. (b)	270,195	4,309,610
Watts Water Technologies, Inc. Class A (b)	145,132	19,723,439
Welbilt, Inc. (a)	683,072	16,878,709
Woodward, Inc.	309,223	39,326,981
		1,257,432,426
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	66,676	3,155,775
Genco Shipping & Trading Ltd.	169,975	2,685,605
Kirby Corp. (a)	318,960	20,837,657
Matson, Inc.	229,647	14,846,679
Pangaea Logistics Solutions Ltd.	71,968	291,470
		41,817,186
Professional Services - 2.0%
Acacia Research Corp. (a)	259,630	1,389,021
ASGN, Inc. (a)	279,568	28,820,665
Atlas Technical Consultants, Inc. (a)	32,148	355,557
Barrett Business Services, Inc.	40,821	3,039,940
BGSF, Inc. (b)	45,112	535,479
Booz Allen Hamilton Holding Corp. Class A	723,433	61,441,165
CACI International, Inc. Class A (a)	132,345	33,742,681
CBIZ, Inc. (a)	284,288	9,441,204
Clarivate Analytics PLC (a)	1,384,869	41,601,465
CoreLogic, Inc.	383,358	30,476,961
CoStar Group, Inc. (a)	207,727	177,398,858
CRA International, Inc.	40,616	3,324,826
DLH Holdings Corp. (a)	3,557	40,479
Dun & Bradstreet Holdings, Inc. (a)(b)	729,675	15,666,122
Exponent, Inc.	274,617	25,053,309
Forrester Research, Inc. (a)	58,849	2,525,211
Franklin Covey Co. (a)(b)	49,883	1,546,373
FTI Consulting, Inc. (a)	181,039	24,901,914
Gee Group, Inc. (a)(b)	38,575	21,409
GP Strategies Corp. (a)	73,891	1,307,132
Heidrick & Struggles International, Inc.	102,073	4,393,222
Hill International, Inc. (a)(b)	191,520	492,206
Hirequest, Inc. (b)	21,007	374,135
Hudson Global, Inc. (a)	7,326	137,875
Huron Consulting Group, Inc. (a)	120,720	6,604,591
ICF International, Inc.	90,100	7,919,790
Insperity, Inc.	187,616	17,296,319
KBR, Inc.	742,801	30,261,713
Kelly Services, Inc. Class A (non-vtg.) (a)	176,997	4,543,513
Kforce, Inc.	101,970	6,394,539
Korn Ferry	287,831	18,827,026
Lightbridge Corp. (a)(b)	32,627	181,080
Manpower, Inc.	289,364	35,010,150
ManTech International Corp. Class A (b)	144,883	12,606,270
Mastech Digital, Inc. (a)	13,818	217,772
MISTRAS Group, Inc. (a)	91,008	947,393
RCM Technologies, Inc. (a)(b)	43,826	166,539
Red Violet, Inc. (a)(b)	37,522	824,734
Rekor Systems, Inc. (a)(b)	175,217	1,969,439
Resources Connection, Inc.	164,034	2,391,616
Science Applications International Corp. (b)	305,292	27,433,539
ShiftPixy, Inc. (a)(b)	48,628	124,974
Staffing 360 Solutions, Inc. (a)(b)	128,696	73,498
TransUnion Holding Co., Inc.	1,003,428	107,366,796
TriNet Group, Inc. (a)	210,742	15,877,302
TrueBlue, Inc. (a)	186,915	5,071,004
Upwork, Inc. (a)	483,990	22,781,409
Volt Information Sciences, Inc. (a)	66,165	240,841
Willdan Group, Inc. (a)(b)	59,725	2,171,601
		795,330,657
Road & Rail - 1.7%
AMERCO	47,887	27,536,940
ArcBest Corp.	135,265	10,529,028
Avis Budget Group, Inc. (a)	273,385	24,008,671
Covenant Transport Group, Inc. Class A (a)	60,101	1,352,874
Daseke, Inc. (a)	327,127	2,368,399
Heartland Express, Inc. (b)	259,170	4,703,936
HyreCar, Inc. (a)(b)	92,509	1,518,073
Knight-Swift Transportation Holdings, Inc. Class A	648,251	30,941,020
Landstar System, Inc.	200,386	34,165,813
Lyft, Inc. (a)	1,354,794	77,345,189
Marten Transport Ltd.	323,086	5,511,847
P.A.M. Transportation Services, Inc. (a)	11,803	685,046
Patriot Transportation Holding, Inc.	5,715	63,494
Ryder System, Inc.	279,603	22,868,729
Saia, Inc. (a)	138,611	31,902,708
Schneider National, Inc. Class B	194,166	4,755,125
U.S. Xpress Enterprises, Inc. (a)(b)	96,378	1,083,289
U.S.A. Truck, Inc. (a)	35,507	546,808
Uber Technologies, Inc. (a)	7,739,221	393,384,603
Universal Logistics Holdings, Inc.	41,673	1,041,825
Werner Enterprises, Inc.	302,444	14,514,288
Yellow Corp.(a)(b)	244,282	1,553,634
		692,381,339
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	568,069	26,733,327
Alta Equipment Group, Inc. (a)	115,784	1,697,393
Applied Industrial Technologies, Inc.	206,067	20,186,323
Beacon Roofing Supply, Inc. (a)	289,865	16,417,954
BlueLinx Corp. (a)	49,236	2,481,494
Boise Cascade Co.	208,249	13,742,352
CAI International, Inc.	86,545	3,714,511
Custom Truck One Source, Inc. Class A (a)(b)	84,427	895,770
DXP Enterprises, Inc. (a)	86,227	2,663,552
EVI Industries, Inc. (a)(b)	29,054	873,654
GATX Corp. (b)	185,263	18,278,048
GMS, Inc. (a)	228,907	10,481,652
H&E Equipment Services, Inc.	165,709	6,197,517
Herc Holdings, Inc. (a)(b)	128,427	14,771,674
Houston Wire & Cable Co. (a)	96,344	509,660
Hudson Technologies, Inc. (a)	183,874	518,525
Huttig Building Products, Inc. (a)(b)	106,269	662,056
India Globalization Capital, Inc. (a)(b)	172,304	244,672
Lawson Products, Inc. (a)	45,824	2,772,352
McGrath RentCorp.	130,581	11,194,709
MRC Global, Inc. (a)	303,754	3,262,318
MSC Industrial Direct Co., Inc. Class A	244,479	23,078,818
NOW, Inc. (a)	579,357	6,065,868
Rush Enterprises, Inc. Class A	262,272	12,536,602
SiteOne Landscape Supply, Inc. (a)	234,366	40,320,327
Systemax, Inc. (b)	83,107	2,852,232
Titan Machinery, Inc. (a)	104,298	3,199,863
Transcat, Inc. (a)(b)	40,113	2,119,571
Triton International Ltd.	347,638	18,859,362
Univar, Inc. (a)	896,296	24,280,659
Veritiv Corp. (a)	66,871	4,107,217
Watsco, Inc.	172,310	50,211,134
WESCO International, Inc. (a)	233,435	24,877,168
Willis Lease Finance Corp. (a)	20,314	900,926
		371,709,260
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	377,976	13,183,803

TOTAL INDUSTRIALS		5,645,757,560

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 0.7%
ADTRAN, Inc.	255,525	5,061,950
Applied Optoelectronics, Inc. (a)(b)	124,810	1,027,186
Aviat Networks, Inc. (a)	51,852	1,916,450
BK Technologies Corp.	68,107	266,298
CalAmp Corp. (a)	184,994	2,565,867
Calix Networks, Inc. (a)	281,256	12,462,453
Cambium Networks Corp. (a)(b)	28,352	1,636,194
Casa Systems, Inc. (a)(b)	179,822	1,560,855
Ciena Corp. (a)	817,889	43,241,791
Clearfield, Inc. (a)(b)	60,046	2,270,940
ClearOne, Inc. (a)(b)	68,406	163,490
CommScope Holding Co., Inc. (a)	1,062,638	21,582,178
Communications Systems, Inc. (b)	39,761	265,206
COMSovereign Holding Corp. (b)	196,693	460,262
Comtech Telecommunications Corp.	136,672	3,456,435
Digi International, Inc. (a)	177,040	3,356,678
DZS, Inc. (a)	74,399	1,231,303
EchoStar Holding Corp. Class A (a)(b)	265,109	7,022,737
EMCORE Corp. (a)	162,219	1,573,524
Extreme Networks, Inc. (a)	640,154	7,323,362
Genasys, Inc. (a)(b)	177,830	969,174
Harmonic, Inc. (a)	537,200	3,744,284
Infinera Corp. (a)(b)	1,052,925	10,108,080
Inseego Corp. (a)(b)	341,384	2,935,902
KVH Industries, Inc. (a)	76,693	1,095,943
Lantronix, Inc. (a)(b)	82,565	459,061
Lumentum Holdings, Inc. (a)	400,772	32,610,818
NETGEAR, Inc. (a)	161,348	6,273,210
NetScout Systems, Inc. (a)	390,134	11,469,940
Network-1 Security Solutions, Inc.	44,887	149,923
Ondas Holdings, Inc. (b)	90,965	809,589
Optical Cable Corp. (a)	11,253	37,360
PC-Tel, Inc.	84,418	556,315
Plantronics, Inc. (a)	197,484	6,477,475
Resonant, Inc. (a)(b)	223,737	729,383
Ribbon Communications, Inc. (a)	627,232	4,666,606
Tessco Technologies, Inc. (a)	29,976	223,021
Ubiquiti, Inc. (b)	40,004	12,062,006
ViaSat, Inc. (a)(b)	356,089	18,936,813
Viavi Solutions, Inc. (a)	1,208,327	21,181,972
Vislink Technologies, Inc. (a)(b)	236,463	560,417
		254,502,451
Electronic Equipment & Components - 1.8%
908 Devices, Inc. (b)	34,946	1,472,275
ADDvantage Technologies Group, Inc. (a)(b)	11,707	30,204
Airgain, Inc. (a)(b)	52,010	1,032,399
Akoustis Technologies, Inc. (a)(b)	212,644	2,037,130
Arlo Technologies, Inc. (a)	419,319	2,813,630
Arrow Electronics, Inc. (a)	390,448	46,982,608
Avnet, Inc.	521,996	22,999,144
Badger Meter, Inc. (b)	154,108	14,728,102
Bel Fuse, Inc. Class B (non-vtg.)	60,881	1,003,319
Belden, Inc.	235,133	11,897,730
Benchmark Electronics, Inc.	202,685	6,273,101
Cemtrex, Inc. (a)(b)	101,564	143,205
ClearSign Combustion Corp. (a)(b)	155,032	762,757
Coda Octopus Group, Inc. (a)(b)	22,486	192,705
Cognex Corp.	924,577	73,402,168
Coherent, Inc. (a)	129,392	33,979,633
CPS Technologies Corp. (a)(b)	41,373	263,960
CTS Corp.	172,970	6,616,103
Daktronics, Inc. (a)	197,468	1,334,884
Data I/O Corp. (a)	25,384	148,750
Digital Ally, Inc. (a)(b)	161,263	280,598
Dolby Laboratories, Inc. Class A	344,963	33,647,691
Electro-Sensors, Inc. (a)	12,636	57,620
eMagin Corp. (a)(b)	303,591	1,235,615
ePlus, Inc. (a)	71,491	6,760,904
Fabrinet (a)	197,335	17,698,976
FARO Technologies, Inc. (a)	95,134	7,196,887
Frequency Electronics, Inc. (a)	18,714	186,391
Identiv, Inc. (a)	97,209	1,514,516
IEC Electronics Corp. (a)(b)	54,502	610,422
II-VI, Inc. (a)(b)	554,282	37,341,978
Image Sensing Systems, Inc.	31,401	250,266
Insight Enterprises, Inc. (a)	185,149	19,344,368
Intellicheck, Inc. (a)(b)	89,365	670,238
Iteris, Inc. (a)	204,498	1,507,150
Itron, Inc. (a)	231,967	22,118,053
Jabil, Inc.	711,840	40,183,368
KEY Tronic Corp. (a)	29,370	200,597
Kimball Electronics, Inc. (a)	133,746	2,993,235
Knowles Corp. (a)(b)	493,949	10,145,712
LGL Group, Inc. (a)(b)	6,067	67,648
LGL Group, Inc. warrants 11/16/25 (a)	6,067	3,155
LightPath Technologies, Inc. Class A (a)(b)	111,997	266,553
Littelfuse, Inc.	128,940	33,684,286
Luna Innovations, Inc. (a)	158,288	1,606,623
Methode Electronics, Inc. Class A	201,955	9,770,583
MicroVision, Inc. (a)(b)	775,386	12,096,022
MICT, Inc. (a)(b)	538,903	1,137,085
Napco Security Technolgies, Inc. (a)(b)	62,391	2,030,203
National Instruments Corp.	698,513	28,499,330
Neonode, Inc. (a)(b)	24,753	159,409
nLIGHT, Inc. (a)	196,737	5,768,329
Novanta, Inc. (a)	187,741	26,090,367
OSI Systems, Inc. (a)	88,475	8,525,451
Par Technology Corp.(a)(b)	104,331	6,986,004
PC Connection, Inc.	58,991	2,878,171
Plexus Corp. (a)	156,103	15,424,537
Powerfleet, Inc. (a)(b)	185,363	1,249,347
Research Frontiers, Inc. (a)(b)	113,120	269,226
RF Industries Ltd. (a)	34,355	261,098
Richardson Electronics Ltd.	51,617	441,325
Rogers Corp. (a)	99,986	18,732,377
Sanmina Corp. (a)	342,333	14,415,643
ScanSource, Inc. (a)	135,174	4,126,862
Sigmatron International, Inc. (a)	11,250	55,238
SYNNEX Corp.	216,435	27,400,671
Taitron Components, Inc. Class A (sub. vtg.)	12,619	71,550
TTM Technologies, Inc. (a)(b)	514,282	7,791,372
Universal Security Instruments, Inc. (a)(b)	23,722	144,941
Velodyne Lidar, Inc. (a)(b)	231,934	2,238,163
VerifyMe, Inc. (a)(b)	27,278	95,200
Vishay Intertechnology, Inc. (b)	698,511	16,813,160
Vishay Precision Group, Inc. (a)	67,660	2,205,716
Vontier Corp.	888,559	31,170,650
Wayside Technology Group, Inc.	13,193	380,618
Wireless Telecom Group, Inc. (a)(b)	34,803	58,817
Wrap Technologies, Inc. (a)(b)	118,796	1,064,412
		716,038,534
IT Services - 4.5%
Affirm Holdings, Inc. (b)	170,676	10,378,808
ALJ Regional Holdings, Inc. (a)(b)	9,675	14,416
Alliance Data Systems Corp.	262,992	31,835,182
American Virtual Cloud Technologies, Inc. (a)(b)	18,978	115,007
BigCommerce Holdings, Inc. (a)(b)	61,902	3,366,850
Black Knight, Inc. (a)	825,168	60,559,080
BM Technologies, Inc.	21,807	252,198
BM Technologies, Inc. (a)(b)	62,830	807,366
Brightcove, Inc. (a)(b)	214,007	3,103,102
Cantaloupe, Inc. (a)	290,798	3,550,644
Cardtronics PLC (a)	188,606	7,342,432
Cass Information Systems, Inc.	64,513	2,943,728
Computer Task Group, Inc. (a)	73,342	745,888
Concentrix Corp. (a)	218,907	33,431,477
Conduent, Inc. (a)	851,368	6,453,369
Crexendo, Inc. (a)(b)	7,104	38,930
CSG Systems International, Inc. (b)	170,988	7,530,312
CSP, Inc. (a)	3,689	38,181
EPAM Systems, Inc. (a)	296,579	141,646,130
Euronet Worldwide, Inc. (a)	278,032	41,604,708
EVERTEC, Inc. (b)	321,134	13,978,963
EVO Payments, Inc. Class A (a)	247,097	7,076,858
Exela Technologies, Inc. (a)(b)	149,163	231,203
ExlService Holdings, Inc. (a)	179,317	18,286,748
Fastly, Inc. Class A (a)(b)	452,486	21,352,814
Genpact Ltd.	919,064	42,037,987
GoDaddy, Inc. (a)	890,398	72,086,622
GreenSky, Inc. Class A (a)	275,740	1,615,836
Grid Dynamics Holdings, Inc. (a)(b)	129,563	1,991,383
GTT Communications, Inc. (a)(b)	163,736	243,967
Hackett Group, Inc.	144,363	2,571,105
i3 Verticals, Inc. Class A (a)(b)	115,708	3,595,048
Information Services Group, Inc. (b)	171,717	1,006,262
Innodata, Inc. (a)(b)	103,838	650,026
Inpixon (a)(b)	232,204	246,136
International Money Express, Inc. (a)	146,152	2,231,741
Limelight Networks, Inc. (a)(b)	659,377	2,044,069
Liveramp Holdings, Inc. (a)	355,114	17,840,927
Marathon Digital Holdings, Inc. (a)(b)	462,667	11,460,262
Maximus, Inc.	323,478	29,976,706
MoneyGram International, Inc. (a)(b)	334,440	3,277,512
MongoDB, Inc. Class A (a)	274,359	80,096,366
Okta, Inc. (a)	650,464	144,689,212
Paya Holdings, Inc. (a)(b)	277,385	2,751,659
Paysign, Inc. (a)(b)	159,151	526,790
Perficient, Inc. (a)	174,579	12,498,111
PFSweb, Inc. (a)(b)	78,393	590,299
Priority Technology Holdings, Inc. (a)(b)	33,637	260,687
Rackspace Technology, Inc. (a)(b)	185,817	3,749,787
Repay Holdings Corp. (a)	395,548	8,982,895
Research Solutions, Inc. (a)	27,415	65,522
Sabre Corp. (a)(b)	1,681,818	23,293,179
ServiceSource International, Inc. (a)	351,418	435,758
Shift4 Payments, Inc. (b)	189,752	17,701,964
Snowflake Computing, Inc.	314,486	74,857,103
Square, Inc. (a)	2,054,602	457,189,960
StarTek, Inc. (a)	57,016	360,911
Steel Connect, Inc. (a)(b)	124,462	248,924
Switch, Inc. Class A (b)	461,288	8,704,505
Sykes Enterprises, Inc. (a)	214,222	8,980,186
Ttec Holdings, Inc.	97,423	10,561,627
Tucows, Inc. (a)(b)	51,587	4,028,945
Twilio, Inc. Class A (a)	843,625	283,458,000
Unisys Corp. (a)	335,391	8,622,903
Usio, Inc. (a)	83,753	488,280
Verra Mobility Corp. (a)(b)	731,691	10,426,597
WEX, Inc. (a)	233,352	45,715,990
WidePoint Corp. (a)(b)	39,948	269,649
		1,819,115,792
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (a)	53,722	4,081,798
Advanced Energy Industries, Inc.	203,074	20,715,579
AEHR Test Systems (a)(b)	112,631	253,420
Allegro MicroSystems LLC (a)	219,691	5,758,101
Alpha & Omega Semiconductor Ltd. (a)	108,527	3,495,655
Ambarella, Inc. (a)	182,706	18,340,028
Amkor Technology, Inc.	568,315	11,991,447
Amtech Systems, Inc. (a)	63,833	666,417
Atomera, Inc. (a)(b)	102,198	1,793,575
Axcelis Technologies, Inc. (a)	173,997	7,210,436
AXT, Inc. (a)	220,044	2,240,048
Brooks Automation, Inc. (b)	393,250	40,146,893
CEVA, Inc. (a)	119,177	5,347,472
Cirrus Logic, Inc. (a)	306,819	23,953,359
CMC Materials, Inc. (b)	154,607	23,860,498
Cohu, Inc. (a)	251,972	9,378,398
Cree, Inc. (a)(b)	609,732	60,979,297
CVD Equipment Corp. (a)	12,659	53,294
CyberOptics Corp. (a)(b)	37,934	1,130,433
Diodes, Inc. (a)	218,808	16,557,201
DSP Group, Inc. (a)	117,118	1,841,095
Entegris, Inc.	712,990	81,601,706
Everspin Technologies, Inc. (a)(b)	65,050	400,058
First Solar, Inc. (a)	448,646	34,146,447
FormFactor, Inc. (a)	411,815	14,516,479
GSI Technology, Inc. (a)(b)	75,598	472,488
Ichor Holdings Ltd. (a)	146,910	8,265,157
Impinj, Inc. (a)(b)	113,367	5,900,752
Intest Corp. (a)	49,908	702,705
Kopin Corp. (a)	362,134	2,933,285
Kulicke & Soffa Industries, Inc.	329,198	17,085,376
Lattice Semiconductor Corp. (a)	721,817	38,306,828
MACOM Technology Solutions Holdings, Inc. (a)	244,503	14,474,578
Marvell Technology, Inc.	4,181,554	201,969,058
MaxLinear, Inc. Class A (a)(b)	362,763	13,792,249
MKS Instruments, Inc.	289,568	54,505,385
MoSys, Inc. (a)(b)	31,666	166,563
NeoPhotonics Corp. (a)(b)	267,621	2,732,410
NVE Corp. (b)	25,110	1,754,185
ON Semiconductor Corp. (a)	2,168,503	86,826,860
Onto Innovation, Inc. (a)	257,342	18,469,435
PDF Solutions, Inc. (a)	153,883	2,683,720
Photronics, Inc. (a)(b)	337,493	4,569,655
Pixelworks, Inc. (a)(b)	224,279	782,734
Power Integrations, Inc.	316,399	26,004,834
QuickLogic Corp. (a)(b)	59,120	365,953
Rambus, Inc. (a)	602,401	11,782,964
Rubicon Technology, Inc. (a)	8,459	83,237
Semtech Corp. (a)	342,046	21,548,898
Silicon Laboratories, Inc. (a)	231,166	31,568,029
SiTime Corp. (a)	67,411	6,628,524
SMART Global Holdings, Inc. (a)(b)	76,075	3,605,955
SolarEdge Technologies, Inc. (a)	272,710	70,361,907
Summit Wireless Technologies, Inc. (a)	37,380	156,996
SunPower Corp. (a)(b)	420,406	9,833,296
Synaptics, Inc. (a)(b)	182,059	22,999,513
Ultra Clean Holdings, Inc. (a)	229,072	12,903,626
Universal Display Corp.	226,501	48,892,506
Veeco Instruments, Inc. (a)(b)	262,722	6,258,038
		1,139,846,833
Software - 10.6%
2U, Inc. (a)(b)	393,906	14,346,057
8x8, Inc. (a)(b)	559,501	13,176,249
A10 Networks, Inc. (a)	314,067	3,055,872
ACI Worldwide, Inc. (a)	619,748	23,711,558
Agilysys, Inc. (a)	107,312	5,450,376
Alarm.com Holdings, Inc. (a)(b)	238,183	19,502,424
Altair Engineering, Inc. Class A (a)(b)	237,290	15,986,227
Alteryx, Inc. Class A (a)(b)	310,906	24,179,160
American Software, Inc. Class A	159,916	3,217,510
Anaplan, Inc. (a)	749,770	38,620,653
AppFolio, Inc. (a)(b)	93,007	12,545,714
Appian Corp. Class A (a)(b)	206,699	18,702,126
Asana, Inc. (a)(b)	85,406	3,141,233
Aspen Technology, Inc. (a)(b)	357,304	48,761,277
Asure Software, Inc. (a)(b)	79,214	669,358
AudioEye, Inc. (a)(b)	27,021	495,565
Avalara, Inc. (a)	448,553	59,285,250
Avaya Holdings Corp. (a)	391,982	11,242,044
Aware, Inc. (a)	24,042	91,360
Benefitfocus, Inc. (a)	151,166	2,235,745
Bill.Com Holdings, Inc. (a)	326,890	48,680,459
Bio-Key International, Inc. (a)(b)	42,468	171,146
Blackbaud, Inc. (a)(b)	255,536	18,063,840
BlackLine, Inc. (a)	268,761	27,943,081
Bottomline Technologies, Inc. (a)	201,656	7,537,901
Box, Inc. Class A (a)	763,616	17,799,889
Bridgeline Digital, Inc. (a)(b)	24,084	60,451
BSQUARE Corp. (a)	60,196	133,635
BTRS Holdings, Inc. (a)(b)	321,070	4,591,301
C3.Ai, Inc. (b)	87,203	5,381,297
CDK Global, Inc.	638,171	33,401,870
Cerence, Inc. (a)(b)	199,888	19,015,345
Ceridian HCM Holding, Inc. (a)(b)	688,517	61,594,731
ChannelAdvisor Corp. (a)(b)	154,570	3,667,946
Cleanspark, Inc. (a)(b)	167,766	2,811,758
Cloudera, Inc. (a)(b)	1,128,140	14,507,880
Cloudflare, Inc. (a)(b)	992,685	81,459,731
CommVault Systems, Inc. (a)	245,229	18,679,093
Cornerstone OnDemand, Inc. (a)	319,687	14,056,637
Coupa Software, Inc. (a)	381,278	90,820,420
Crowdstrike Holdings, Inc. (a)	995,525	221,155,879
Datadog, Inc. Class A (a)	1,094,443	99,649,035
Datto Holding Corp. (b)	124,451	3,352,710
Digimarc Corp. (a)(b)	73,007	2,538,453
Digital Turbine, Inc. (a)	397,537	26,305,023
DocuSign, Inc. (a)	985,571	198,710,825
Domo, Inc. Class B (a)	141,350	9,399,775
Dropbox, Inc. Class A (a)	1,563,546	42,762,983
Duck Creek Technologies, Inc. (a)(b)	176,383	6,933,616
Duos Technologies Group, Inc. (a)	2,422	23,615
Dynatrace, Inc. (a)	970,397	50,208,341
E2open Parent Holdings, Inc. (a)(b)	662,423	8,439,269
Ebix, Inc. (b)	123,597	3,386,558
eGain Communications Corp. (a)	108,292	1,087,252
Elastic NV (a)	333,086	39,374,096
Envestnet, Inc. (a)	286,363	20,609,545
Everbridge, Inc. (a)(b)	192,184	22,581,620
Evolving Systems, Inc. (a)(b)	38,879	72,704
Fair Isaac Corp. (a)	153,460	77,659,968
FireEye, Inc. (a)	1,263,872	28,272,817
Five9, Inc. (a)	349,890	61,965,519
fuboTV, Inc. (a)(b)	264,059	6,268,761
GSE Systems, Inc. (a)(b)	32,533	58,559
GTY Technology Holdings, Inc. (a)(b)	241,748	1,450,488
Guidewire Software, Inc. (a)	438,728	42,881,275
HubSpot, Inc. (a)	230,285	116,151,148
Intelligent Systems Corp. (a)(b)	34,175	1,116,497
InterDigital, Inc.	162,263	13,107,605
Intrusion, Inc. (a)(b)	70,512	1,047,808
Inuvo, Inc. (a)(b)	451,682	348,879
Issuer Direct Corp. (a)	16,294	421,689
j2 Global, Inc. (a)(b)	224,301	27,932,204
Jamf Holding Corp. (a)(b)	152,792	5,298,827
Kaspien Holdings, Inc. (a)(b)	3,034	70,389
LivePerson, Inc. (a)(b)	329,080	18,082,946
Manhattan Associates, Inc. (a)	335,378	45,604,700
Marin Software, Inc. (a)(b)	37,651	59,865
McAfee Corp.	188,690	4,741,780
Medallia, Inc. (a)(b)	439,808	11,289,871
MicroStrategy, Inc. Class A (a)(b)	40,354	18,966,380
Mimecast Ltd. (a)	306,425	15,318,186
Mitek Systems, Inc. (a)(b)	230,843	3,915,097
Model N, Inc. (a)(b)	164,997	5,885,443
Net Element International, Inc. (a)	21,564	222,756
NetSol Technologies, Inc. (a)(b)	62,696	290,282
New Relic, Inc. (a)	283,261	17,754,799
Nuance Communications, Inc. (a)	1,503,396	79,529,648
Nutanix, Inc. Class A (a)	1,023,036	32,235,864
NXT-ID, Inc. (a)	131,621	111,193
Oblong, Inc. (a)(b)	69,953	252,530
ON24, Inc. (a)(b)	45,054	1,449,838
Onespan, Inc. (a)	179,481	4,693,428
Pagerduty, Inc. (a)(b)	303,364	12,331,747
Palantir Technologies, Inc. (a)(b)	2,316,645	53,167,003
Palo Alto Networks, Inc. (a)	511,986	185,978,915
Park City Group, Inc. (a)(b)	64,528	386,523
Paylocity Holding Corp. (a)	198,376	33,690,196
Pegasystems, Inc.	208,287	24,607,026
Phunware, Inc. (a)(b)	329,221	447,741
Ping Identity Holding Corp. (a)(b)	191,408	4,614,847
Progress Software Corp. (b)	231,941	10,337,610
Proofpoint, Inc. (a)	303,001	52,361,603
PROS Holdings, Inc. (a)	211,460	9,382,480
Q2 Holdings, Inc. (a)	274,935	26,099,580
QAD, Inc.:
Class A	48,455	3,462,594
Class B	23,915	1,153,420
Qualtrics International, Inc.	298,737	10,288,502
Qualys, Inc. (a)(b)	176,436	17,057,832
Qumu Corp. (a)	66,043	309,742
Rapid7, Inc. (a)(b)	274,028	22,922,442
RealNetworks, Inc. (a)(b)	88,984	211,782
Rimini Street, Inc. (a)	116,193	756,416
RingCentral, Inc. (a)	424,272	111,358,672
Riot Blockchain, Inc. (a)(b)	354,648	9,621,600
SailPoint Technologies Holding, Inc. (a)(b)	476,241	22,159,494
SeaChange International, Inc. (a)	146,521	169,964
SecureWorks Corp. (a)	47,671	671,208
SharpSpring, Inc. (a)(b)	59,696	814,850
ShotSpotter, Inc. (a)(b)	45,643	1,858,127
SilverSun Technologies, Inc. (A Shares) (b)	17,056	114,957
Slack Technologies, Inc. Class A (a)	2,646,199	116,538,604
Smartsheet, Inc. (a)	603,015	35,626,126
Smith Micro Software, Inc. (a)	184,824	996,201
SolarWinds, Inc. (a)(b)	384,544	6,364,203
Splunk, Inc. (a)	854,291	103,540,069
Sprout Social, Inc. (a)(b)	148,776	10,328,030
SPS Commerce, Inc. (a)	188,760	17,717,014
SS&C Technologies Holdings, Inc.	1,181,483	87,276,149
Sumo Logic, Inc. (b)	88,926	1,671,809
Support.com, Inc. (a)(b)	90,411	254,959
SVMK, Inc. (a)	647,679	12,597,357
Synchronoss Technologies, Inc. (a)(b)	194,766	566,769
Telos Corp.	128,362	4,220,543
Tenable Holdings, Inc. (a)	353,179	14,762,882
Teradata Corp. (a)	576,956	27,618,884
The Trade Desk, Inc. (a)	225,092	132,385,609
Upland Software, Inc. (a)	136,399	5,590,995
Varonis Systems, Inc. (a)	537,626	25,967,336
Verb Technology Co., Inc. (a)(b)	212,880	257,585
Verint Systems, Inc. (a)	347,204	16,009,576
Veritone, Inc. (a)(b)	134,232	2,573,227
Vertex, Inc. Class A (a)(b)	129,902	2,495,417
Viant Technology, Inc.	52,687	1,537,934
VirnetX Holding Corp. (b)	335,125	1,534,873
VMware, Inc. Class A (a)(b)	425,227	67,139,091
Workday, Inc. Class A (a)	968,348	221,480,555
Workiva, Inc. (a)(b)	219,585	20,838,617
Xperi Holding Corp. (b)	560,005	11,995,307
Yext, Inc. (a)(b)	498,215	7,209,171
Zendesk, Inc. (a)	621,974	84,998,967
Zix Corp. (a)	301,693	2,102,800
Zoom Video Communications, Inc. Class A (a)	1,077,816	357,328,338
Zscaler, Inc. (a)	397,413	77,177,605
Zuora, Inc. (a)(b)	542,813	8,397,317
		4,293,279,299
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	660,075	19,412,806
Astro-Med, Inc. (a)	35,940	584,025
Avid Technology, Inc. (a)	224,745	6,940,126
Boxlight Corp. (a)(b)	235,973	589,933
Corsair Gaming, Inc. (b)	112,350	3,507,567
Dell Technologies, Inc. (a)	1,245,732	122,879,004
Diebold Nixdorf, Inc. (a)	409,263	5,541,421
Eastman Kodak Co. (a)(b)	328,594	2,339,589
Immersion Corp. (a)	92,246	788,703
Intevac, Inc. (a)	128,615	893,874
NCR Corp. (a)	690,948	33,303,694
One Stop Systems, Inc. (a)(b)	65,352	379,042
Pure Storage, Inc. Class A (a)(b)	1,308,463	24,926,220
Quantum Corp. (a)	302,417	2,271,152
Socket Mobile, Inc. (a)	29,658	175,279
Sonim Technologies, Inc. (a)(b)	270,660	137,468
Super Micro Computer, Inc. (a)	228,429	7,935,623
Transact Technologies, Inc. (a)	27,805	388,436
Xerox Holdings Corp.	871,236	20,430,484
		253,424,446

TOTAL INFORMATION TECHNOLOGY		8,476,207,355

MATERIALS - 4.0%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	96,954	769,815
AdvanSix, Inc. (a)	147,285	4,663,043
AgroFresh Solutions, Inc. (a)	114,965	254,073
American Vanguard Corp.	143,314	2,635,544
Amyris, Inc. (a)	846,408	12,044,386
Ashland Global Holdings, Inc.	288,744	27,384,481
Avient Corp.	483,443	25,129,367
Axalta Coating Systems Ltd. (a)	1,093,505	35,473,302
Balchem Corp.	172,330	22,575,230
Cabot Corp.	301,704	19,182,340
Chase Corp.	39,148	4,149,688
Core Molding Technologies, Inc. (a)	29,730	401,355
Crown ElectroKinetics Corp. (a)(b)	73,344	318,313
Danimer Scientific, Inc. (a)(b)	326,550	7,242,879
Element Solutions, Inc.	1,139,444	26,651,595
Ferro Corp. (a)	429,746	9,282,514
Flotek Industries, Inc. (a)(b)	321,160	700,129
FutureFuel Corp. (b)	143,902	1,477,874
GCP Applied Technologies, Inc. (a)	256,560	6,254,933
H.B. Fuller Co.	275,957	19,074,148
Hawkins, Inc.	100,774	3,428,331
Huntsman Corp.	1,035,756	29,394,755
Ikonics Corp. (a)	2,502	23,068
Ingevity Corp. (a)	215,425	17,731,632
Innospec, Inc.	130,871	13,232,367
Intrepid Potash, Inc. (a)	53,564	1,533,002
Koppers Holdings, Inc. (a)	112,962	3,916,393
Kraton Performance Polymers, Inc. (a)	167,618	5,690,631
Kronos Worldwide, Inc.	121,862	1,979,039
Livent Corp. (a)(b)	780,890	15,235,164
Loop Industries, Inc. (a)(b)	121,007	1,116,895
LSB Industries, Inc. (a)(b)	113,954	716,771
Marrone Bio Innovations, Inc. (a)	535,300	749,420
Minerals Technologies, Inc.	181,236	15,767,532
NewMarket Corp.	38,818	13,323,502
Northern Technologies International Corp.	40,080	660,518
Olin Corp.	754,929	36,908,479
Orion Engineered Carbons SA (a)	319,380	6,464,251
PQ Group Holdings, Inc.	276,400	4,516,376
Quaker Chemical Corp. (b)	70,519	17,104,383
Rayonier Advanced Materials, Inc. (a)	334,207	2,580,078
RPM International, Inc. (b)	684,211	63,994,255
Sensient Technologies Corp.	223,151	19,358,349
Stepan Co.	114,793	15,458,025
The Chemours Co. LLC (b)	861,091	30,939,000
The Scotts Miracle-Gro Co. Class A	214,615	46,650,863
Trecora Resources (a)(b)	108,796	891,039
Tredegar Corp. (b)	135,542	2,065,660
Trinseo SA	196,966	12,790,972
Tronox Holdings PLC	578,231	13,576,864
Valhi, Inc.	13,094	336,778
Valvoline, Inc. (b)	956,670	31,570,110
Venator Materials PLC (a)	282,815	1,405,591
W.R. Grace & Co.	327,090	22,412,207
Westlake Chemical Corp.	178,788	18,034,346
		697,221,655
Construction Materials - 0.2%
Eagle Materials, Inc.	221,273	32,474,025
Forterra, Inc. (a)	98,455	2,301,878
Summit Materials, Inc. (a)	599,265	20,866,407
U.S. Concrete, Inc. (a)(b)	83,671	4,768,410
United States Lime & Minerals, Inc. (b)	10,802	1,503,098
		61,913,818
Containers & Packaging - 0.7%
Aptargroup, Inc.	343,391	50,584,928
Berry Global Group, Inc. (a)	705,754	48,139,480
Crown Holdings, Inc.	708,002	73,094,126
Graphic Packaging Holding Co.	1,395,601	24,674,226
Greif, Inc.:
Class A	106,699	6,584,395
Class B	64,018	3,826,996
Myers Industries, Inc.	192,487	4,240,489
O-I Glass, Inc. (a)	832,844	15,349,315
Pactiv Evergreen, Inc.	219,942	3,263,939
Ranpak Holdings Corp. (A Shares) (a)	193,232	4,266,563
Silgan Holdings, Inc.	414,946	17,481,675
Sonoco Products Co.	529,209	35,732,192
UFP Technologies, Inc. (a)	36,463	1,985,046
		289,223,370
Metals & Mining - 1.2%
Alcoa Corp. (a)	985,367	39,089,509
Allegheny Technologies, Inc. (a)(b)	668,407	16,369,287
Alpha Metallurgical Resources (a)	93,522	1,857,347
Ampco-Pittsburgh Corp. (a)(b)	59,215	416,281
Arconic Rolled Products Corp. (a)	517,963	18,734,722
Carpenter Technology Corp.	259,454	12,433,036
Century Aluminum Co. (a)	265,048	3,607,303
Cleveland-Cliffs, Inc. (a)(b)	2,427,752	48,846,370
Coeur d'Alene Mines Corp. (a)(b)	1,294,267	13,460,377
Commercial Metals Co. (b)	621,348	19,553,822
Compass Minerals International, Inc. (b)	178,801	12,498,190
Comstock Mining, Inc. (a)(b)	416,864	1,584,083
Friedman Industries	25,968	344,076
Gatos Silver, Inc. (b)	117,791	2,007,159
Gold Resource Corp. (b)	380,206	1,056,973
Golden Minerals Co. (a)(b)	512,658	378,034
Haynes International, Inc. (b)	64,861	2,257,163
Hecla Mining Co.	2,838,530	25,546,770
Hycroft Mining Holding Corp. (a)(b)	188,916	759,442
Kaiser Aluminum Corp.	84,560	10,941,218
Materion Corp. (b)	109,044	8,598,119
McEwen Mining, Inc. (a)(b)	1,538,057	2,260,944
MP Materials Corp. (a)(b)	319,459	8,970,409
Olympic Steel, Inc. (b)	49,076	1,754,467
Paramount Gold Nevada Corp. (a)	22,322	23,885
Ramaco Resources, Inc. (a)(b)	23,222	133,527
Reliance Steel & Aluminum Co.	332,580	55,896,721
Royal Gold, Inc.	347,092	42,959,577
Ryerson Holding Corp. (a)	85,261	1,411,922
Schnitzer Steel Industries, Inc. Class A	143,902	7,839,781
Solitario Exploration & Royalty Corp. (a)(b)	222,066	149,339
Steel Dynamics, Inc.	1,056,175	65,937,005
SunCoke Energy, Inc.	438,367	3,300,904
Synalloy Corp. (a)	36,188	357,176
TimkenSteel Corp. (a)(b)	200,180	3,032,727
U.S. Antimony Corp. (a)(b)	371,113	315,446
U.S. Gold Corp. (a)	34,091	417,615
United States Steel Corp. (b)	1,388,673	36,008,291
Universal Stainless & Alloy Products, Inc. (a)	43,484	467,453
Warrior Metropolitan Coal, Inc.	270,979	4,958,916
Worthington Industries, Inc.	182,677	12,124,272
		488,659,658
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)(b)	88,338	2,520,283
Domtar Corp. (a)	291,575	15,812,112
Glatfelter Corp. (b)	235,744	3,479,581
Louisiana-Pacific Corp.	562,162	37,782,908
Mercer International, Inc. (SBI)	211,653	3,140,931
Neenah, Inc.	87,863	4,650,589
Resolute Forest Products (a)	438,005	7,389,144
Schweitzer-Mauduit International, Inc.	167,003	6,832,093
Verso Corp.	173,041	2,943,427
		84,551,068

TOTAL MATERIALS		1,621,569,569

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Acadia Realty Trust (SBI)	456,429	9,904,509
Agree Realty Corp.	340,025	23,896,957
Alexander & Baldwin, Inc.	389,243	7,477,358
Alexanders, Inc.	12,018	3,258,801
Alpine Income Property Trust, Inc.	36,593	667,090
American Assets Trust, Inc.	268,664	9,819,669
American Campus Communities, Inc.	725,136	34,197,414
American Finance Trust, Inc.	590,765	5,375,962
American Homes 4 Rent Class A	1,424,188	54,218,837
Americold Realty Trust	1,337,448	50,849,773
Apartment Income (REIT) Corp.	790,359	36,814,922
Apartment Investment & Management Co. Class A	784,054	5,527,581
Apple Hospitality (REIT), Inc.	1,118,990	17,758,371
Armada Hoffler Properties, Inc.	327,357	4,344,027
Ashford Hospitality Trust, Inc. (a)(b)	346,155	1,401,928
Bluerock Residential Growth (REIT), Inc.	119,841	1,163,656
Braemar Hotels & Resorts, Inc. (a)	164,484	1,011,577
Brandywine Realty Trust (SBI)	889,814	12,510,785
Brixmor Property Group, Inc.	1,568,399	35,618,341
Broadstone Net Lease, Inc.	204,787	4,472,548
BRT Apartments Corp.	59,734	1,071,031
Camden Property Trust (SBI)	516,640	64,776,323
CareTrust (REIT), Inc.	522,116	12,154,860
CatchMark Timber Trust, Inc.	267,981	3,202,373
Cedar Realty Trust, Inc.	63,981	910,450
Centerspace	71,391	5,082,325
Chatham Lodging Trust (a)	257,794	3,395,147
CIM Commercial Trust Corp. (b)	21,666	259,559
City Office REIT, Inc.	228,281	2,638,928
Clipper Realty, Inc.	62,552	506,671
Colony Capital, Inc. (a)(b)	2,624,097	18,027,546
Columbia Property Trust, Inc.	610,123	10,671,051
Community Healthcare Trust, Inc.	125,161	5,917,612
Condor Hospitality Trust, Inc. (a)	9,303	39,538
CorEnergy Infrastructure Trust, Inc. (b)	71,905	437,901
CorePoint Lodging, Inc. (a)	216,447	2,270,529
CoreSite Realty Corp.	223,894	27,147,148
Corporate Office Properties Trust (SBI)	606,080	16,727,808
Cousins Properties, Inc.	793,727	29,439,334
CTO Realty Growth, Inc.	32,737	1,729,168
CubeSmart	1,056,447	46,261,814
CyrusOne, Inc.	634,814	46,817,533
DiamondRock Hospitality Co. (a)	1,124,297	10,883,195
Diversified Healthcare Trust (SBI)	1,270,574	4,612,184
Douglas Emmett, Inc.	866,774	30,094,393
Easterly Government Properties, Inc.	442,215	9,167,117
EastGroup Properties, Inc.	211,836	33,487,035
Empire State Realty Trust, Inc.	749,409	8,865,508
EPR Properties	398,115	19,567,352
Equity Commonwealth	643,303	17,652,234
Equity Lifestyle Properties, Inc.	896,972	63,559,436
Essential Properties Realty Trust, Inc.	614,185	15,723,136
Farmland Partners, Inc. (b)	153,535	1,908,440
First Industrial Realty Trust, Inc.	679,929	34,431,605
Four Corners Property Trust, Inc.	415,624	11,537,722
Franklin Street Properties Corp.	529,015	2,719,137
Gaming & Leisure Properties	1,159,098	53,735,783
Getty Realty Corp.	204,853	6,377,074
Gladstone Commercial Corp.	197,152	4,272,284
Gladstone Land Corp.	129,319	2,991,148
Global Medical REIT, Inc.	263,250	3,790,800
Global Net Lease, Inc.	492,195	9,617,490
Global Self Storage, Inc.	94,056	516,367
Healthcare Realty Trust, Inc.	744,924	22,600,994
Healthcare Trust of America, Inc.	1,158,576	31,756,568
Hersha Hospitality Trust (a)	199,341	2,142,916
Highwoods Properties, Inc. (SBI)	554,770	25,341,894
Hudson Pacific Properties, Inc.	803,767	23,301,205
Independence Realty Trust, Inc.	550,013	9,394,222
Indus Realty Trust, Inc.	26,800	1,765,048
Industrial Logistics Properties Trust	354,451	8,882,542
InnSuites Hospitality Trust	27,789	193,411
Invitation Homes, Inc.	2,994,379	108,606,126
iStar Financial, Inc. (b)	399,842	6,721,344
JBG SMITH Properties	589,697	18,994,140
Kilroy Realty Corp.	561,674	39,435,132
Kite Realty Group Trust	458,561	9,721,493
Lamar Advertising Co. Class A	457,386	47,943,201
Lexington Corporate Properties Trust (b)	1,481,418	18,339,955
Life Storage, Inc.	399,053	39,681,830
LTC Properties, Inc.	209,407	8,204,566
Mack-Cali Realty Corp.	457,300	7,806,111
Medalist Diversified (REIT), Inc. (a)	22,230	31,789
Medical Properties Trust, Inc.	3,066,621	64,920,367
Monmouth Real Estate Investment Corp. Class A	532,911	10,040,043
National Health Investors, Inc.	246,129	16,222,362
National Retail Properties, Inc.	931,055	43,154,399
National Storage Affiliates Trust	344,967	15,902,979
NETSTREIT Corp.	146,370	3,266,978
New Senior Investment Group, Inc.	419,708	2,782,664
NexPoint Residential Trust, Inc.	122,809	6,366,419
Office Properties Income Trust	260,588	7,616,987
Omega Healthcare Investors, Inc.	1,227,008	44,933,033
One Liberty Properties, Inc.	88,259	2,255,017
Outfront Media, Inc. (a)	763,402	18,275,844
Paramount Group, Inc.	901,289	9,896,153
Park Hotels & Resorts, Inc. (a)	1,238,726	25,753,114
Pebblebrook Hotel Trust	698,029	15,600,948
Pennsylvania Real Estate Investment Trust (SBI) (b)	317,052	662,639
Physicians Realty Trust	1,130,975	20,504,577
Piedmont Office Realty Trust, Inc. Class A	684,580	12,657,884
Plymouth Industrial REIT, Inc.	157,478	3,014,129
Postal Realty Trust, Inc.	75,880	1,533,535
Potlatch Corp.	356,574	21,465,755
Preferred Apartment Communities, Inc. Class A	274,066	2,688,587
PS Business Parks, Inc.	108,324	16,785,887
QTS Realty Trust, Inc. Class A (b)	343,559	21,774,769
Rayonier, Inc.	729,077	27,843,451
Retail Opportunity Investments Corp.	633,006	11,305,487
Retail Properties America, Inc.	1,135,828	13,686,727
Retail Value, Inc.	95,938	1,684,671
Rexford Industrial Realty, Inc.	703,241	38,840,000
RLJ Lodging Trust	876,227	13,467,609
RPT Realty	437,702	5,580,701
Ryman Hospitality Properties, Inc. (a)	290,030	21,726,147
Sabra Health Care REIT, Inc.	1,131,102	19,760,352
Safehold, Inc.	79,541	5,575,824
Saul Centers, Inc.	72,606	3,227,337
Seritage Growth Properties (a)	192,436	3,248,320
Service Properties Trust	876,115	11,004,004
SITE Centers Corp.	892,979	13,367,896
SL Green Realty Corp. (b)	362,798	28,740,858
Sotherly Hotels, Inc. (a)	60,391	224,655
Spirit Realty Capital, Inc.	611,129	28,881,957
Stag Industrial, Inc.	847,484	30,263,654
Store Capital Corp.	1,275,142	43,864,885
Summit Hotel Properties, Inc. (a)	565,073	5,430,352
Sun Communities, Inc.	590,479	98,857,994
Sunstone Hotel Investors, Inc. (a)	1,126,758	14,152,080
Tanger Factory Outlet Centers, Inc. (b)	491,723	8,619,904
Terreno Realty Corp.	373,326	23,751,000
The GEO Group, Inc. (b)	638,941	3,316,104
The Macerich Co. (b)	610,302	9,709,905
UMH Properties, Inc.	210,968	4,474,631
Uniti Group, Inc.	1,233,957	13,400,773
Universal Health Realty Income Trust (SBI)	69,038	4,777,430
Urban Edge Properties	590,907	11,434,050
Urstadt Biddle Properties, Inc. Class A	176,176	3,220,497
VEREIT, Inc.	1,213,746	57,737,897
VICI Properties, Inc. (b)	2,838,788	88,371,470
Washington Prime Group, Inc. (a)(b)	99,878	221,729
Washington REIT (SBI)	449,872	10,639,473
Weingarten Realty Investors (SBI)	634,951	20,807,344
Wheeler REIT, Inc. (a)	33,737	140,346
Whitestone REIT Class B	235,527	1,950,164
WP Carey, Inc.	931,397	70,273,904
Xenia Hotels & Resorts, Inc. (a)	604,481	11,732,976
		2,569,538,309
Real Estate Management & Development - 0.6%
Alset Ehome International, Inc. (b)	9,568	38,942
Altisource Asset Management Corp. (a)	2,426	41,436
Altisource Portfolio Solutions SA (a)(b)	44,655	304,994
American Realty Investments, Inc. (a)	2,084	22,195
Cushman & Wakefield PLC (a)(b)	571,649	10,867,047
eXp World Holdings, Inc. (a)(b)	294,366	9,496,247
Fathom Holdings, Inc. (a)(b)	18,906	624,276
Forestar Group, Inc. (a)	95,292	2,192,669
FRP Holdings, Inc. (a)	34,273	1,964,871
Howard Hughes Corp. (a)	239,289	25,323,955
InterGroup Corp. (a)(b)	1,129	42,563
J.W. Mays, Inc. (a)	15	427
Jones Lang LaSalle, Inc. (a)	268,827	54,370,261
Kennedy-Wilson Holdings, Inc.	652,878	12,953,100
Marcus & Millichap, Inc. (a)	126,463	4,969,996
Maui Land & Pineapple, Inc. (a)(b)	29,867	318,382
Newmark Group, Inc.	865,082	11,159,558
Opendoor Technologies, Inc. (a)(b)	1,809,007	28,329,050
Rafael Holdings, Inc. (a)	55,973	2,893,804
RE/MAX Holdings, Inc.	101,125	3,540,386
Realogy Holdings Corp. (a)(b)	614,965	10,891,030
Redfin Corp. (a)(b)	547,149	32,298,205
Stratus Properties, Inc. (a)	32,169	874,032
Tejon Ranch Co. (a)	115,150	1,722,644
The RMR Group, Inc.	83,160	3,253,219
The St. Joe Co. (b)	169,565	7,930,555
Transcontinental Realty Investors, Inc. (a)(b)	1,782	51,856
Trinity Place Holdings, Inc. (a)	39,666	75,762
		226,551,462

TOTAL REAL ESTATE		2,796,089,771

UTILITIES - 1.9%
Electric Utilities - 0.7%
Allete, Inc.	278,292	19,171,536
Avangrid, Inc. (b)	300,234	15,816,327
Genie Energy Ltd. Class B (b)	106,000	646,600
Hawaiian Electric Industries, Inc.	547,914	23,587,698
IDACORP, Inc.	264,802	25,937,356
MGE Energy, Inc.	195,101	14,636,477
OGE Energy Corp. (b)	1,052,088	36,297,036
Otter Tail Corp.	225,424	10,813,589
PG&E Corp. (a)	7,874,109	79,843,465
PNM Resources, Inc.	450,543	22,130,672
Portland General Electric Co.	478,793	22,953,336
Spark Energy, Inc. Class A, (b)	64,727	672,514
		272,506,606
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	95,134	10,898,551
National Fuel Gas Co.	480,116	24,913,219
New Jersey Resources Corp.	513,797	21,949,408
Northwest Natural Holding Co.	163,380	8,639,534
ONE Gas, Inc.	282,715	21,011,379
RGC Resources, Inc. (b)	49,903	1,141,781
South Jersey Industries, Inc. (b)	516,686	13,774,849
Southwest Gas Holdings, Inc.	298,630	19,712,566
Spire, Inc. (b)	273,298	19,584,535
UGI Corp.	1,102,579	50,773,763
		192,399,585
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	187,643	4,715,469
Class C	381,773	10,242,970
Ormat Technologies, Inc. (b)	232,605	16,061,375
Sunnova Energy International, Inc. (a)	330,006	9,636,175
Vistra Corp.	2,555,038	41,314,964
		81,970,953
Multi-Utilities - 0.2%
Avista Corp.	368,711	16,713,670
Black Hills Corp.	335,667	22,083,532
MDU Resources Group, Inc.	1,052,154	35,415,504
NorthWestern Energy Corp.	271,046	17,170,764
Unitil Corp. (b)	79,031	4,334,850
		95,718,320
Water Utilities - 0.3%
American States Water Co. (b)	194,793	15,460,720
Artesian Resources Corp. Class A	42,104	1,736,369
Cadiz, Inc. (a)(b)	168,332	2,316,248
California Water Service Group (b)	267,947	15,230,107
Essential Utilities, Inc.	1,177,135	56,267,053
Global Water Resources, Inc.	32,048	547,380
Middlesex Water Co.	92,778	7,975,197
Pure Cycle Corp. (a)	138,950	1,964,753
SJW Corp.	143,408	9,242,646
York Water Co. (b)	69,909	3,518,520
		114,258,993

TOTAL UTILITIES		756,854,457

TOTAL COMMON STOCKS
(Cost $25,711,326,741)		40,344,794,732

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	86	2,180

Money Market Funds - 10.0%
Fidelity Cash Central Fund 0.03% (e)	83,577,365	83,594,081
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	3,963,987,243	3,964,383,642
TOTAL MONEY MARKET FUNDS
(Cost $4,047,977,723)		4,047,977,723
TOTAL INVESTMENT IN SECURITIES - 109.8%
(Cost $29,759,306,263)		44,392,774,635
NET OTHER ASSETS (LIABILITIES) - (9.8)%(g)		(3,950,564,913)
NET ASSETS - 100%		$40,442,209,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	569	June 2021	$64,541,670	$2,268,882	$2,268,882
CME E-mini S&P MidCap 400 Index Contracts (United States)	159	June 2021	43,354,530	2,130,670	2,130,670
TOTAL FUTURES CONTRACTS					$4,399,552

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,061,282 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $5,996,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,182
Fidelity Securities Lending Cash Central Fund	6,239,302
Total	$6,264,484

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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